FIFTH THIRD QUALITY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
COMMON STOCKS - 98.5%
           BANKING - 14.3%
           ---------------------------------
 950,000   Bank of New York Co., Inc.        $ 51,994
 120,000   Charter One Financial Corporation    3,389
 235,000   First Tennessee National Corp.       7,579
1,035,000  Mellon Financial Corp.              48,231
 240,000   Regions Financial Corp.              7,140
 260,000   SouthTrust Corp.                    11,537
 920,000   Wells Fargo Co.                     47,389
           --------------------------------- ---------
             Total                            177,259
           --------------------------------- ---------
           BUSINESS SERVICES - 1.8%
           ---------------------------------
 480,000   Cintas Corp.                        22,410
           --------------------------------- ---------
           COMPUTER SOFTWARE & SERVICES - 8.5%
           ---------------------------------
 405,000   Computer Sciences Corp. (a)         26,163
 695,000   Microsoft Corp. (a)                 42,438
1,240,000  Oracle Corp. (a)                    36,115
           --------------------------------- ---------
             Total                            104,716
           --------------------------------- ---------
           COMPUTER SYSTEMS & EQUIPMENT - 5.2%
           ---------------------------------
 732,000   Cisco Systems, Inc. (a)             27,404
 330,000   IBM Corp.                           36,960
           --------------------------------- ---------
             Total                             64,364
           --------------------------------- ---------
           CONSUMER CYCLICALS - 0.7%
           ---------------------------------
 270,000   Carnival Corp.                       8,710
           --------------------------------- ---------
           CONSUMER PRODUCTS - 0.4%
           ---------------------------------
  67,000   Procter & Gamble Co.                 4,813
           --------------------------------- ---------
           ELECTRICAL EQUIPMENT - 1.8%
           ---------------------------------
 490,000   General Electric Co.                22,540
           --------------------------------- ---------
           ELECTRONICS - 18.9%
           ---------------------------------
 255,000   Agilent Technologies (a)            13,910
 100,000   Applied Materials, Inc. (a)          5,031
 200,000   Corning, Inc.                       11,342
 280,000   EMC Corp. (a)                       21,277
1,230,000  Intel Corp.                         45,510
 230,000   Maxim Integrated Products, Inc. (a) 14,044
 245,000   Nokia Corp. ADR                      8,416
 320,000   Nortel Networks                     12,234
 120,000   PMC - Sierra, Inc. (a)               9,067
 900,000   Tellabs, Inc. (a)                   58,331
 810,000   Texas Instruments, Inc.             35,478
           --------------------------------- ---------
             Total                            234,640
           --------------------------------- ---------
           ENERGY - 4.2%
           ---------------------------------
  60,000   Chevron Corp.                        4,997
 160,000   Enron Corp.                         12,800
 180,000   Exxon Mobil Corp.                   15,147
 230,000   Schlumberger Ltd.                   17,664
  31,540   Transocean Sedco Forex, Inc.         1,433
           --------------------------------- ---------
             Total                             52,041
           --------------------------------- ---------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
           FINANCIAL SERVICES - 9.5%
           ---------------------------------
 230,000   Capital One Financial Corp.     $   14,495
  50,000   Citigroup Inc.                       2,799
 765,000   Freddie Mac                         46,665
 392,000   Marsh & McLennan Cos., Inc.         42,395
 370,000   Schwab (Charles) Corp.               9,772
  40,000   T Rowe Price Group Inc.              1,560
           --------------------------------- ---------
             Total                            117,686
           --------------------------------- ---------
           HEALTHCARE - 4.8%
           ---------------------------------
 145,000   Baxter International, Inc.          12,743
 600,000   Guidant Corp.                       29,700
 300,000   Medtronic, Inc.                     16,200
           --------------------------------- ---------
             Total                             58,643
           --------------------------------- ---------
           MANUFACTURING - 7.6%
           ---------------------------------
 460,000   Illinois Tool Works, Inc.           30,130
 985,000   Tyco International, Ltd.            60,676
  60,000   Zebra Technologies Corp., Class A (a) 3,341
           --------------------------------- ---------
             Total                             94,147
           --------------------------------- ---------
           MEDIA/ PUBLISHING - 1.8%
           ---------------------------------
 555,000   Interpublic Group of Cos., Inc.     22,866
           --------------------------------- ---------
           MEDICAL DISTRIBUTION - 2.9%
           ---------------------------------
 373,000   Cardinal Health, Inc.               35,547
           --------------------------------- ---------
           PHARMACEUTICALS - 5.2%
           ---------------------------------
 210,000   American Home Products Corp.        12,411
 275,000   Amgen, Inc. (a)                     19,336
 210,000   Medimune, Inc. (a)                   8,347
 425,000   Pfizer, Inc.                        19,189
 100,000   Schering-Plough Corp.                5,040
           --------------------------------- ---------
             Total                             64,323
           --------------------------------- ---------
           RETAIL - 8.3%
           ---------------------------------
 730,000   Home Depot, Inc.                    35,186
 715,000   Lowe's Cos., Inc.                   38,217
 515,000   Wal-Mart Stores, Inc.               29,252
           --------------------------------- ---------
             Total                            102,655
           --------------------------------- ---------
           TELECOMMUNICATIONS - 2.6%
           ---------------------------------
 165,000   Alltel Corp.                          9,765
   1,045   WorldCom, Inc. (a)                   22,533
           -------------------------------------------
             Total                              32,298
           --------------------------------- ---------
           Total Common Stocks               1,219,658
           --------------------------------- ---------


                                  - Continued -

FIFTH THIRD QUALITY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
REPURCHASE AGREEMENTS - 1.4%
$17,473    Warburg/Dillon, 5.67%, dated
             1/31/01, due 2/1/01,
             (at amortized cost), collateralized
             by U.S. Treasury Bonds, 3.875%,
             due 4/15/29, with a
             value of $17,825.               $  17,473
           --------------------------------- ---------
           Total Repurchase Agreements          17,473
           --------------------------------- ---------
           TOTAL INVESTMENTS (COST $874,784)
           - 99.9%                           1,237,131
           --------------------------------- ---------
           OTHER ASSETS IN EXCESS OF
           LIABILITIES - 0.1%                    1,150
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%        $1,238,281
           --------------------------------- ---------


(a)  Non-income producing security.


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD EQUITY INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
COMMON STOCKS - 96.2%
           BANKING - 27.4%
           ---------------------------------
 133,000   Bank Of New York Co., Inc.         $ 7,279
 117,400   First Tennessee National Corp.       3,786
 118,400   Mellon Financial Corp.               5,518
 150,400   SouthTrust Corp.                     6,674
 163,200   Wells Fargo Co.                      8,406
           --------------------------------- ---------
             Total                             31,663
           --------------------------------- ---------
           COMPUTER SOFTWARE & SERVICES - 1.7%
           ---------------------------------
  17,000   Microsoft Corp. (a)                  1,038
  32,000   Oracle Corp. (a)                       932
           --------------------------------- ---------
             Total                              1,970
           --------------------------------- ---------
           COMPUTER SYSTEMS & EQUIPMENT - 1.7%
           ---------------------------------
  13,200   Cisco Systems, Inc. (a)                494
  12,900   International Business Machines Corp.1,445
           --------------------------------- ---------
             Total                              1,939
           --------------------------------- ---------
           ELECTRICAL EQUIPMENT - 5.9%
           ---------------------------------
  33,800   Emerson Electric Co.                 2,569
  92,400   General Electric Co.                 4,250
           --------------------------------- ---------
             Total                              6,819
           --------------------------------- ---------
           ELECTRONICS - 4.5%
           ---------------------------------
  20,000   EMC Corp. (a)                        1,520
  26,000   Intel Corp.                            962
  22,000   Tellabs, Inc. (a)                    1,426
  30,000   Texas Instruments, Inc.              1,314
           --------------------------------- ---------
             Total                              5,222
           --------------------------------- ---------
           ENERGY - 3.0%
           ---------------------------------
  41,425   Exxon Mobil Corp.                    3,486
           --------------------------------- ---------
           FINANCIAL SERVICES - 9.5%
           ---------------------------------
  78,000   A.G. Edwards, Inc.                   3,671
  18,600   Fannie Mae                           1,380
  55,000   Marsh & McLennan Cos., Inc.          5,948
           --------------------------------- ---------
             Total                             10,999
           --------------------------------- ---------
           FOOD - 1.6%
           ---------------------------------
  68,400   SYSCO Corp.                          1,841
           --------------------------------- ---------
           INSURANCE - 1.0%
           ---------------------------------
  33,000   Cincinnati Financial Corp.           1,174
           --------------------------------- ---------
           MEDIA/PUBLISHING - 2.4%
           ---------------------------------
  30,000   Omnicom Group                        2,739
           --------------------------------- ---------


  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
           OFFICE EQUIPMENT & SUPPLIES - 2.4%
           ---------------------------------
  52,000   Avery Dennison Corp.               $ 2,819
           --------------------------------- ---------
           PHARMACEUTICALS - 18.2%
           ---------------------------------
  71,000   Abbott Laboratories                  3,185
  17,000   Amgen, Inc. (a)                      1,195
  50,000   Bristol-Myers Squibb Co.             3,095
  38,900   Johnson & Johnson                    3,623
  40,000   Merck & Co., Inc.                    3,287
 103,125   Pfizer, Inc.                         4,656
  38,000   Schering-Plough Corp.                1,915
           --------------------------------- ---------
             Total                             20,956
           --------------------------------- ---------
           TELECOMMUNICATIONS - 4.3%
           ---------------------------------
  44,000   ALLTEL Corp.                         2,604
  40,000   SBC Communications, Inc.             1,934
  22,000   Worldcom, Inc. (a)                     474
           --------------------------------- ---------
             Total                              5,012
           --------------------------------- ---------
           TRANSPORTATION - 6.0%
           ---------------------------------
 150,000   GATX Corp.                           6,917
           --------------------------------- ---------
           UTILITIES /ELECTRIC - 1.9%
           ---------------------------------
  72,500   Cinergy Corp.                        2,200
           --------------------------------- ---------
           UTILITIES/NATURAL GAS - 4.7%
           ---------------------------------
 199,000   NiSource, Inc.                       5,353
           --------------------------------- ---------
           Total Common Stock                 111,109
           --------------------------------- ---------
REPURCHASE AGREEMENT - 3.6%
$  4,119   Warburg/Dillon, 5.670%, dated 01/31/01,
             due 02/01/01, (at amortized cost),
             collateralized by U.S. Treasury
             Notes, 3.875%, due 1/15/09,
             with a value of $4,203.            4,119
           --------------------------------- ---------
           TOTAL INVESTMENTS (COST $75,273)
           - 99.8%                            115,228
           --------------------------------- ---------
           OTHER ASSETS IN EXCESS
           OF LIABILITIES - 0.2%                  268
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $115,496
           --------------------------------- ---------

(a) Non-income producing security.




       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD PINNACLE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
COMMON STOCKS - 97.7%
           COMPUTER SOFTWARE & SERVICES - 10.3%
           ---------------------------------
  50,325   First Data Corp.                   $ 3,060
  55,120   Oracle Corp. (a)                     1,605
  34,859   Sun Microsystems, Inc. (a)           1,066
  19,650   Veritas Software Co. (a)             1,864
           --------------------------------- ---------
             Total                              7,595
           --------------------------------- ---------
           COMPUTER SYSTEMS & EQUIPMENT - 3.8%
           ---------------------------------
  75,145   Cisco Systems, Inc. (a)              2,813
           --------------------------------- ---------
           CONGLOMERATE - 2.1%
           ---------------------------------
  28,541   Viacom, Inc., Class B (a)            1,576
           --------------------------------- ---------
           CONSUMER PRODUCTS - 7.5%
           ---------------------------------
  45,570   Corning, Inc.                        2,584
  30,550   Quaker Oats Co.                      2,902
           --------------------------------- ---------
             Total                              5,486
           --------------------------------- ---------
           ELECTRICAL EQUIPMENT - 3.8%
           ---------------------------------
  60,850   General Electric Co.                 2,799
           --------------------------------- ---------
           ELECTRONICS - 13.3%
           ---------------------------------
  34,705   EMC Corp. (a)                        2,637
  33,665   JDS Uniphase Corp. (a)               1,845
  74,702   Solectron Corp. (a)                  2,977
  18,327   Tellabs, Inc. (a)                    1,188
  26,280   Texas Instruments, Inc.              1,151
           --------------------------------- ---------
             Total                              9,798
           --------------------------------- ---------
           ENERGY - 13.9%
           ---------------------------------
  45,400   Dynegy Inc.                          2,211
  38,425   Enron Corp.                          3,074
  28,488   Exxon Mobil Corp.                    2,397
  33,175   Schlumberger Ltd.                    2,548
           --------------------------------- ---------
             Total                             10,230
           --------------------------------- ---------
           FINANCIAL SERVICES - 8.5%
           ---------------------------------
  24,625   American Express Co.                 1,160
  42,875   Citigroup, Inc.                      2,400
   9,318   Marsh & Mclennan Cos., Inc.          1,008
  23,354   Merrill Lynch & Co., Inc.            1,693
           --------------------------------- ---------
             Total                              6,261
           --------------------------------- ---------
           HEALTHCARE - 5.2%
           ---------------------------------
  15,325   Baxter International, Inc.           1,347
  65,475   HCA- The Healthcare Co.              2,449
           --------------------------------- ---------
             Total                              3,796
           --------------------------------- ---------


  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

           INSURANCE - 3.8%
           ---------------------------------
  33,018   American International Group, Inc. $ 2,807
           --------------------------------- ---------

           MANUFACTURING - 6.4%
           ---------------------------------
  59,450   Tyco International, Ltd.             3,662
  14,175   United Technologies Corp.            1,063
           --------------------------------- ---------
             Total                              4,725
           --------------------------------- ---------
           MEDIA/PUBLISHING - 5.6%
           ---------------------------------
  27,850   AOL Time Warner, Inc. (a)            1,464
  28,867   Omnicom Group, Inc.                  2,636
           --------------------------------- ---------
             Total                              4,100
           --------------------------------- ---------
           PHARMACEUTICALS - 6.0%
           ---------------------------------
  13,800   Johnson & Johnson                    1,285
  40,707   Pfizer,Inc.                          1,838
  26,033   Schering-Plough Corp.                1,312
           --------------------------------- ---------
             Total                              4,435
           --------------------------------- ---------
           RETAIL - 6.0%
           ---------------------------------
  28,957   Home Depot, Inc.                     1,396
  25,067   Safeway, Inc. (a)                    1,270
  30,617   Wal-Mart Stores, Inc.                1,739
           --------------------------------- ---------
             Total                              4,405
           --------------------------------- ---------
           TELECOMMUNICATIONS - 1.5%
           ---------------------------------
  33,200   Nokia Corp.                          1,141
           --------------------------------- ---------
           Total Common Stocks                 71,967
           --------------------------------- ---------
CASH EQUIVALENTS - 2.4%
   6,000   Fidelity Institutional Cash Porfolio     6
$  1,730   Warburg/ Dillon Repurchase
             Agreement, 5.67%, dated 1/31/01,
             due 2/1/01, (at amortized cost),
             collateralized by U.S. Treasury
             Bond, 3.875%, due 4/15/29,
             with a value of $1,769.            1,730
           --------------------------------- ---------
           Total Cash Equivalents               1,736
           --------------------------------- ---------
           TOTAL INVESTMENTS (COST $64,572)
           - 100.1%                            73,703
           --------------------------------- ---------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - (0.1%)                        (75)
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%          $73,628
           --------------------------------- ---------

(a)  Non-Income producing security.


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
COMMON STOCKS - 68.4%
           BANKING - 10.4%
           ---------------------------------
 140,000   Bank Of New York Co., Inc.         $ 7,662
 135,000   First Tennessee National Corp.       4,354
 135,000   Mellon Financial Corp.               6,291
 170,000   National Commerce Bancorp            4,463
 160,000   North Fork Bancorp                   3,917
  30,000   Regions Financial Corp.                892
  95,000   SouthTrust Corp.                     4,216
 120,000   Wells Fargo Co.                      6,181
           --------------------------------- ---------
             Total                             37,976
           --------------------------------- ---------
           BUSINESS SERVICES - 1.4%
           ---------------------------------
  80,000   Cintas Corp.                         3,735
  25,000   Fastenal Co.                         1,414
           --------------------------------- ---------
             Total                              5,149
           --------------------------------- ---------
           COMPUTER SOFTWARE & SERVICES - 7.4%
           ---------------------------------
 100,000   BMC Software, Inc. (a)               2,906
  45,000   Computer Sciences Corp. (a)          2,907
  25,000   Comverse Technology, Inc. (a)        2,833
  45,000   Convergys Corp. (a)                  2,138
  45,000   Entrust Technologies, Inc. (a)         796
  30,000   Fiserv, Inc. (a)                     1,554
  18,000   Internet Security Systems (a)        1,279
 130,000   MarchFirst, Inc. (a)                   435
  70,000   Microsoft Corp. (a)                  4,274
 130,000   Oracle Corp. (a)                     3,786
  50,000   SunGard Data Systems, Inc. (a)       2,498
  45,000   Wind River Systems, Inc. (a)         1,710
           --------------------------------- ---------
             Total                             27,116
           --------------------------------- ---------
           COMPUTER SYSTEMS & EQUIPMENT - 1.1%
           ---------------------------------
  60,000   Cisco Systems, Inc. (a)              2,246
  18,000   IBM                                  2,016
           --------------------------------- ---------
             Total                              4,262
           --------------------------------- ---------
           CONSUMER CYCLICALS - 0.2%
           ---------------------------------
  30,000   Carnival Corp.                         968
           --------------------------------- ---------
           CONSUMER PRODUCTS - 0.2%
           ---------------------------------
   8,000   Procter & Gamble Co.                   575
           --------------------------------- ---------
           ELECTRICAL EQUIPMENT - 0.3%
           ---------------------------------
  20,000   General Electric Co.                   920
           --------------------------------- ---------
           ELECTRONICS - 22.0%
           ---------------------------------
 285,000   ADC Telecommunications, Inc. (a)     4,150
  53,000   AXT, Inc. (a)                        1,961
  50,000   Agilent Technologies, Inc. (a)       2,728
  36,000   Altera Corp. (a)                     1,089
 100,000   Amkor Technology, Inc. (a)           2,275
 145,000   Analog Devices, Inc. (a)             9,077


  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
  20,000   Applied Materials, Inc. (a)        $ 1,006
  36,000   Corning, Inc.                        2,041
  55,000   Cree, Inc. (a)                       1,898
  35,000   EMC Corp. (a)                        2,660
 105,000   Integrated Circuit Systems, Inc. (a) 2,448
  80,000   Integrated Device
             Technologies, Inc. (a)             3,914
 110,000   Intel Corp.                          4,070
  55,000   Maxim Integrated Products, Inc. (a)  3,358
 110,000   Microchip Technology, Inc. (a)       3,307
  60,000   Nokia Corp. ADR                      2,061
  56,000   Nortel Networks                      2,141
  22,000   PMC - Sierra (a)                     1,662
  55,000   QLogic Corp. (a)                     4,840
 160,000   Tellabs, Inc. (a)                   10,370
 180,000   Texas Instruments, Inc.              7,884
  26,000   Vitesse Semiconductor Corp. (a)      1,847
  50,000   Waters Corp. (a)                     3,677
           --------------------------------- ---------
             Total                             80,464
           --------------------------------- ---------
           ENERGY - 2.1%
           ---------------------------------
   8,000   Chevron Corp.                          666
  23,000   Enron Corporation                    1,840
  10,000   Exxon Mobil Corp.                      841
  55,000   Schlumberger, Ltd.                   4,224
   3,291   Transocean Sedco Forex, Inc.           150
           --------------------------------- ---------
             Total                              7,721
           --------------------------------- ---------
           FINANCIAL SERVICES - 5.5%
           ---------------------------------
  33,000   A.G. Edwards, Inc.                   1,553
  25,000   Capital One Financial Corp.          1,575
  93,000   Freddie Mac                          5,673
  33,000   Marsh & McLennan Cos., Inc.          3,569
  85,000   Schwab (Charles) Corp.               2,245
  70,000   Stilwell Financial, Inc.             3,042
  65,000   T Rowe Price Group, Inc.             2,535
           --------------------------------- ---------
             Total                             20,192
           --------------------------------- ---------
           HEALTHCARE - 2.6%
           ---------------------------------
  18,000   Baxter International, Inc.           1,582
  70,000   Biomet, Inc.                         2,358
  65,000   Guidant Corp.                        3,217
  40,000   Medtronic, Inc.                      2,160
           --------------------------------- ---------
             Total                              9,317
           --------------------------------- ---------
           MANUFACTURING - 5.4%
           ---------------------------------
  54,000   Artesyn Technologies, Inc. (a)       1,350
 185,000   Flextronics International, Ltd. (a)  7,053
  35,000   Illinois Tool Works, Inc.            2,293
  80,000   Jabil Circuit, Inc. (a)              3,080
  80,000   Tyco International, Ltd.             4,928
  15,000   Zebra Technologies Corp.,
             Class A (a)  835
           --------------------------------- ---------
             Total                             19,539
           --------------------------------- ---------


                                  - Continued -

FIFTH THIRD BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
           MEDIA/ PUBLISHING - 0.5%
           ---------------------------------
  40,000   Interpublic Group Of Cos., Inc.   $  1,648
           --------------------------------- ---------
           MEDICAL DISTRIBUTION - 0.6%
           ---------------------------------
  23,000   Cardinal Health, Inc.                2,192
           --------------------------------- ---------
           PHARMACEUTICALS - 2.7%
           ---------------------------------
  10,000   American Home Products Corp.           591
  70,000   Amgen, Inc. (a)                      4,922
  80,000   Medimmune, Inc. (a)                  3,180
  14,000   Pfizer, Inc.                           632
  12,000   Schering-Plough Corp.                  605
           --------------------------------- ---------
             Total                              9,930
           --------------------------------- ---------
           RETAIL - 4.2%
           ---------------------------------
  55,000   American Eagle Outfitters, Inc. (a)  3,183
 100,000   Home Depot, Inc.                     4,820
  90,000   Lowe's Cos., Inc.                    4,811
  45,000   Wal-Mart Stores, Inc.                2,556
           --------------------------------- ---------
             Total                             15,370
           --------------------------------- ---------
           TELECOMMUNICATIONS - 1.8%
           ---------------------------------
  22,000   Alltel Corp.                         1,302
  70,000   Broadwing, Inc.                      1,966
 155,000   WorldCom, Inc. (a)                   3,342
           --------------------------------- ---------
             Total                              6,610
           --------------------------------- ---------
           Total Common Stocks                249,949
           --------------------------------- ---------
CORPORATE BONDS - 6.7%
           ASSET BACKED - 1.2%
           ---------------------------------
$  4,000   Ford Credit, 5.35%, 07/15/03         4,005
           --------------------------------- ---------
           FINANCIAL - 3.1%
           ---------------------------------
   3,000   Citibank, 6.875%, 11/15/07           3,145
   5,000   General Electric Global Ins.,
             7.00%, 02/15/26                    5,149
   3,000   Lehman, 7.875%, 08/15/10             3,190
           --------------------------------- ---------
             Total                             11,484
           --------------------------------- ---------
           INDUSTRIAL - 1.9%
           ---------------------------------
   3,000   AT&T Canada Inc., 7.650%, 9/15/06    3,000
   4,000   U.S. West, 7.625%, 6/9/03            4,137
           --------------------------------- ---------
             Total                              7,137
           --------------------------------- ---------
           INTERNATIONAL - 0.5%
           ---------------------------------
   1,750   Ontario Province, 7.750%, 6/4/02     1,803
           --------------------------------- ---------
           Total Corporate Bonds               24,429
           --------------------------------- ---------


  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
U.S. GOVERNMENT SECURITIES - 22.4%
           MORTGAGE BACKED SECURITIES - 9.1%
           ---------------------------------
$    463   Fannie Mae, 6.000%, 4/1/11,
             Pool #344185                      $  462
   2,652   Fannie Mae, 7.0%, 01/01/30,
             Pool #24799                        2,683
   5,183   Fannie Mae, 7.0%, 09/01/30,
             Pool #551392                       5,241
  19,495   Fannie Mae, 7.0%, 10/01/30,
             Pool #253514                      19,710
   4,987   Fannie Mae, 7.0%, 10/01/30,
             Pool #549975                       5,042
       1   FHLMC, 9.5%, 10/01/02                    1
       4   FHLMC, 8.0%, 08/01/08                    4
           --------------------------------- ---------
             Total                             33,143
           --------------------------------- ---------
           U.S. GOVERNMENT AGENCIES - 3.0%
           ---------------------------------
   5,000   Fannie Mae Benchmark, 7.0%, 7/15/05  5,310
   5,000   Fannie Mae, 7.250%, 1/15/10          5,481
           --------------------------------- ---------
             Total                             10,791
           --------------------------------- ---------
           U.S. TREASURY BONDS - 1.6%
           ---------------------------------
   2,250   7.250%, 5/15/16                      2,637
   3,000   6.25%, 2/15/30                       3,312
           --------------------------------- ---------
             Total                              5,949
           --------------------------------- ---------
           U.S. TREASURY NOTES - 8.7%
           ---------------------------------
   8,000   6.500%, 2/28/02                      8,144
  11,500   6.750%, 5/15/05                     12,316
   5,500   6.000%, 8/15/09                      5,814
   5,000   6.500%, 2/15/10                      5,472
           --------------------------------- ---------
             Total                             31,746
           --------------------------------- ---------
           Total U.S. Government Securities    81,629
           --------------------------------- ---------
REPURCHASE AGREEMENT - 2.0%
$  7,549   Warburg/ Dillon, 5.67%,
             dated 1/31/01, due 2/1/01 -
             (at amortized cost), collateralized
             by U.S. Treasury Bonds, 3.875%,
             due 4/15/29, with a
             value of $7,705.                   7,549
           --------------------------------- ---------
           TOTAL INVESTMENTS (COST $327,578)
           - 99.5%                            363,556
           --------------------------------- ---------
           OTHER ASSETS IN EXCESS OF
           LIABILITIES - 0.5%                   1,645
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $365,201
           --------------------------------- ---------


(a)  Non-income producing security.


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD MID CAP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
COMMON STOCKS - 96.6%
           BANKING - 12.8%
           ---------------------------------
  357,000  First Tennessee National Corp.     $11,513
  146,000  National Commerce Bancorporation     3,832
  400,000  North Fork Bancorp.                  9,792
  205,000  Regions Financial Corp.              6,099
  202,000  SouthTrust Corp.                     8,964
           --------------------------------- ---------
             Total                             40,200
           --------------------------------- ---------
           BUSINESS SERVICES - 3.8%
           ---------------------------------
  142,000  Cintas Corp.                         6,630
   92,000  Fastenal Co.                         5,204
           --------------------------------- ---------
             Total                             11,834
           --------------------------------- ---------
           COMPUTER SOFTWARE & SERVICES - 14.3%
           ---------------------------------
   80,000  Affiliated Computer
             Services, Inc. (a)                 5,120
  170,000  BMC Software, Inc. (a)               4,941
   40,000  Citrix Systems, Inc. (a)             1,435
   41,000  Comverse Technology, Inc. (a)        4,646
   95,000  Convergys Corp. (a)                  4,513
  135,000  Entrust Technologies, Inc. (a)       2,388
  203,000  Fiserv, Inc. (a)                    10,518
   33,000  Internet Security Systems, Inc. (a)  2,345
  395,000  MarchFirst, Inc. (a)                 1,321
   93,000  Sungard Data Systems, Inc. (a)       4,645
   77,000  Wind River Systems, Inc. (a)         2,926
           --------------------------------- ---------
             Total                             44,798
           --------------------------------- ---------
           ELECTRONICS - 25.0%
           ---------------------------------
  460,000  ADC Telecommunications, Inc. (a)     6,699
  100,000  Altera Corp. (a)                     3,025
  200,000  Amkor Technology Inc. (a)            4,550
  219,000  Analog Devices, Inc. (a)            13,709
    9,000  Applied Materials, Inc. (a)            453
   90,000  AXT Inc. (a)                         3,330
   88,000  Cree, Inc. (a)                       3,036
  196,000  Integrated Circuit Systems (a)       4,569
  119,000  Integrated Device Technologies (a)   5,822
  325,000  Microchip Technology, Inc. (a)       9,770
  150,000  QLogic Corp. (a)                    13,200
   71,000  Vitesse Semiconductor Corp. (a)      5,045
   71,000  Waters Corp. (a)                     5,221
           --------------------------------- ---------
             Total                             78,429
           --------------------------------- ---------
           FINANCIAL SERVICES - 10.1%
           ---------------------------------
  257,000  A.G. Edwards, Inc.                  12,094
  239,000  Stilwell Financial, Inc.            10,387
  236,000  T Rowe Price Associates, Inc.        9,204
           --------------------------------- ---------
             Total                             31,685
           --------------------------------- ---------

  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
           HEALTHCARE - 3.5%
           ---------------------------------
  328,000  Biomet, Inc.                      $ 11,049
           --------------------------------- ---------
           INSURANCE - 0.3%
           ---------------------------------
   23,000  Cincinnati Financial Corp.             818
           --------------------------------- ---------
           MANUFACTURING - 10.8%
           ---------------------------------
  237,000  Artesyn Technologies, Inc. (a)       5,925
  390,000  Flextronics International, Ltd. (a) 14,869
  132,000  Jabil Circuit, Inc. (a)              5,082
   70,000  OM Group, Inc.                       3,402
   80,000  Zebra Technologies Corp., Class A (a)4,455
           --------------------------------- ---------
             Total                             33,733
           --------------------------------- ---------
           MEDIA/PUBLISHING - 1.9%
           ---------------------------------
   64,000  Omnicom Group, Inc.                  5,843
           --------------------------------- ---------
           MEDICAL DISTRIBUTION - 3.5%
           ---------------------------------
  108,000  Apogent Technologies, Inc. (a)       2,279
   91,000  Cardinal Health, Inc.                8,672
           --------------------------------- ---------
           Total                               10,951
           --------------------------------- ---------
           RETAIL - 6.3%
           ---------------------------------
  200,000  American Eagle Outfitters, Inc. (a) 11,575
  245,000  Casey's General Stores, Inc.         2,940
   89,000  Dollar General Corp.                 1,734
   62,000  RadioShack Corp.                     3,412
           --------------------------------- ---------
             Total                             19,661
           --------------------------------- ---------
           TELECOMMUNICATIONS - 3.0%
           ---------------------------------
  220,000  Broadwing, Inc.                      6,178
  104,000  CenturyTel, Inc.                     3,264
           --------------------------------- ---------
             Total                              9,442
           --------------------------------- ---------
           TRANSPORTATION - 1.3%
           ---------------------------------
   90,000  GATX Corp.                           4,150
           --------------------------------- ---------
           Total Common Stocks                302,593
           --------------------------------- ---------
REPURCHASE AGREEMENT - 3.4%
$ 10,498   Warburg / Dillon, 5.67%,
             dated 1/31/01, due 2/1/01 (at
             amortized cost), collateralized by
             U.S. Treasury Bonds, 3.875%,
             due 4/15/29 with a
             value of $10,710.                 10,498
           --------------------------------- ---------
           TOTAL INVESTMENTS (COST $243,080)
           - 100.0%                           313,091
           --------------------------------- ---------
           OTHER ASSETS IN EXCESS OF
           LIABILITIES - 0.0%                      71
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $313,162
           --------------------------------- ---------

(a)  Non-Income producing security.

       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD TECHNOLOGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

    SHARE
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

COMMON STOCKS - 97.4%
           BIOTECHNOLOGY & RELATED - 5.1%
           ---------------------------------
   10,000  Amgen, Inc. (a)                     $  703
   12,500  Genetech, Inc. (a)                     741
   10,000  Medtronic, Inc.                        540
   22,500  Waters, Corp. (a)                    1,654
           --------------------------------- ---------
             Total                              3,638
           ------------------------------------------
           COMMUNICATION EQUIPMENT - 15.3%
           ---------------------------------
   75,000  ADC Telecommunications, Inc. (a)     1,092
   27,500  Corning, Inc.                        1,560
   35,000  Cisco Systems, Inc. (a)              1,310
   20,000  Finisar Corp. (a)                      728
   35,000  Nokia Corp. ADR                      1,202
   32,000  Nortel Networks                      1,224
   20,000  Qualcomm, Inc. (a)                   1,681
    5,500  SDL, Inc. (a)                        1,110
   15,000  Tellabs, Inc. (a)                      972
           --------------------------------- ---------
             Total                             10,879
           ------------------------------------------
           COMPUTER SOFTWARE - 13.3%
           ---------------------------------
   30,000  Amdocs, Ltd. (a)                     2,349
   12,000  Comverse Technology, Inc. (a)        1,360
   30,000  Microsoft Corp. (a)                  1,832
   47,000  Oracle Corp. (a)                     1,369
   19,000  Siebel Systems, Inc. (a)             1,260
   35,000  Wind River Systems (a)               1,330
           --------------------------------- ---------
             Total                              9,500
           ------------------------------------------
           COMPUTER STORAGE - 9.3%
           ---------------------------------
   57,500  BMC Software, Inc. (a)               1,671
   22,500  EMC Corp. (a)                        1,710
   20,000  Network Appliance, Inc. (a)          1,072
   25,000  QLogic Corp. (a)                     2,200
           --------------------------------- ---------
             Total                              6,653
           ------------------------------------------
           DATA SECURITY - 6.3%
           ---------------------------------
   55,000  Entrust Technologies, Inc. (a)         973
   15,000  Internet Security Systems, Inc. (a)  1,066
   17,500  Macrovision, Corp. (a)               1,313
   15,000  VeriSign (a)                         1,103
           --------------------------------- ---------
             Total                              4,455
           ------------------------------------------
           DIVERSIFIED HARDWARE - 10.0%
           ---------------------------------
   32,500  Agilent Technologies, Inc. (a)       1,773
   25,000  Applied Materials, Inc. (a)          1,258
   32,500  Dell Computer Corp. (a)                849
   20,000  Hewlett Packard                        735
   10,000  International Business Machines Corp.1,120
   45,000  Sun Microsystems, Inc. (a)           1,375
           --------------------------------- ---------
             Total                              7,110
           ------------------------------------------


    SHARE
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

           ELECTRONIC MANUFACTURING SERVICES - 3.2%
           ---------------------------------
   35,000  Flextronics International, Ltd. (a)$ 1,334
   25,000  Jabil Circuit, Inc. (a)                963
           --------------------------------- ---------
             Total                              2,297
           ------------------------------------------
           INTERNET FINANCIAL SERVICES - 3.1%
           ---------------------------------
   45,000  Schwab (Charles) Corp.               1,188
   62,500  TD Waterhouse Group (a)              1,015
           --------------------------------- ---------
             Total                              2,203
           ------------------------------------------
           SEMICONDUCTORS - 19.4%
           ---------------------------------
   35,000  Analog Devices, Inc. (a)             2,190
   35,000  AXT, Inc. (a)                        1,295
   45,000  Cree, Inc. (a)                       1,552
   17,500  Intel Corp.                            648
   40,000  Integrated Circuit Systems, Inc. (a)   933
   30,000  Integrated Device
             Technologies, Inc. (a)             1,468
   28,000  Maxim Integrated Products (a)        1,709
   32,500  Microchip Technology, Inc. (a)         977
   13,000  PMC - Sierra, Inc. (a)                 982
   22,500  Texas Instruments, Inc.                986
   15,000  Vitesse Semiconductor Corp. (a)      1,066
           --------------------------------- ---------
             Total                             13,806
           ------------------------------------------
           SERVICES - 9.4%
           ---------------------------------
   32,500  AOL Time Warner, Inc. (a)            1,708
   17,500  Automatic Data Processing, Inc.      1,047
   35,000  Convergys Corp. (a)                  1,663
   15,000  Computer Sciences Corp. (a)            969
   17,500  Paychex, Inc.                          790
   10,000  Sungard Data Systems, Inc. (a)         499
           --------------------------------- ---------
             Total                              6,676
           ------------------------------------------
           TELECOMMUNICATION SERVICES - 3.0%
           ---------------------------------
   75,000  Broadwing, Inc.                      2,106
           --------------------------------- ---------
           Total Common Stocks                 69,323
           ------------------------------------------
REPURCHASE AGREEMENT - 3.2%
$   2,292  Warburg / Dillon, 5.67%, dated
             1/31/01, due 2/1/01 (at amortized
             cost), collateralized by U.S.
             Treasury Bond, 3.875%, due
             4/15/29 with a value of $2,342.    2,292
           ------------------------------------------
           TOTAL INVESTMENTS
           (COST $81,232) - 100.6%             71,615
           ------------------------------------------
           LIABILITIES IN EXCESS
           OF OTHER ASSETS - (0.6%)              (418)
           ------------------------------------------
           TOTAL NET ASSETS - 100.0%          $71,197
           ------------------------------------------


(a)  Non-Income producing security.


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
COMMON STOCKS - 91.5%
           AUSTRALIA - 1.6%
           ---------------------------------
   19,318  Amcor, Ltd.                         $   62
    6,738  AMP Diversified Property Trust           9
   15,770  AMP, Ltd.                              165
    3,662  AMP, Ltd. Reinvestment Notes             0
    9,027  Australian Gas & Light Company          56
   37,439  BHP, Ltd.                              388
    3,535  Brambles Industries, Ltd.               95
   10,526  Coca-Cola Amatil, Ltd                   28
   18,331  Coles Myer, Ltd.                        64
    4,650  Commonwealth Bank Of Australia          82
    1,326  CSL, Ltd.                               25
   12,920  CSR, Ltd.                               37
    1,582  F.H. Faulding & Company                 10
   29,267  Fosters Brewing Group, Ltd.             74
   23,567  General Property Trust                  35
   35,115  Goodman Fielder, Ltd.                   25
    4,418  Leighton Holdings, Ltd.                 17
    8,958  Lend Lease Corporation, Ltd.            81
   23,615  M.I.M. Holdings, Ltd.                   12
    6,273  Mayne Nickless, Ltd.                    19
   23,834  National Australia Bank                386
   30,410  News Corporation, Ltd.                 296
   52,949  Normandy Mining Ltd.                    28
    4,340  Onesteel, Ltd.                           2
    8,071  Orica, Ltd.                             25
    8,765  Pacific Dunlop, Ltd.                     7
    3,507  Paperlin, Ltd.                           8
    6,865  QBE Insurance Group, Ltd.               40
    5,774  Rio Tinto, Ltd.                         93
   17,079  Santos, Ltd.                            61
   10,340  Southcorp Holdings, Ltd.                28
    5,267  Stockland Trust Group                   11
    5,119  Suncorp Metway, Ltd.                    32
    5,269  TABCORP Holdings, Ltd.                  31
   84,896  Telstra Corporation, Ltd.              329
    3,114  Westfarmers, Ltd.                       31
   22,719  Westfield Trust                         42
      776  Westfield Trust- New                     1
   30,658  Westpac Banking Corp., Ltd.            236
   32,514  WMC, Ltd.                              131
   19,459  Woolworths, Ltd.                        84
           --------------------------------- ---------
             Total                              3,186
           ------------------------------------------
           AUSTRIA - 0.2%
           ---------------------------------
    2,145  Bank Austria AG                        127
      298  BBAG Oest Brau Beteil                   12
      230  Boehler-Uddeholm                         8


  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
      550  BWT AG                              $   18
      507  Flughafen Wein AG                       18
      230  Generali Holdings Vienna AG             38
       46  Lenzing AG                               3
      390  Mayr-Melnhof Karton AG                  18
      992  Oesterreichische Elek AG - A Shares    103
    1,123  Tabakwerke                              68
      488  Va Technologies AG                      13
    2,248  Weinerberger Baust AG                   40
           --------------------------------- ---------
             Total                                468
           ------------------------------------------
           BELGIUM - 0.0%
           ---------------------------------
      798  Bel Ucb Cap Npv Ord                     29
      591  Solvay SA                               32
      195  Union Miniere SA                         7
           --------------------------------- ---------
             Total                                 68
           ------------------------------------------
           DENMARK - 0.1%
           ---------------------------------
      500  Carlsberg                               22
      449  Carlsberg A/S                           26
    1,700  Danisco A/S                             73
      200  Novo Nordisk A/S - B Shares              9
      400  Novozymes A/S                           40
      500  William Demant A/S                      26
           --------------------------------- ---------
             Total                                196
           ------------------------------------------
           FINLAND - 1.4%
           ---------------------------------
    1,517  Hartwall Oyj Abp                        24
    4,189  Kesko Oyj - B Shares                    44
    3,749  Metso Oyj -  B Shares                   39
   56,142  Nokia Oyj                            1,974
    4,105  Outokumpo Oyj                           32
    3,886  Raision Group PLC                        7
    2,550  Sampo Insurance Co. Ltd. - A Shares    140
   11,437  Sonera Oyj                             238
    1,719  Tietoenator Oyj                         57
    8,201  Upm-Kym'mene Oyj                       257
    1,603  Wartsila Corp.                          28
           --------------------------------- ---------
             Total                              2,840
           ------------------------------------------
           FRANCE - 11.9%
           ---------------------------------
    5,311  Accor SA                               243
    3,312  Air Liquide                            449
   18,825  Alcatel Alsthom                      1,116
   12,752  Aventis SA                           1,007
    9,328  Axa SA                               1,282
    4,931  Banque Nationale De Paris              456
    1,873  Bic                                     75
   11,599  Bouygues                               550
    3,502  Canal Plus                              11


                                  - Continued -

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
    1,841  Cap Gemini Sogeti                   $  358
   17,559  Carrefour SA                         1,092
   93,720  Casino Guichard Perrachon              224
      649  Coflexip SA                             93
    2,767  Compagnie De Saint-Gobain              449
    2,420  Dassault Systemes SA                   163
    1,633  Eridania Beghin - Say SA               143
      284  Essilor International                   88
    1,189  Klepierre                              112
   15,900  France Telecom SA                    1,468
      800  Gecina                                  77
    9,528  Groupe Danone                        1,258
      206  Imerys                                  23
    2,083  La Farge-Coppee SA                     193
    4,178  La Gardere Sca                         266
   20,360  L'OREAL                              1,572
   12,615  Lvmh Moe Vuitton Hennessy Louis        825
    5,486  Michelin Class B, Registered           209
    2,969  Pechiney SA, Series A                  141
    2,736  Pernod Ricard                          201
    3,406  Pinaukt Printemps Redo                 713
    1,051  Psa Peugeot Citroen                    268
      569  Sagem SA - New                          66
   11,957  Sanofi-Synthelabo SA                   688
    4,847  Schneider Electric SA                  335
      203  Silic                                   31
    2,105  Simco - Union SA, Registered           149
    3,096  Societe Fonciere Lyonnaise              85
    5,528  Societe Generale                       372
   40,000  Sodexho SA                             184
    1,903  Sophia                                  55
    4,305  Suez Lyonnaise des Eaux SA             697
    4,722  Thomson CSF                            200
   27,514  Total SA, Class B                    4,056
    2,250  Unibail Union De Credit Bail           375
    8,391  Usinor Sacilor SA                      115
    2,599  Valeo SA                               122
   21,011  Vivendi                              1,588
           --------------------------------- ---------
             Total                             24,245
           ------------------------------------------
           GERMANY - 9.6%
           ---------------------------------
    7,403  Allianz AG                           2,527
   19,767  BASF AG                                866
   22,717  Bayer AG                             1,120
    8,082  Bayerische Vereinsbank                 477
    5,050  Beiersdof AG                           505
    2,800  Continental Gummiwerke AG               48
   21,449  DaimlerChrysler AG                   1,015


   SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
    3,080  Dem Man AG                          $   94
   11,333  Deutsche Bank AG                     1,092
    4,100  Deutsche Lufthansa - New                94
   47,164  Deutsche Telekom AG                  1,573
    2,150  Douglas Holdings AG                     80
    8,667  Dresdner Bank AG                       399
      600  Dyckerhoff AG                           11
   29,967  E.On AG                              1,650
    1,200  EM.TV & Merchandising AG                 9
    2,350  Fresenius Medical Care AG              187
    1,850  Gehe AG                                 64
    1,735  Heidelberger Zement AG                  93
    8,903  Ivg Holdings AG                        110
    2,150  Kamps AG                                34
    1,650  Karstadt AG                             58
    3,520  Linde AG                               179
    1,900  Merck KGaA                              79
    8,313  Metro AG                               406
    5,034  Muenchener Rueckver                  1,629
    4,530  Preussag AG                            184
   18,109  RWE AG                                 726
    5,625  Sap AG                                 854
    2,150  Schering AG                            113
      300  SGL Carbon AG                           19
   17,267  Siemens AG                           2,483
   17,920  Thyssen Krupp AG                       332
    6,880  Volkswagen AG                          350
    1,800  WCM Beteiligungs & Grundbesitz AG       36
           --------------------------------- ---------
             Total                             19,493
           ------------------------------------------
           GREAT BRITAIN - 21.5%
           ---------------------------------
   20,057  31 Group PLC                           423
   22,461  Abbey National PLC                     383
   19,060  Amvescap PLC                           426
   20,407  ARM Holdings PLC (a)                   158
   28,032  Astrazeneca Group PLC                1,217
   30,165  BAA PLC                                257
   78,687  BAE Systems PLC                        340
   30,332  Barclays PLC                           968
   31,002  Bass PLC                               336
  102,714  BG Ord Group                           393
    4,723  Blue Circle Industries PLC              34
   20,606  BOC Group PLC                          301
   21,194  Boots Co. PLC                          187
  766,243  BP Amoco PLC                         6,589
   38,630  BPS Burford PLC                         68
   41,264  British Airways                        279
   89,305  British American Tobacco PLC           643

                                  - Continued -

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
   50,760  British Land Company PLC           $   370
   44,978  British Sky Broadcasting PLC           775
  216,918  British Telecommunications PLC       2,257
    2,543  Bunzl PLC                               17
   77,376  Cadbury Schweppes PLC                  496
    7,488  Canary Wharf Group PLC (a)              55
   25,281  Capita Group PLC                       181
   18,898  Carlton Communications PLC             144
   97,689  Centrica PLC                           357
   26,372  Chelsfield PLC                         139
   58,707  Commercial Union PLC                   859
   23,179  Corus Group PLC                         25
  136,601  Diageo PLC                           1,312
   47,255  Dixons Group PLC                       185
   20,538  EMI Group PLC                          149
   38,522  GKN PLC Shs                            468
   98,097  Glaxosmithkline PLC                  2,573
   58,747  Granada Compass PLC                    597
   26,919  Grantchester Holdings PLC               87
   22,542  Great Portland Estates PLC              94
   30,442  Great Universal Stores PLC             227
   36,767  Halifax PLC                            356
   19,430  Hammerson PLC                          140
    5,607  Hanson PLC                              36
   48,199  Hays PLC                               261
   58,760  Hilton Group PLC                       205
  147,065  HSBC Holdings PLC                    2,286
   42,206  Imperial Chemical Industries PLC       313
   20,686  International Power PLC.                79
   26,493  Int'l 12.5p PLC                        258
  115,931  Invensys PLC                           312
    1,141  Johnson Matthey                         16
   36,375  Kingfisher PLC                         242
   32,712  Land Securities Ord                    436
  102,714  Lattice Group PLC                      197
  145,989  Legal & General Group PLC              358
   83,091  Lloyds TSB Group PLC                   850
    9,530  Logica PLC                             266
   57,251  Marconi PLC                            583
   78,254  Marks & Spencer PLC                    250
   17,394  Misys PLC                              164
   38,667  National Grid Group PLC                353
    7,198  Schroders PLC                          143
   18,128  Nycomed Amersham PLC                   156
   16,391  P & O Princess Cruises PLC              83
   14,316  Pearson PLC                            341
   16,391  Peninsular & Oriental Steam
             Navigation Co.                        72
   47,728  Prudential Corp. PLC                   719
    3,593  Psion PLC                               12
   12,558  Railtrack Group PLC Common             180


  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
   53,106  Rentokil Initial PLC               $   161
   37,161  Reuters Holding PLC                    600
    2,727  Rexam PLC                               11
   37,202  Rio Tinto PLC                          648
    1,729  RMC Group PLC                           17
   38,661  Royal Bank Of Scotland Group PLC       919
   31,959  Sage Group PLC                         178
   49,591  Sainsbury (j) PLC                      262
   48,179  Scottish Power PLC                     315
   10,844  SEMA Group PLC                          60
   29,260  Slough Estates PLC                     183
   12,542  Smith & Nephew PLC                      56
      505  SSL Intl PLC                             3
    8,594  Tate & Lyle                             32
  181,809  Tesco PLC                              641
  115,050  Unilever PLC                           867
   19,757  United Utilities Group PLC             165
1,199,855  Vodafone Group PLC                   4,243
   22,199  WPP Group PLC                          286
  16,000   Yokogawa Electric Corp.                135
           --------------------------------- --------
             Total                             43,681
           ------------------------------------------
           HONG KONG - 3.1%
           ---------------------------------
   52,162  Bank Of East Asia, Ltd.                143
  128,000  Cathay Pacific Airways, Ltd.           199
   74,500  CLP Holdings, Ltd.                     348
   28,000  Hang Lung Development                   28
   57,000  Hang Seng Bank, Ltd.                   749
   45,000  Henderson Land Development             239
  182,470  Hong Kong & China Gas, Ltd.            262
  146,100  Hutchison Whampoa, Ltd.              1,920
   23,170  Hysan Dev                               41
  136,000  Johnson Electric Holdings              237
   99,000  Li & Fung, Ltd.                        192
   77,978  New World Development Co., Ltd.        123
  491,235  Pacific Century Cyberworks, Ltd. (a)   285
   14,000  Shagri La Asia Ltd                      14
  111,260  Sino Land Co.                           62
   14,000  South China Morning Post, Ltd.          11
   82,000  Sun Hung Kai Properties, Ltd.          852
   53,000  Swire Pacific, Ltd., Class A           392
    9,000  Television Broadcasts, Ltd.             51
   80,600  Wharf Holdings, Ltd.                   226
           --------------------------------- --------
             Total                              6,375
           ------------------------------------------
           INDONESIA - 0.0%
           ---------------------------------
   19,000  Idr Mulia Industrindo 500                1


                                  - Continued -

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
           IRELAND - 0.1%
           ---------------------------------
    2,816  Crh PLC                             $   53
   11,900  Green Property PLC                      83
    7,800  Jefferson Smurfit Group PLC             15
    2,505  Kerry Group PLC                         31
           --------------------------------- ---------
             Total                                182
           ------------------------------------------
           ITALY - 3.6%
           ---------------------------------
   21,212  Assicurazioni Generali                 785
    3,566  Autogrill SpA                           44
   54,171  Banca Intesa SpA                       264
    4,306  Banca Popolare Di Milano                24
   51,799  Banco Di Roma SpA                       62
   29,225  Benetton Group SpA                      55
  250,318  Cn Eni SpA                           1,627
   51,698  Credito Italiano                       270
  180,923  Enel SpA (a)                           670
    4,226  Fiat SpA                               106
    7,328  Impregilo SpA                            4
    1,934  Italcementi SpA                         18
    6,448  Italgas SpA                             67
   20,372  Mediaset SpA                           268
    6,794  Mediobanca Banca SpA                    76
   45,576  Olivetti SpA                           123
   73,918  Parmalat Finanziaria SpA               118
   38,405  Pirelli SpA                            144
   10,022  RAS SpA                                152
    3,721  Rinascente                              22
    1,184  Sai Sta Assicuratrice                   22
   15,420  San Paolo - IMI SpA                    258
    1,437  Seat-Pagine Gialle SpA                   3
   11,829  Snia BPD SpA                            25
   57,171  Telecom Italia SpA                     722
  170,730  Telecom Italia Mobile SpA            1,367
    2,667  Telecom Italia SpA-RNC                  17
    7,635  Telepizza (a)                           23
    8,353  Tim Itl50 Di Risp                       37
           --------------------------------- ---------
             Total                              7,374
           ------------------------------------------
           JAPAN - 17.1%
           ---------------------------------
    3,000  Acom Co., Ltd.                         240
    1,400  Advantest                              155
   28,400  Ajinomoto Co., Inc.                    299
    1,000  Alps Electric Co..                      12
   57,900  Asahi Bank, Ltd.                       179
    9,000  Asahi Breweries, Ltd.                   85
   27,000  Asahi Chemical Industries Co., Ltd.    131
   42,800  Asahi Glass Co., Ltd.                  335
   10,000  Bank Of Fukuoka, Ltd.                   48
   74,000  Bank Of Tokyo-Mitsubishi, Ltd.         693


  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
    4,000  Benesse Corp.                         $155
   18,000  Bridgestone Corp.                      170
   12,400  Canon, Inc.                            463
   19,800  Casio Computer Co., Ltd.               155
       48  Central Japan Railway Co.              279
    8,600  Chugai Pharmaceutical Co., Ltd.        127
   13,200  Chuo Mitsui Trust & Banking Co., Ltd.   35
      700  Credit Saison Co., Ltd.                 13
   20,600  Dai Nippon Printing Co., Ltd.          283
   23,600  Daiei Inc. (a)                          40
    2,000  Daiichi Pharmaceutical Co., Ltd.        49
    1,000  Daikin Kogyo Corp.                      21
   62,000  Daiwa Bank, Ltd.                        92
   20,600  Daiwa House                            122
   27,000  Daiwa Securities Group Incorporated    276
    9,600  Denso Corp.                            204
      111  East Japan Railway #9020               570
   13,800  Ebara Corp.                            143
    3,000  Eisai Co.                               76
    5,400  Fanuc,, Ltd.                           378
   14,000  Fuji Photo Film                        559
    1,300  Fuji Soft Abc                           84
   33,000  Fujitsu Ltd Ord                        557
   16,800  Furukawa Electric                      354
    6,000  Gunma Bank, Ltd.                        26
      700  Hirose Electric                         67
   44,000  Hitachi Ltd                            414
   12,000  Honda Motor Co.                        460
   10,000  Ito Yokado Co.,, Ltd.                  499
    9,000  Japan Airlines                          37
    4,000  Japan Energy Corp                        7
       29  Japan Tobacco Inc.                     205
    3,600  Joyo Bank                               12
    8,800  Jusco Co.                              204
      200  Kadokawa Shoten Pub                      6
   39,400  Kajima Corp.                            94
    1,000  Kaneka Corp.                             8
   29,700  Kansai Electric Power                  471
   19,000  Kao Corp.                              477
    5,000  Kawasaki Heavy                           5
   37,000  Kawasaki Steel Corp.                    39
    1,000  Kinden Corp.                             6
   36,000  Kinki Nippon Railway                   140
   44,400  Kirin Brewery                          428
   35,400  Komatsu, Ltd.                          160
   54,000  Kubota Corp.                           169
    1,000  Kuraray Co.,, Ltd.                       8
    2,800  Kyocera Corp.                          305

                                  - Continued -

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
    3,200  Kyowa Hakko Kogyo Co.               $   23
      800  Marubeni Corp.                           2
    6,000  Marui                                   82
   41,000  Matsushita Electric Industries         933
    1,000  Minebea Co.                              9
   38,000  Mitsubishi Chemical                     97
    5,000  Mitsubishi Corp.                        35
   55,800  Mitsubishi Electric                    385
   21,000  Mitsubishi Estate                      194
  104,000  Mitsubishi Heavy                       436
   26,200  Mitsubishi Materials                    60
   29,000  Mitsubishi Trust & Bank, Incorporated  187
    5,800  Mitsui And Co.                          35
   13,400  Mitsui Fudosan                         121
    1,000  Mitsui Marine & Fire Insurance           5
   17,600  Mitsukoshi, Ltd.                        64
      114  Mizuho Holdings Inc.                   667
    3,400  Murata Manufacturing Co. Ltd           399
    6,800  Mycal Corp.                             13
   21,200  Nec Corp.                              433
   43,400  New Oji Paper                          201
   11,000  Ngk Spark Plug Co.                     153
    1,600  Nichiei Co., Ltd.                       12
      500  Nidec Corp                              24
    5,000  Nikon Corp.                             72
    2,900  Nintendo Co.                           474
   21,600  Nippon Express Co. Ord.                115
    9,600  Nippon Meat Packers                    118
   57,800  Nippon Oil Co. Ord.                    264
    3,000  Nippon Paper Industries Co.             16
  175,800  Nippon Steel Corp.                     308
      191  Nippon Tel & Tel                     1,330
   37,000  Nippon Yusen                           142
   40,600  Nissan Motors                          248
      900  Nissin Food Products                    21
    1,000  Nitto Denko Corp.                       29
   41,000  Nomura Securities Co.,, Ltd.           762
    1,000  Nsk Ltd                                  5
    5,000  Ohbayashi Gumi                          18
    1,000  Olympus Optical Co.                     16
    3,000  Omron Corp                              59
    7,000  Onward Kashiyama Co.                    56
    2,400  Oriental Land Co.                      146
    1,440  Orix Corp.                             144
   66,200  Osaka Gas Co.                          166
    5,000  Pioneer Electronic Corp.               141
    2,400  Promise Co.                            170
    1,600  Rohm Co.                               319
   73,000  Sakura Bank Ltd                        455


   SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
   11,800  Sankyo Co.                          $  236
   51,000  Sanyo Electr                           419
    6,600  Secom Co., Ltd.                        426
    4,100  Sega Enterprise                         60
   20,600  Sekisui House,, Ltd.                   178
    1,000  Seventy-Seven Bank                       6
   15,200  Sharp                                  214
      100  Shimamura Co.                            6
    3,000  Shimano Inc.                            58
   29,600  Shimizu Construction                    77
    3,800  Shin Etsu Chem Co.                     145
    3,000  Shinogi And Co.                         52
    8,800  Shiseido Co.                            93
   18,400  Shizuoka Bank                          158
    3,000  Showa Shell Sekiyu                      13
    6,000  Skylark Y50                            147
    1,700  Smc                                    219
    4,900  Softbank Corp.                         293
   15,700  Sony Corp.                           1,141
   50,000  Sumitomo Bank                          515
   39,600  Sumitomo Chemical Co.                  202
    3,200  Sumitomo Corp                           21
   31,400  Sumitomo Electric Industries           473
    1,000  Sumitomo Marine & Fire                   6
   12,600  Sumitomo Metal & Mining                 52
   12,000  Sumitomo Metal Industry                  7
   40,400  Taisei Construction                     77
    9,800  Taisho Pharmaceutical                  227
    2,000  Taiyo Yudan Co.,, Ltd.                  67
    1,000  Takara Shuzo Co.                        17
   24,400  Takeda Chemical Industries           1,297
    3,500  Takefuji Corp.                         256
   23,400  Teijin, Ltd.                           107
    6,000  Terumo Corp.                           121
   23,400  The Bank Of Yokohama                    90
   49,800  The Tokai Bank, Ltd.                   221
   22,600  Tobu Railway                            66
   10,800  Tohoku Electric Power                  139
   34,000  Tokio Marine & Fire Insurance          347
    6,000  Tokyo Broadcasting System              179
   38,900  Tokyo Electric Power Co., Incorporated 853
    2,600  Tokyo Electronics                      183
   63,600  Tokyo Gas Co. Ltd                      167
   24,400  Tokyu Corp.                            107
   17,600  Toppan Printing                        142
   26,100  Toray                                   94
   42,000  Toshiba Corp.                          279
    1,000  Tostem Corp.                            12


                                  - Continued -

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
   21,600  Toto                                $  143
    1,000  Toyo Seikan Kaisha Ltd                  16
   50,000  Toyota Motor                         1,707
   39,400  Ube Industries,, Ltd.                   84
      400  Uni-Charm Corp.                         18
      150  World Co., Ltd.                          6
    9,000  Yamanouchi Pharmaceuticals             331
    1,000  Yamato Transport Co. Ltd.               19
      100  Yen Namco Ltd                            2
   14,600  Yen Ngk Insulators Ltd                 198
    4,000  Yokogawa Electric Corp.                 33
           ------------------------------------------
             Total                             34,608
           ------------------------------------------
           NETHERLANDS - 6.8%
           ---------------------------------
   16,015  Abn Amro                               414
   27,531  Aegon Nv                             1,026
   14,403  Ahold (Kon) Nv                         444
    4,711  Akzo Nv                                228
    2,242  Asm Lithography Holding N.V.            64
    1,865  Buhrmann N.V.                           51
   13,619  Elsevier                               190
    5,190  Getronics Nv                            35
    2,168  Hagemeyer Nv                            51
   16,812  Heineken Nv                            957
   24,592  Ing Groep Nv                         1,879
    8,928  Koninklijke Kpn Nv                     148
   34,922  Nlg Unilever Nv Cva                  1,970
      442  Oce Nv                                   8
    2,140  Rodamco Cont Europe                  1,151
   67,493  Royal Dutch Petroleum                   89
    8,823  Stmicroelectronics Nv                4,054
   11,516  Tnt Post Groep Nv                      421
    1,506  Vedior Nv                              295
    2,800  Vib Nv                                  19
    6,524  Wolters Kluwer - Cva                    73
   29,930  Philips Electronics                    158
           --------------------------------- ---------
             Total                             13,725
           ------------------------------------------
           NEW ZEALAND - 0.0%
           ---------------------------------
   21,413  Carter Holt Harvey, Ltd.                15
           --------------------------------- ---------
           NORWAY - 0.1%
           ---------------------------------
      800  Elkem Sa                                14
      500  Norske Skogindustrier Ag                20
    3,600  Orkla Asa                               69
           --------------------------------- ---------
             Total                                103
           ------------------------------------------
           PORTUGAL - 0.6%
           ---------------------------------
   17,544  Banco Commercial                        93
    3,639  Banco Espir Santo E Com De              59


  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
   25,330  Bpi-Sgps S.A.                       $   92
   14,500  Brisa Auto-Estradas                    140
  164,845  Electricidade De Portugal, S.A.        523
    3,950  Jeronimo Martins                        42
   26,000  Portucel Empresa Produtore              35
   11,425  Portugal Telecom Sa                    126
   11,000  Sonae Br                                15
   33,000  Sonae Sgps Sa-New Shs                   43
           ------------------------------------------
             Total                              1,167
           ------------------------------------------
           SINGAPORE - 0.9%
           ---------------------------------
   32,250  Capitaland, Ltd.                        52
    4,000  Chartered Semiconductor                 14
   17,000  City Developments, Ltd.                 76
      550  Creative Technology                      8
   30,683  Dbs Group Holdings Ltd                 345
    7,000  First Capital                            5
    8,000  Fraser & Neave                          32
   21,000  Hotel And Properties                    18
   20,000  Keppel Corp                             36
   29,058  Oversea-Chinese Banking
             Corporation, Ltd.                    213
   11,000  Parkway Holdings Ltd                    17
   45,802  Sembcorp Industries                     52
   16,000  Sgd Neptune Orient Lines                13
   30,000  Singapore Airlines                     268
    9,059  Singapore Press Holdings               119
   75,000  Singapore Technology Engineering       117
   72,000  Singapore Telecommunications           116
   39,000  United Industrial Corporation           19
   23,352  United O/S Bank                        185
   16,000  United Overseas Land, Ltd.              14
    3,000  Venture Manufacturing                   29
           ------------------------------------------
             Total                              1,749
           ------------------------------------------
           SPAIN - 3.3%
           ---------------------------------
    1,617  Acerinox Sa                             53
    9,065  Acesa Autopista 500                     84
    2,069  Actividad Construction                  52
    5,916  Altadis Sa                              82
    1,806  Azucarera Ebro                          22
   81,930  Banco Bilbao Vizcaya-Argentari       1,311
   69,632  Banco Santander Central Hispano, Sa    764
    2,509  Corporacion Mapfre                      57
   32,894  Endesa S.A.                            585
    5,948  Esp Dragados Y Constr                   69
   18,048  Esp Gas Natural Sdg Eur1               331
    5,742  Gen De Aguas D'barcel                   81
   31,734  Iberdrola Sa Ord Sppt500               432
    9,698  Inmobiliaria Colonial                  133



                                  - Continued -

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
   10,511  Metrovacesa Esp250                  $  165
   38,876  Repsol Sa                              669
    3,294  Sol Melia Sa                            33
   65,223  Telefonica Sm                        1,248
   12,103  Union Electrica Penos                  242
   34,110  Vallehermoso Sa                        233
    1,743  Zardoya Otis Sa                         16
           ------------------------------------------
             Total                              6,664
           ------------------------------------------
           SWEDEN - 2.6%
           ---------------------------------
    1,120  Assidoman Ab                            21
    3,600  Atlas Copco Ab                          88
    2,000  Atlas Copco Series B Shares             47
   15,220  Castellum Intl Ltd                     166
   16,630  Drott Ab                               208
    8,800  Electrolux Ab Common                   130
  159,450  Ericsson Lm - B Shares               1,924
      700  Gambro Ab - A                            5
   22,000  Hennes & Mauritz Ab B Shares           470
    5,700  Jm Ab `B'                              123
      650  Netcom Systems Ab B                     31
   16,867  Nordea Ab                              134
    2,000  Om Gruppen Ab                           51
    2,500  S.K.F. Ab-B Shares                      43
    7,800  Sandvik Ab                             199
   11,200  Securitas Ab B Shares                  197
   29,200  Skandia Forsakrings Ab                 516
    7,400  Skandinaviska Enskil                    92
    3,600  Skanska Ab - B Shares                  155
    8,264  Svenska Cellulosa Ab *Sca Shs -B-      188
    8,000  Svenska Handelsbanken Class A          133
    1,900  Svenskt Stal Ab-Ser A                   19
    7,700  Swedish Match Ab                        31
   13,901  Telia                                   82
    4,000  Trelleborg Ab-B                         31
    1,400  Volvo Ab - Series A                     25
    5,200  Volvo Ab-B Shares                       97
   23,300  Wihlborgs Fastigheter                   33
   10,000  Wm-Data Ab                              57
           ------------------------------------------
             Total                              5,297
           ------------------------------------------
           SWITZERLAND - 7.0%
           ---------------------------------
    6,724  Abb Ltd                                667
    3,590  Credit Suisse Group                    760
       73  George Fischer Reg                      21
      269  Givaudan                                73
       47  Holderbank Financiere Glarus Ag         16
       65  Holderbank Financiere Glarus Ag -
             B Shares                              78
       14  Lonza Ag                                 9
    2,279  Nestle                               4,831


  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
    1,252  Novartis                           $ 2,121
      133  Roche Holding Ag Genusscheine Npv      563
       51  Roche Holdings Ag                    1,221
      327  Schw Rueckvers-Reg                     751
      473  Sfr Adecco Sa Chf10 Regd               316
       39  Sgs Soc Gen Surveillance                51
       91  Sulzer Ag-Reg                           62
    1,321  Swisscom Ag                            363
    1,561  Syngenta                                94
      100  The Swatch Group Ag                     25
      124  The Swatch Group-Bearer                149
    5,410  Ubs Ag Registered                      954
      119  Valora Holdings                         25
    1,833  Zurich Financial Services            1,054
           ------------------------------------------
             Total                             14,202
           ------------------------------------------
           THAILAND - 0.0%
           ---------------------------------
    8,700  Cmic Finance & Secer                     0
   13,300  Finance One Public Co, Ltd.              0
   14,500  General Fina & Sec, Ltd.                 0
    9,100  Univest Land Public Co.                  0
           ------------------------------------------
             Total                                  0
           ------------------------------------------
           Total Common Stock (Cost $186,120) 185,638
           ------------------------------------------
PREFERRED STOCK - 0.5%
           AUSTRALIA - 0.1%
           ---------------------------------
   27,007  News Corporation, Ltd.-Preferred       234
           ------------------------------------------
           GERMANY - 0.4%
           ---------------------------------
      550  RWE AG Preferred                        16
    3,825  Sap AG-Vorzug Preferred                743
    1,250  Volkswagen Preferred                    36
           --------------------------------- ---------
             Total                                796
           ------------------------------------------
           ITALY - 0.0%
           ---------------------------------
      813  Fiat SpA Preferred                      14
           ------------------------------------------
           Total Preferred Stocks (Cost $904)   1,043
           --------------------------------- ---------
CORPORATE BONDS - 0.0%
           FRANCE - 0.0%
           ---------------------------------
$  2,256   Casino Guichard, 4.50%,  07/12/01       13
     948   Sodexho SA,  6.00%,  06/07/04            6
           ------------------------------------------
           Total Corporate Bonds (Cost $27)        19
           ------------------------------------------


                                 - Continued -

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
WARRANTS - 0.0%
           FRANCE - 0.0%
           ---------------------------------
        1  Simco-CTF Valeur Garant              $   2
           ------------------------------------------
           Total Warrants (Cost $0)                 2
           --------------------------------- ---------
REPURCHASE AGREEMENTS - 4.4%
           UNITED STATES
           ---------------------------------
$  8,907   Warburg/Dillon, 5.67%,
             dated 1/31/01, due 2/1/01
             (at amortized cost), collateralized
             by U.S. Treasury Bond, 3.875%,
             due 4/15/29 with a
             value of $90,910.                  8,907
           ------------------------------------------
           TOTAL INVESTMENTS
           (COST $195,958) - 96.4%            195,609
           ------------------------------------------
           OTHER ASSETS IN EXCESS OF
           LIABILITIES - 3.6%                   7,348
           ------------------------------------------
           TOTAL NET ASSETS - 100%           $202,957
           ------------------------------------------


(a)  Non-income producing security.

The International Equity Fund's investment concentration, by industry, as of January 31, 2001, was as follows:

Transportation                                  5.80%
Business & Financial Services                  14.60%
Chemicals/Energy                                3.70%
Electric                                        8.70%
Food                                            7.70%
Insurance                                       7.00%
Oil & Gas Producers                             9.20%
Machinery                                       4.10%
Real Estate                                     2.20%
Other                                          37.00%


Open futures contracts as of January 31, 2001: (Amounts in thousands except number of contracts)


Number of                                      Market
Contracts         Contract Type                 Value
9            Long MIB 30, 3/20/2001            $1,891
9              Long TOPIX, 3/15/01              1,007
60            Short CAC40, 3/30/01              3,365
51             Short DAX, 3/20/01               8,066


                                  - Continued -

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

Variation Margin in Foreign Currency Contracts as of January 31, 2001.
                                                       CONTRACT                                      UNREALIZED
        DELIVERY                                        AMOUNT             CONTRACT VALUE           APPRECIATION
          DATE                                     (LOCAL CURRENCY)          U.S. DOLLAR           (DEPRECIATION)
---------------------------------------           ------------------     ------------------      ------------------
EURO
---------------------------------------
Long Contracts
3/16/01                                                   213                 $  189                     $  9
3/16/01                                                 3,190                  2,855                      113
3/16/01                                                 2,200                  1,966                       81
3/16/01                                                   680                    647                      (15)
3/16/01                                                    58                     55                       (1)
Short Contracts
3/16/01                                                 5,025                  4,411                     (264)
3/16/01                                                 4,198                  3,750                     (156)
3/16/01                                                   481                    430                      (18)
3/16/01                                                   384                    358                        1
3/16/01                                                 6,011                  5,711                      118

JAPANESE YEN
---------------------------------------
Long Contracts
3/16/01                                             1,202,877                 11,086                     (678)
Short Contracts
3/2/01                                                724,709                  6,404                      145
3/2/01                                                495,708                  4,513                      232
3/16/01                                               276,415                  2,541                      149
3/16/01                                             1,154,061                 10,376                      391
3/16/01                                               341,955                  2,956                       (3)
3/16/01                                               350,560                  3,007                      (25)
                                                                                                       ------
Total                                                                                                      79
                                                                                                       ======


       (See Notes which are an integral part of the Financial Statements)


                                       32

FIFTH THIRD BOND FUND FOR INCOME
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
ASSET BACKED SECURITIES - 3.6%
           FINANCIAL - 3.6%
           ---------------------------------
$   7,000  Ford Credit Auto Owner Trust,
             5.350% 7/15/03                   $ 7,009
     $434  GE Capital Management,
             6.940%, 3/25/27                      433
           --------------------------------- ---------
           Total Asset Backed Securities        7,442
           ------------------------------------------
CORPORATE BONDS - 38.5%
           FINANCIAL - 13.5%
           ---------------------------------
    7,000  Lehman Brothers Corp., 8.250%,
             6/15/07                            7,568
    5,000  Mellon Bank Corp., 7.375%,
             5/15/07                            5,282
    5,000  Respol Corp., 7.450%, 7/15/05        5,210
   10,000  Transamerica Fin Corp., 7.250%,
             8/15/02                           10,229
           --------------------------------- ---------
             Total                             28,289
           ------------------------------------------
           INDUSTRIAL - 19.9%
           ---------------------------------
    7,000  AT&T Canada Inc., 7.650%, 9/15/06    7,001
    5,000  GTE California, 7.650%, 3/15/07      5,320
    6,000  Hertz Co., 7.625%, 8/15/07           6,248
    7,000  Jones Apparel Co., 7.875%, 6/15/06   6,913
    6,000  Qwest Corp., 7.625%, 6/09/03         6,205
    5,000  Southern National Corp., 7.050%,
             5/23/03                            5,119
    5,000  U.S. West, 6.375%, 7/15/08           4,858
           --------------------------------- ---------
             Total                             41,664
           ------------------------------------------
           INTERNATIONAL - 5.1%
           ---------------------------------
   10,000  Quebec Province, 7.000%, 1/30/07    10,522
           --------------------------------- ---------
           Total Corporate Bonds               80,475
           ------------------------------------------


PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
U.S. GOVERNMENT SECURITIES - 51.0%
           MORTGAGE BACKED SECURITIES - 4.8%
           ---------------------------------
$   8,347  Ginnie Mae, 9.500%, 12/15/09,
             Pool#780318                      $ 8,930
      911  Ginnie Mae, 10.500%, 7/15/14,
             Pool #321016                         975
           --------------------------------- ---------
             Total                              9,905
           ------------------------------------------
           U.S. GOVERNMENT AGENCIES - 16.4%
           ---------------------------------
    8,000  Fannie Mae, 5.810%, 3/2/04           8,004
    7,750  Fannie Mae, 7.100%, 10/18/04         7,861
    8,000  FHLB, 6.905%, 10/18/04               8,221
        1  FHLMC, 7.500%, 2/1/02,                   1
   10,000  FHLMC, 7.350%, 2/28/03              10,015
           --------------------------------- ---------
             Total                             34,102
           ------------------------------------------
           U.S. TREASURY NOTES - 29.8%
           ---------------------------------
    5,500  6.500%, 5/31/02                      5,623
    9,000  5.750%, 4/30/03                      9,194
   15,000  6.750%, 5/15/05                     16,065
    5,000  5.625%, 2/15/06                      5,151
   15,250  6.000%, 8/15/09                     16,120
    9,000  6.500%, 2/15/10                      9,849
           --------------------------------- ---------
             Total                             62,002
           ------------------------------------------
           Total U.S. Government Securities   106,009
           ------------------------------------------
REPURCHASE AGREEMENT - 5.3%
$  11,015  Warburg/Dillon, 5.670%, dated
             1/31/01, due 2/1/01 (at
             amortized cost),  collaterized by
             U.S. Treasury Bonds, 3.875%,
             due 4/15/29 with a total
             value of $11,238                  11,015
           ------------------------------------------
           TOTAL INVESTMENTS
           (COST $198,494) - 98.4%            204,941
           ------------------------------------------
           OTHER ASSETS IN EXCESS
           OF LIABILITIES - 1.6%                3,346
           ------------------------------------------
           TOTAL NET ASSETS - 100.0%         $208,287
           ------------------------------------------



The following abbreviations are used in this portfolio:
FHLB- Federal Home Loan Bank
FHLMC- Federal Home Loan Mortgage Corporation



       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD QUALITY BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
CORPORATE BONDS - 23.2%
           FINANCIAL, INSURANCE, & REAL ESTATE - 7.9%
           ---------------------------------
$  7,000   Citibank Credit Card Series 2000-A3,
             6.875%, 11/15/07                 $ 7,337
    5,000  U.S. West Capital Funding Inc.,
             6.250%, 7/15/05                    4,952
    5,000  Wachovia Corp., 6.925%
             10/15/03                           5,131
           ------------------------------------------
             Total                             17,420
           ------------------------------------------
           INDUSTRAILS - 9.1%
           ---------------------------------
   10,000  AT&T Canada, 7.650%,
             9/15/06                           10,002
   10,000  Jones Apparel, 7.875%,
             6/15/06                            9,875
           --------------------------------- ---------
             Total                             19,877
           ------------------------------------------
           TRANSPORTATION - 2.1%
           ---------------------------------
    4,504  Fedex Corporation, 6.845%,
             1/15/19                            4,519
           ------------------------------------------
           UTILTIES - 2.2%
           ---------------------------------
    5,000  Sempra Energy, 7.950%,
             3/1/10                             4,981
           ------------------------------------------
           YANKEE - 1.9%
           ---------------------------------
    4,000  Ontario Province, 7.750%,
             6/4/02                             4,121
           ------------------------------------------
           Total Corporate Bonds               50,918
           ------------------------------------------
U.S. GOVERNMENT SECURITIES - 71.5%
           MORTGAGE BACKED SECURITIES - 33.3%
           ---------------------------------
        1  FHLMC, 9.500%, 11/15/07
             Pool # 38-0009                         1
        5  FHLMC, 8.000%, 8/1/08
             Pool #27-2525                          5
   10,473  Fannie Mae, 7.000%, 10/1/30
             Pool #549975                      10,589
   38,039  Fannie Mae, 7.000%, 10/1/30
             Pool #253514                      38,459
    8,688  Fannie Mae, 7.000%, 9/1/30
             Pool #551392                       8,784
   15,066  Fannie Mae, 7.000%, 9/1/30
             Pool #551459                      15,232
           --------------------------------- ---------
             Total                             73,070
           ------------------------------------------


PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
           U.S. GOVERNMENT AGENCIES - 7.4%
           ---------------------------------
$   9,000  Fannie Mae, 5.750%, 2/15/08
             2/15/08                          $ 9,029
    7,250  FHLMC, 7.350%, 2/28/03               7,262
           --------------------------------- ---------
             Total                             16,291
           ------------------------------------------
           U.S. TREASURY BONDS - 9.0%
           ---------------------------------
   13,500  6.125%, 8/15/29                     14,567
    4,750  6.250%, 5/15/30                      5,244
           --------------------------------- ---------
             Total                             19,811
           ------------------------------------------
           U.S. TREASURY NOTES - 13.6%
           ---------------------------------
   12,000  6.375%, 1/31/02                     12,188
   11,000  5.375%, 6/30/03                     11,163
    6,000  6.750%, 5/15/05                      6,426
           --------------------------------- ---------
             Total                             29,777
           ------------------------------------------
           U.S. TREASURY BILLS - 8.2%
           ---------------------------------
   16,500  6.500%, 2/15/10                     18,055
           ------------------------------------------
           Total U.S. Government Securities   157,004
           ------------------------------------------
REPURCHASE AGREEMENT - 4.1%
$   9,072  Warburg/Dillon, 5.670%, dated
             1/31/01, due 2/1/01 (at amortized
             cost), collateralized by U.S Treasury
             Bonds, 3.875% due 4/15/29, with
             a value of $9,258.                 9,072
           ------------------------------------------
           TOTAL INVESTMENTS (COST $210,386)
           - 98.8%                            216,994
           ------------------------------------------
           OTHER ASSETS EXCESS OF
           LIABILITIES - 1.2%                   2,736
           ------------------------------------------
           TOTAL NET ASSETS - 100.0%         $219,730
           ------------------------------------------



The following abbreviation is used in this portfolio:

   CMO -- Collateralized Mortgage Obligation
   FHLMC -- Federal Home Loan Mortgage Corporation


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD U.S. GOVERNMENT SECURITIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

U.S. GOVERNMENT SECURITIES - 95.0%
           MORTGAGE BACKED SECURITIES - 21.1%
           ---------------------------------
$    109   Fannie Mae, 6.000%, 6/1/01          $  108
    2,731  Fannie Mae, 6.000%, 10/1/04          2,725
    1,408  Fannie Mae, 6.500%, 12/1/04          1,419
    1,977  Fannie Mae, 6.500%, 8/1/06           1,988
    1,978  Fannie Mae, 7.000%, 12/1/06          2,015
    1,464  FHLMC, 6.000%, 9/1/05                1,458
    1,028  FHLMC, 6.500%, 9/1/06                1,033
           --------------------------------- ---------
             Total                             10,746
           ------------------------------------------
           U.S. GOVERNMENT AGENCIES - 51.4%
           ---------------------------------
    2,000  Fannie Mae, 5.780%, 2/12/03
             (Callable 2/12/01 @ 100)           2,028
    2,000  Fannie Mae, 6.500%, 8/15/04          2,074
    2,000  Fannie Mae, 7.100%, 10/18/04
             (Callable 10/18/01 @ 100)          2,029
    2,000  Fannie Mae, 6.290%, 5/9/05
             (Callable 5/9/01 @ 100)            2,001
    2,000  Fannie Mae, 6.840%, 10/20/05
             (Callable 10/20/03 @ 100)          2,073
    2,000  Fannie Mae, 6.000%, 12/15/05         2,049
    4,000  Fannie Mae, 7.125%, 3/15/07          4,311
    2,000  FFCB, 5.100%, 11/24/03               1,988
    1,000  FFCB, 6.600%, 7/7/06                 1,051
    3,000  FHLB, 7.350%, 2/28/03                3,005
    1,500  FHLB, 6.090%, 6/2/06                 1,542
    2,000  FHLB, 5.875%, 11/15/07               2,023
           --------------------------------- ---------
             Total                             26,174
           ------------------------------------------
           U.S. TREASURY NOTES - 22.5%
           ---------------------------------
    1,750  7.250%, 5/15/04                      1,876
    2,000  6.500%, 5/15/05                      2,123
    1,000  5.875%, 11/15/05                     1,040
    2,000  6.500%, 10/15/06                     2,146
    2,000  6.250%, 2/15/07                      2,126
    2,000  6.125%, 08/15/07                     2,116
           --------------------------------- ---------
             Total                             11,427
           ------------------------------------------
           Total U.S. Government Securities    48,347
           ------------------------------------------


PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

REPURCHASE AGREEMENT - 3.5%
$  1,807   Warburg/Dillion, 5.670%, dated
             01/31/01, due 2/01/01 (at
             amortized cost), collateralized by
             U.S. Treasury Bonds, 3.875%, due
             4/15/29 with a value of $1,847.  $ 1,807
           ------------------------------------------
           TOTAL INVESTMENTS
           (COST $48,867) - 98.5%              50,154
           ------------------------------------------
           OTHER ASSETS IN EXCESS
           OF LIABILITIES - 1.5%                  778
           ------------------------------------------
           TOTAL NET ASSETS - 100.0%          $50,932
           ------------------------------------------



The following abbreviations are used in this portfolio:

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation

       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

MUNICIPAL BONDS - 91.5%
           ALABAMA - 2.7%
           ---------------------------------
$  2,050   Alabama State, Public School &
             College Authority, Revenue,
             5.250%, 8/1/06                   $ 2,181
   1,620   University of Alabama Birmingham,
             Revenue, 4.750%, 10/1/05           1,682
           --------------------------------- ---------
             Total                              3,863
           ------------------------------------------
           ARIZONA - 7.6%
           ---------------------------------
   4,680   Arizona State Highway
             Transportation Board, Revenue,
             5.000%, 7/1/10                     4,924
   2,000   Pima County, Improvement, GO,
             5.000%, 7/1/06                     2,107
   3,400   Pima County, School District No. 1,
             Series D, GO, 6.100%, 7/1/11
             (Callable 7/1/02 @ 102)            3,584
           --------------------------------- ---------
             Total                             10,615
           ------------------------------------------
           CONNECTICUT - 1.6%
           ---------------------------------
   2,000   New Haven, Series B, GO,
             5.750%, 11/1/09                    2,239
           --------------------------------- ---------
           FLORIDA - 8.4%
           ---------------------------------
   2,800   Dade County School District, GO,
             6.500%, 8/1/03                     2,986
   2,455   Escambia County, Revenue,
             4.600%, 1/1/07, AMBAC              2,528
   5,000   Florida State Board of Education,
             Lottery Revenue, 5.500%, 7/1/16    5,271
   1,000   Orlando, Capital Improvement,
             Revenue, 6.000%, 10/1/22
             (Prerefunded 10/1/01 @ 102)        1,037
           --------------------------------- ---------
             Total                             11,822
           ------------------------------------------
           GEORGIA - 3.3%
           ---------------------------------
   2,000   Fulton County, Hospital Authority,
             Series B, Revenue, 6.375%, 9/1/22
             (Prerefunded 9/1/02 @ 102)         2,120
   2,425   Georgia Private Colleges &
             Universities Authority, Revenue,
             5.500%, 11/1/25 (Callable
             11/1/09 @ 101)                     2,487
           ------------------------------------------
             Total                              4,607
           ------------------------------------------


PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
           ILLINOIS - 1.7%
           ---------------------------------
$  1,230   Cook County, Community School
             District #097 Oak Park, Series A,
             GO, 5.500%, 12/1/12 (Callable
             12/1/09 @ 100)                   $ 1,304
   1,055   Macon County & Decatur, Illinois,
             CP, 6.500%, 1/1/05, FGIC           1,152
           --------------------------------- ---------
             Total                              2,456
           ------------------------------------------
           INDIANA - 6.8%
           ---------------------------------
   2,000   Eagle-Union Middle School
             Building, Indiana, 4.850%, 7/5/14  2,006
   4,000   Fort Wayne, Indiana Hospital
             Authority, 5.000%, 11/15/13        4,046
   1,275   Munster, School Building Corp.,
             Revenue, 5.700%, 7/15/10
             (Prerefunded 1/15/05 @ 101), MBIA  1,374
   2,000   South Bend, Indiana, Community
             School Corp., Riley School
             Building Corp., Refunding,
             Revenue, 5.250%, 7/1/12
             (Callable 7/1/08 @ 101)            2,093
           --------------------------------- ---------
             Total                              9,519
           ------------------------------------------
           KANSAS - 0.9%
           ---------------------------------
   1,250   Douglas County, Unified School
             District, GO, 6.000%, 9/1/09
             (Prerefunded 9/1/03 @ 100)         1,313
           ------------------------------------------
           MICHIGAN - 2.0%
           ---------------------------------
   1,000   Detroit, Michigan, Series A, GO,
             6.700%, 4/1/10 (Callable
             4/1/05 @ 101)                      1,119
   1,500   Michigan, Municipal Bond Authority,
             Revenue, 7.000%, 11/1/03, AMBAC    1,627
           --------------------------------- ---------
             Total                              2,746
           ------------------------------------------
           MINNESOTA - 3.2%
           ---------------------------------
   2,500   Dakota County, GO, 4.500%, 2/1/06    2,566
   1,900   Minneapolis, Minnesota, 4.750%,
             12/1/10                            1,974
           ------------------------------------------
             Total                              4,540
           ------------------------------------------
           MISSOURI - 1.5%
           ---------------------------------
   2,000   Kansas City, Streetlight Project,
             Series B, GO, 5.000%, 2/1/13
             (Callable 2/1/07 @ 101)            2,053
           ------------------------------------------


                                  - Continued -

FIFTH THIRD MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
           NEVADA - 3.0%
           ---------------------------------
$  4,000   Clark County, Flood Control, GO,
             5.250%, 11/1/10
             (Callable 11/1/08 @ 101), FGIC   $ 4,247
           ------------------------------------------
           NEW JERSEY - 2.2%
           ---------------------------------
   3,000   New Jersey, State Transportation,
             Series A, Revenue, 5.125%,
             6/15/15 (Callable 6/15/09 @ 100)   3,066
           --------------------------------- ---------
           NEW YORK - 10.4%
           ---------------------------------
   2,000   New York City, Series F, GO,
             5.500%, 8/1/06                     2,151
   4,000   New York City, Series H, GO, 7.000%,
             2/1/22 (Callable 2/1/02 @ 101.5)   4,202
   4,855   New York State, GO, 5.250%,
             9/15/13 (Callable 9/15/08 @ 101)   5,090
   3,020   New York, State Transportation,
             Series E, Revenue, 5.250%, 1/1/15
             (Callable 1/1/08 @ 101)            3,118
           --------------------------------- ---------
             Total                             14,561
           ------------------------------------------
           NORTH CAROLINA - 3.8%
           ---------------------------------
   3,000   North Carolina State Public Impt,
             Series A, 5.000%, 9/1/02           3,076
   2,200   North Carolina, Municipal Power
             Agency, Revenue, 5.900%, 1/1/03    2,289
           ------------------------------------------
             Total                              5,365
           ------------------------------------------
           OHIO - 1.5%
           ---------------------------------
   1,000   Columbus, Sewer Improvement
             Bonds, GO, 6.500%, 9/15/01         1,020
   1,000   Ohio State, Water Development
             Authority, Revenue, 6.000%, 6/1/05 1,085
           --------------------------------- ---------
             Total                              2,105
           ------------------------------------------
           OREGON - 0.8%
           ---------------------------------
   1,000   Yamhill County, School District No.
             029J, GO, 6.100%, 6/1/11
             (Prerefunded 6/1/04 @ 101), FSA    1,081
           ------------------------------------------
           PENNSYLVANIA - 4.5%
           ---------------------------------
   1,000   Pennsylvania, Convention Center
             Authority, Series A, Revenue,
             6.700%, 9/1/16, FGIC               1,198
   3,000   Pennsylvania State, GO, 5.000%,
             10/1/05                            3,149
   2,000   Pennsylvania State, Higher Education
             Facilities Authority Health
             Services, Revenue, 5.100%, 1/1/05  2,016
           --------------------------------- ---------
             Total                              6,363
           ------------------------------------------


PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

           RHODE ISLAND - 2.0%
           ---------------------------------
$  2,535   Rhode Island Depositors Economic,
             Protection Corporation, Special
             Obligation,  5.875%, 8/1/11      $ 2,872
           ------------------------------------------
           SOUTH DAKOTA - 1.9%
           ---------------------------------
   2,375   Heartland, Consumers Power
             District, Electric Revenue, 6.000%,
             1/1/09, FSA                        2,620
           ------------------------------------------
           TENNESSEE - 4.8%
           ---------------------------------
   6,500   Memphis General Improvement,
             GO, 5.250%, 4/1/14
             (Callable 4/1/08 @ 101)            6,754
           ------------------------------------------
           TEXAS - 4.8%
           ---------------------------------
   3,430   Dallas, Improvement, GO, 5.000%,
             2/15/18 (Callable 2/15/08 @ 100)   3,399
   1,500   Texas Municipal Power Agency,
             6.750%, 9/1/12                     1,558
   1,600   Texas State, GO, 6.000%, 10/1/08     1,791
           --------------------------------- ---------
             Total                              6,748
           ------------------------------------------
           UTAH - 2.7%
           ---------------------------------
   1,530   St. George, Water Revenue, 5.600%,
             6/1/10 (Callable 6/1/05 @ 101)     1,615
   1,000   Salt Lake City, Motor Fuel Excise Tax,
             Series A, Revenue, 5.400%, 2/1/03  1,032
   1,000   Utah, State Building Ownership
             Authority, Revenue, 5.500%,
             5/15/09, FSA                       1,084
           --------------------------------- ---------
             Total                              3,731
           ------------------------------------------
           WASHINGTON - 5.5%
           ---------------------------------
   2,000   King County, School District No. 411,
             GO, 6.500%,12/1/09 (Prerefunded
             12/1/02 @ 100), AMBAC              2,103
   2,000   King County School District No. 415
             Kent, GO, 5.550%, 12/1/11          2,196
   3,200   State, Public Power Supply Systems
             Nuclear Project No. 2, Revenue,
             5.500%, 7/1/06                     3,414
           ------------------------------------------
             Total                              7,713
           ------------------------------------------


                                  - Continued -

FIFTH THIRD MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

           WISCONSIN - 3.9%
           ---------------------------------
$  1,000   Milwaukee, Series C, GO, 5.300%,
             6/15/07 (Prerefunded
             6/15/02 @ 100)                   $ 1,024
   4,290   State, Transportation Revenue,
             Series B, 5.750%, 7/1/12
             (Callable 7/1/02 @ 100)            4,424
           --------------------------------- ---------
             Total                              5,448
           ------------------------------------------
           Total Municipal Bonds              128,447
           ------------------------------------------
SHORT-TERM INVESTMENTS - 8.7%
           MONEY MARKETS - 8.7%
           ---------------------------------
   6,159   Federated Tax Free Trust             6,159
   6,100   SEI Institutional Tax Free Fund      6,100
           --------------------------------- ---------
           Total Short-Term Investments        12,259
           ------------------------------------------
           TOTAL INVESTMENTS (COST $137,227)
           - 100.2%                           140,706
           ------------------------------------------
           LIABILITIES IN EXCESS OF
           OTHER ASSESTS - (0.2%)                (307)
           ------------------------------------------
           TOTAL NET ASSETS - 100.0%         $140,399
           ------------------------------------------


The following abbreviations are used in this portfolio:
AMBAC - American Municipal Bond Assurance Corporation
CP - Certificate of Participation
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
GO - General Obligation
MBIA - Municipal Bond Investors Assurance Corporation


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD OHIO TAX FREE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
MUNICIPAL BONDS - 94.2%
           OHIO - 93.6%
           ---------------------------------
$    500   Akron, Various Purpose
             Improvement, GO, 5.600%,
             12/1/06 (Callable
             12/1/04 @ 102), MBIA              $  538
   1,000   American Municipal Power - Ohio,
             Inc., 5.000%, 1/1/09               1,053
   1,500   Beavercreek, Ohio, Local School
             District, 6.600%,12/1/15           1,801
   1,510   Bowling Green State University,
             Higher Education,Revenue,
             5.550%, 6/1/10
             (Callable 6/1/06 @ 101), AMBAC     1,610
   4,000   Butler County, Hospital Facilities,
             Revenue, 4.750%, 11/15/18
             (Callable 11/15/08 @ 101)          3,334
   5,000   Butler County, Transportation
             Improvement District, Revenue,
             5.000%, 4/1/02, FSA                5,093
   5,000   Cincinnati, Ohio, GO,
             4.375%, 12/1/01                    5,044
   5,000   Cincinnati, Ohio, GO,
             4.375%, 12/1/02                    5,071
   3,555   Cincinnati, Ohio, GO,
             5.250%, 12/1/14                    3,716
   2,500   Cleveland City School District,
             Revenue, 4.800%, 6/1/03, AMBAC     2,563
   5,000   Cleveland, Ohio, Public Power
             System, Revenue, 5.250%,
             11/15/16 (Callable 11/15/06 @ 102) 5,105
   2,000   Cleveland, Ohio, Public Power
             System, Revenue, 7.000%, 11/15/24  2,262
   2,500   Cleveland, Ohio, Waterworks
             Revenue, Refunding &
             Improvement-Series I, 5.250%,
             1/1/11 (Callable 1/1/08 @ 101)     2,641
   3,500   Cleveland, Ohio, Waterworks
             Revenue, Refunding &
             Improvement-Series G,
             5.500%, 1/1/21                     3,719
   2,875   Cleveland, Ohio,Waterworks
             Revenue, 6.250%, 1/1/15
             (Prerefunded 1/1/02 @102 )         3,005
   1,000   Columbus, Ohio, GO, 6.500%,
             1/1/10 (Callable 1/1/02 @ 102)     1,046
   1,000   Columbus, Refunding Limited,
             Series A, GO, 5.300%, 7/1/09
             (Callable 7/1/03 @ 101.5)          1,040


PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
$  1,350   Columbus, Ohio, Series 2, GO, 5.500%,
             5/15/08 (Callable 5/15/04 @ 102) $ 1,433
   2,770   Columbus, Ohio, Water System
             Revenue, 4.500%, 11/1/04           2,847
   4,000   Columbus, Ohio, Water System
             Revenue, 5.000%, 11/1/07           4,237
   3,435   Cuyahoga County, GO, 5.600%,
             5/15/13, MBIA-IBC                  3,785
   3,000   Cuyahoga Jail Facilities, GO,
             5.250%, 10/1/13, MBIA-IBC          3,218
     500   Euclid City School District, GO,
             6.700%, 12/1/02
             (Prerefunded 12/1/01 @ 102)          523
   1,500   Euclid City School District, GO,
             5.125%, 12/1/11
             (Callable 12/1/05 @ 102), AMBAC    1,563
   1,030   Franklin Refunding &
             Improvements, Medical,
             Revenue, 6.500%, 5/1/07
             (Callable 11/1/02 @ 102)           1,091
   1,455   Greater Cleveland Regional Transit
             Authority Ohio, 5.375%, 12/1/11
             (Callable 12/1/08 @ 101)           1,558
   4,250   Greater Cleveland Transportation,
             Series R, GO, 4.750%, 12/1/15
             (Callable 12/1/08 @ 101), FGIC     4,210
   3,000   Hamilton County, Ohio, Health
             Care Systems, Revenue,
              6.250%, 5/5/03                    3,193
   3,670   Hamilton County, Ohio, Hospital
             Facilities,  Revenue, 5.250%,
             5/15/11 (Callable 11/15/08 @ 101)  3,882
   1,000   Hamilton County, Ohio, Sewer
             System, Series A, Revenue,
             5.600%, 12/1/08 (Callable
             12/1/05 @ 102), FGIC               1,081
   1,150   Knox County Hospital Facilities,
             Revenue, 4.700%, 6/1/08,
             Asset GTY                          1,168
   5,250   Knox County Community Hospital,
             Revenue, 5.000%, 6/1/12,
             Asset GTY                          5,299
   1,000   Lakota Local School District, GO,
             6.400%, 12/1/01, AMBAC             1,025
   1,520   Loveland, Ohio, City School District,
             Refunding, Series A,
             3.650%, 12/1/02                    1,521


                                 - Continued -

FIFTH THIRD OHIO TAX FREE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

$  4,000   Lucas County, Ohio, Hospital,
             Revenue, 6.000%, 11/15/04        $ 4,297
   1,000   Montgomery Sisters Of Charity,
             Revenue, 6.500%, 5/15/08
             (Callable 5/15/01 @ 102), MBIA     1,028
   1,750   Montgomery County, Ohio, Solid
             Waste, Revenue, 5.250%,
             11/1/04, MBIA                      1,843
   3,000   Montgomery County, Ohio, Solid
             Waste, Revenue, 5.400%, 11/1/08
             (Callable 11/1/05 @ 102) MBIA      3,215
   5,750   Montgomery County, Ohio, Catholic
             Health Initatives-A,
             6.000%, 12/1/26                    5,965
   1,000   Ohio State Building Authority,
             5.250%, 4/1/09
             (Callable 4/1/08 @ 101)            1,071
   2,410   Ohio State Building Authority,
             5.250%, 10/1/10
             (Callable 4/1/09 @ 101)            2,580
   4,700   Ohio State Building Authority, State
             Facilities - Art Facilities
             Building Fund-A, 5.000%, 10/1/08   4,972
   4,500   Ohio State Higher Education,
             Community Case Western
             Reserve, 6.250%, 7/1/14            5,257
   2,000   Ohio State Higher Education, UD
             Project, 5.300%, 12/1/12           2,105
   5,000   Ohio State Highway, Series V, GO,
             4.800%, 5/15/04                    5,173
   1,000   Ohio State Special Obligations
             Education, Series A, Revenue,
             5.800%, 6/1/03, AMBAC              1,047
     500   Ohio State Public Facilities, Series
             II-A, Revenue, 5.500%, 12/1/03
             (Callable 12/1/01 @ 102), FSA        517
   5,000   Ohio State Public Facilities, Series
             II-A, Revenue, 4.500%, 12/1/08
             (Callable 12/1/07 @ 100)           5,115
   3,000   Ohio State Public Facilities,
             Series II-B, Revenue, 5.750%,
             11/1/04, AMBAC                     3,210
   2,000   Ohio State Public Facilities,
             Series II-B, Revenue, 5.750%,
             11/1/05 (Callable 11/1/04 @ 100),
             AMBAC                              2,133
   5,000   Ohio State Tunrnpike, Series A,
             Revenue, 5.700%, 2/15/17
             (Prerefunded 2/15/06 @ 102), MBIA  5,493


PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
$  3,750   Ohio State Water, Revenue, 5.125%,
             12/1/08 (Callable 6/1/05 @ 101),
             MBIA                             $ 3,932
   4,000   Ohio State Water, Revenue, 5.300%,
             12/1/10 (Callable 6/1/05 @ 101),
             MBIA                               4,190
   4,250   Parma, Ohio, Hospital Improvement,
             Revenue, 5.250%, 11/1/13
             (Callable 11/1/08 @ 101)           4,015
     590   Perrysburg, Ohio, Exempted Village
             School District, 3.550%, 12/1/01     591
     750   Sycamore, Ohio, Community School
           District, 4.450%,12/1/10
             (Callable 12/1/09 @ 101)             758
     555   Tiffin, Sewer System, GO, 6.600%,
             12/1/03 (Callable 12/1/01 @ 101)     575
   1,750   University Of Cincinnati, CP,
             5.000%, 6/1/10, MBIA               1,843
   2,000   Wauseon Village School District,
             GO, 5.450%, 12/1/14
             (Callable 6/1/07 @ 101), MBIA      2,102
   1,000   West Geauga, Ohio, Local School
             District, GO, 5.550%, 11/1/05
             (Callable 11/1/04 @ 102), AMBAC    1,074
   1,000   West Geauga, Ohio, Local School
             District, GO, 5.650%, 11/1/06
             (Callable 11/1/04 @ 102), AMBAC    1,077
   2,090   Westerville, Ohio, GO, 5.250%,
             12/1/11 (Callable 12/1/09 @ 101)   2,230
   2,000   Westlake, Ohio, City School District,
             Series A, GO, 5.050%, 12/1/04      2,059
           --------------------------------- ---------
             Total                            169,742
           --------------------------------- ---------
           VIRGIN ISLANDS - 0.6%
           ---------------------------------
   1,000   Virgin Islands Public Financial
             Authority, Revenue,
             5.125%, 7/1/04                     1,040
           --------------------------------- ---------
 163,665   Total Municipal Bonds              170,782
           --------------------------------- ---------


                                 - Continued -

FIFTH THIRD OHIO TAX FREE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

SHORT-TERM INVESTMENTS - 4.6%
           MONEY MARKETS - 4.6%
           ---------------------------------
$  6,455   Touchstone Ohio Money Fund         $ 6,455
   1,805   Vangard Ohio Tax Free Money
             Market Fund                        1,805
           --------------------------------- ---------
 171,925   Total Short-Term Investments         8,260
           --------------------------------- ---------
           TOTAL INVESTMENTS
           (COST $173,887) - 98.8%            179,042
           --------------------------------- ---------
           OTHER ASSETS IN EXCESS OF
           LIABILITIES - 1.2%                   2,269
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $181,311
           --------------------------------- ---------


The following abbreviations are used in this portfolio:
AMBAC - American Municipal Bond Assurance Corporation
FGIC - Federal Guarantee Insurance Corporation
FSA - Financial Security Assurance
GO - General Obligation
IBC - Insured Bond Certificate
MBIA - Municipal Bond Insurance Association


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------
                                                  QUALITY         EQUITY
                                                   GROWTH         INCOME        PINNACLE     BALANCED      MID CAP      TECHNOLOGY
ASSETS:                                             FUND           FUND           FUND         FUND          FUND           FUND
                                                 -----------   -----------    -----------   -----------   -----------   -----------
Investments, at value (cost $857,311; $71,154;
   $64,842; $320,029, $232,582, and
   $78,940 respectively)                         $ 1,219,658   $   111,109    $    71,973   $   356,007   $   302,593   $    69,323
Repurchase agreements, at cost                        17,473         4,119          1,730         7,549        10,498         2,292
                                                 -----------   -----------    -----------   -----------   -----------   -----------
   Total Investments                               1,237,131       115,228         73,703       363,556       313,091        71,615
Cash                                                    --               1              1             1             1             1
Interest and dividends receivable                      1,016           257             14         1,612           110             2
Receivable for investments sold                         --            --             --               1          --             196
Receivable for Fund shares sold                        1,955            78              7           392           427            49
Other assets                                             215            32             50            36            45            44
                                                 -----------   -----------    -----------   -----------   -----------   -----------
   Total Assets                                    1,240,317       115,596         73,775       365,598       313,674        71,907
                                                 -----------   -----------    -----------   -----------   -----------   -----------
LIABILITIES:
Payable for investments purchased                       --            --             --            --            --             589
Payable for Fund shares redeemed                       1,000             2             81            84           294             3
Accrued expenses and other payables:
   Investment advisory fees                              818            78             50           237           197            56
   Administration fees                                     2          --             --              23          --              43
   Distribution services - Investment A shares           193             3              6            21             7             1
   Distribution services - Investment B shares             9          --                6             2             1          --
   Distribution services - Investment C shares          --            --                2             5             1          --
   Shareholder servicing - Investment C shares            14             1              2             3             1          --
   Accounting fees                                      --               7           --               9             4             9
   Custodian fees                                       --               2           --               3             1             3
   Other                                                --               7              6             6             5             5
                                                 -----------   -----------    -----------   -----------   -----------   -----------
   Total Liabilities                                   2,036           100            147           397           512           710
                                                 -----------   -----------    -----------   -----------   -----------   -----------
NET ASSETS:
Paid-in Capital                                      851,285        73,070         66,413       325,140       231,931        84,843
Accumulated undistributed net investment
   income                                             (1,460)           71           (289)          531          (399)         (422)
Accumulated undistributed net realized
   gain/(loss) on investments
   and options contracts                              26,109         2,400         (1,627)        3,552        11,619        (3,607)
Net unrealized appreciation/
   (depreciation) from
   investments and options contracts                 362,347        39,955          9,131        35,978        70,011        (9,617)
                                                 -----------   -----------    -----------   -----------   -----------   -----------
   Total Net Assets                              $ 1,238,281   $   115,496    $    73,628   $   365,201   $   313,162   $    71,197
                                                 ============  ===========    ===========   ===========   ===========   ===========
Net Assets:
   Institutional shares                          $   805,046   $    99,469    $    41,085   $   235,703   $   268,103   $    62,946
   Investment A shares                               413,138        14,825         29,510       116,928        42,067         7,357
   Investment B shares                                 5,935           387             41         4,904         1,439           709
   Investment C shares                                14,162           815          2,992         7,666         1,553           185
                                                 -----------   -----------    -----------   -----------   -----------   -----------
   Total                                         $ 1,238,281   $   115,496    $    73,628   $   365,201   $   313,162   $    71,197
                                                 ============  ===========    ===========   ===========   ===========   ===========
Shares of Beneficial Interest
Outstanding (Unlimited number of shares
authorized, no par value):
   Institutional shares                               36,387         7,000          1,314        15,183        15,356         3,810
   Investment A shares                                18,799         1,044            949         7,547         2,432           446
   Investment B shares                                   271            27              1           317            84            43
   Investment C shares                                   661            57             98           497            93            11
                                                 -----------   -----------    -----------   -----------   -----------   -----------
   Total                                              56,118         8,128          2,362        23,544        17,965         4,310
                                                 ============  ===========    ===========   ===========   ===========   ===========
Net Asset Value
   Institutional shares                          $     22.12   $     14.21    $     31.28   $     15.52   $     17.46   $     16.52
                                                 ============  ===========    ===========   ===========   ===========   ===========
   Investment A shares-redemption
   price per share                               $     21.98   $     14.20    $     31.08   $     15.49   $     17.29   $     16.50
                                                 ============  ===========    ===========   ===========   ===========   ===========
   Investment B shares-offering
   price per share*                              $     21.93   $     14.35    $     31.57   $     15.45   $     17.26   $     16.46
                                                 ============  ===========    ===========   ===========   ===========   ===========
   Investment C shares-offering
   price per share*                              $     21.42   $     14.21    $     30.59   $     15.45   $     16.70   $     16.42
                                                 ============  ===========    ===========   ===========   ===========   ===========
Maximum sales charge-Investment A shares                4.50%         4.50%          4.50%         4.50%         4.50%         4.50%
Maximum Offering Price
   (100%/(100%-Maximum sales charge)
   of net asset value adjusted
   to nearest cent)
   per share (Investment A shares)               $     23.02   $     14.87    $     32.54   $     16.22   $     18.10   $     17.28
                                                 ============  ===========    ===========   ===========   ===========   ===========

*    Redemption price per share varies by length of time shares are held

(See Notes which are an integral part of the Financial Statements)

                                       42

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2001
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------
                                                                  BOND                         U.S.                       OHIO
                                                 INTERNATIONAL    FUND         QUALITY      GOVERNMENT    MUNICIPAL     TAX FREE
                                                    EQUITY        FOR            BOND       SECURITIES      BOND          BOND
ASSETS:                                              FUND        INCOME          FUND          FUND         FUND          FUND
                                                  ---------     ---------     ---------     ---------     ---------     ---------
Investments, at value (cost $187,051; $187,479;
   $201,314; $47,060; $137,227 and $173,887,
   respectively)                                  $ 186,702     $ 193,926     $ 207,922     $  48,347     $ 140,706     $ 179,042
Repurchase agreements, at cost                        8,907        11,015         9,072         1,807          --            --
                                                  ---------     ---------     ---------     ---------     ---------     ---------
   Total Investments                                195,609       204,941       216,994        50,154       140,706       179,042
Cash                                                  6,466          --               1             1          --
Interest and dividends receivable                       178         3,417         2,790           770         1,753         1,786
Receivable for investments sold                        --            --            --            --            --             252
Receivable for Fund shares sold                         722             2            16          --            --             678
Receivable for variation margin in
  foreign currancy contracts                             79          --            --            --            --            --
Tax reclaim Receivables                                 529          --            --            --            --            --
Other Assets                                             20            75            46            29            27            52
                                                  ---------     ---------     ---------     ---------     ---------     ---------
   Total Assets                                     203,603       208,435       219,847        50,954       142,486       181,810
                                                  ---------     ---------     ---------     ---------     ---------     ---------
LIABILITIES:
Foreign Currency Overdraft,
   at value (cost $263)                                 268          --            --            --            --            --
Payable for investments purchased                         1          --            --            --           2,010          --
Payable for Fund shares redeemed                         17            28          --               1          --             439
Accrued expenses and other payables:
   Investment advisory fees                             171            97           102            17            66            44
   Administration fees                                   42             5          --            --            --            --
   Distribution services - Investment A shares            1             5             4             1          --               2
   Distribution services - Investment B shares         --            --            --            --            --            --
   Shareholder servicing - Investment C shares         --               1          --            --            --               2
   Accounting fees                                       53             3             2          --               3          --
   Custodian fees                                        46             2             2          --            --            --
   Other                                                 47             7             7             3             8            12
                                                  ---------     ---------     ---------     ---------     ---------     ---------
   Total Liabilities                                    646           148           117            22         2,087           499
                                                  ---------     ---------     ---------     ---------     ---------     ---------
NET ASSETS:
Paid-in Capital                                     212,577       230,690       221,691        51,244       140,637       178,329
Accumulated undistributed net investment
   income/(loss)                                       (548)          (29)          (43)            6           (12)           23
Accumulated undistributed net realized
   gain/(loss) on investments, futures and
   foreign currency transactions                     (8,286)      (28,821)       (8,526)       (1,605)       (3,705)       (2,196)
Net unrealized appreciation/(depreciation)
   on investments, futures and foreign
   currency transactions                               (786)        6,447         6,608         1,287         3,479         5,155
                                                  ---------     ---------     ---------     ---------     ---------     ---------
   Total Net Assets                               $ 202,957     $ 208,287     $ 219,730     $  50,932     $ 140,399     $ 181,311
                                                  =========     =========     =========     =========     =========     =========
Net assets:
   Institutional shares                           $ 195,392     $ 182,783     $ 209,057     $  47,717     $ 139,916     $ 166,717
   Investment A shares                                7,263        25,199         9,636         2,969           468        13,553
   Investment B shares                                   72          --             289          --            --            --
   Investment C shares                                  230           305           748           246            15         1,041
                                                  ---------     ---------     ---------     ---------     ---------     ---------
   Total                                          $ 202,957     $ 208,287     $ 219,730     $  50,932     $ 140,399     $ 181,311
                                                  =========     =========     =========     =========     =========     =========
Shares of Beneficial Interest
Outstanding (Unlimited number of shares
authorized, no par value):
   Institutional shares                              19,044        15,467        21,547         4,796        11,844        16,350
   Investment A shares                                  707         2,134           993           298            40         1,328
   Investment B shares                                    7          --              30          --            --            --
   Investment C shares                                   23            26            77            25             1           102
                                                  ---------     ---------     ---------     ---------     ---------     ---------
   Total                                             19,781        17,627        22,647         5,119        11,885        17,780
                                                  =========     =========     =========     =========     =========     =========
Net asset value
   Institutional shares                           $   10.26     $   11.82     $    9.70     $    9.95     $   11.81     $   10.20
                                                  =========     =========     =========     =========     =========     =========
   Investment A shares-redemption
   price per share                                $   10.26     $   11.81     $    9.70     $    9.95     $   11.83     $   10.20
                                                  =========     =========     =========     =========     =========     =========
   Investment B shares-offering
   price per share*                               $   10.34          --       $    9.70     $    --       $    --       $   10.05
                                                  =========     =========     =========     =========     =========     =========
   Investment C share-offering
   price per share*                               $   10.07     $   11.81     $    9.70     $    9.91     $   11.82     $   10.18
                                                  =========     =========     =========     =========     =========     =========
Maximum sales charge-Investment A shares               4.50%         4.50%         4.50%         4.50%         4.50%         4.50%
Maximum Offering Price
   (100%/(100%-Maximum sales charge)
   of net asset value adjusted
   to nearest cent)
   per share (Investment A shares)                $   10.74     $   12.36     $   10.16     $   10.42     $   12.39     $   10.68
                                                  =========     =========     =========     =========     =========     =========

*    Redemption price per share varies by length of time shares are held

(See Notes which are an integral part of the Financial Statements)

                                       43

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------
                                                     QUALITY       EQUITY
                                                      GROWTH        INCOME       PINNACLE      BALANCED      MID CAP      TECHNOLOGY
                                                       FUND          FUND          FUND          FUND          FUND          FUND
                                                     --------      --------      --------      --------      --------      --------
INVESTMENT INCOME:
Interest Income                                      $    462      $    119      $     29      $  3,440      $    250      $     63
Dividend Income                                         4,220         1,150           236           654           857            22
Foreign Tax Withholding                                    (1)         --            --            --            --            --
Securities Lending Income                                --            --            --            --            --            --
                                                     --------      --------      --------      --------      --------      --------
   Total Income                                         4,681         1,269           265         4,094         1,107            85
                                                     --------      --------      --------      --------      --------      --------

EXPENSES:
Investment Advisory fees                                4,550           467           363         1,269         1,160           340
Administrative fees                                       854            96            69           272           226            57
Distribution services -
   Investment A shares                                    392            17            45           140            48             9
Distribution services -
   Investment B Shares                                      9             1          --               6             2             1
Distribution services -
   Investment C Shares                                     52             2            13            29             5             1
Shareholder servicing -
   Investment C Shares                                     17             1             4            10             2          --
Fund accounting fees                                       82            28            22            41            36            29
Custodian fees                                             12             5             5            11             8             7
Trustees' fees                                              2          --               1             1             1          --
Transfer agent fees                                        91            21            15            41            31            16
Professional fees                                          52             9             5            19            17             3
Other fees                                                 45            20            17            28            23            44
                                                     --------      --------      --------      --------      --------      --------
     Total Expenses                                     6,158           667           559         1,867         1,559           507
                                                     --------      --------      --------      --------      --------      --------
     Less fees voluntarily reduced                        (17)          (34)           (5)         (105)          (53)         --
                                                     --------      --------      --------      --------      --------      --------
     Net Expenses                                       6,141           633           554         1,762         1,506           507
                                                     --------      --------      --------      --------      --------      --------
     Net Investment Income/(Loss)                      (1,460)          636          (289)        2,332          (399)         (422)
                                                     --------      --------      --------      --------      --------      --------

REALIZED AND UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Net realized gains/(losses) from
   investments and option contracts                    36,520         2,535         1,161        11,651        15,203        (3,349)
Net change in unrealized appreciation/
   depreciation from investments and
   options contracts                                   55,944         8,049       (16,023)       (7,976)       (2,496)       (6,667)
                                                     --------      --------      --------      --------      --------      --------
Net realized and unrealized
   gains/(losses) from investments                     92,464        10,584       (14,862)        3,675        12,707       (10,016)
                                                     --------      --------      --------      --------      --------      --------
Change in net assets resulting
   from operations                                   $ 91,004      $ 11,220      $(15,151)     $  6,007      $ 12,308      $(10,438)
                                                     ========      ========      ========      ========      ========      ========

(See Notes which are in an integral part of the Financial Statements)

                                       44

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------
                                                                             BOND                    U.S.                    OHIO
                                                            INTERNATIONAL    FUND      QUALITY    GOVERNMENT   MUNICIPAL   TAX FREE
                                                                EQUITY       FOR         BOND     SECURITIES      BOND        BOND
                                                                 FUND       INCOME       FUND        FUND         FUND        FUND
                                                               --------    --------    --------    --------    --------    --------
INVESTMENT INCOME:
Interest income                                                $  1,560    $  7,193    $  7,337    $  1,513    $  3,448    $  4,451
Dividend income                                                      68        --          --          --          --          --
Foreign tax withholding                                            (106)       --          --          --          --          --
                                                               --------    --------    --------    --------    --------    --------
   Total Income                                                   1,522       7,193       7,337       1,513       3,448       4,451
                                                               --------    --------    --------    --------    --------    --------

EXPENSES:
Investment Advisory fees                                          1,046         583         594         133         385         500
Administrative fees                                                 195         167         163          42         116         139
Distribution services -
   Investment A shares                                                8          33          14           3        --            17
Distribution services -
   Investment B shares                                             --          --          --          --          --          --
Distribution services -
   Investment C Shares                                                1           1           3           1        --             4
Shareholder servicing -
   Investment C Shares                                             --          --             1        --          --             1
Fund accounting fees                                                100          26          28          23          27          30
Custodian fees                                                       66           6           8           4           3           4
Trustees' fees                                                        1           1           1        --             1           1
Transfer agent fees                                                  46          27          26          13          19          22
Professional Fees                                                    18          10          13           5          10          10
Other fees                                                          162          19          19          14          17          16
                                                               --------    --------    --------    --------    --------    --------
     Total Expenses                                               1,643         873         870         238         578         744
                                                               --------    --------    --------    --------    --------    --------
     Less fees voluntarily reduced                                 --           (43)        (44)        (52)        (52)        (42)
                                                               --------    --------    --------    --------    --------    --------
     Net Expenses                                                 1,643         830         826         186         526         702
                                                               --------    --------    --------    --------    --------    --------
     Net Investment Income/(Loss)                                  (121)      6,363       6,511       1,327       2,922       3,749
                                                               --------    --------    --------    --------    --------    --------

REALIZED AND UNREALIZED GAINS/(LOSSES)
FROM INVESTMENTS, FUTURES AND
FOREIGN CURRENCY TRANSACTIONS:
Net realized gains/(losses) from investments,
   futures, and foreign currency transactions                    (4,345)       (859)        949         (26)        499         367
Net change in unrealized appreciation
   from investments, futures and translation
   of assets and liabilities denominated in
   foreign currencies                                            (9,746)      6,928       6,336       2,060       3,964       5,271
                                                               --------    --------    --------    --------    --------    --------
Net realized and unrealized gains/(losses)
   from investments, futures and foreign
   currency transactions                                        (14,091)      6,069       7,285       2,034       4,463       5,638
                                                               --------    --------    --------    --------    --------    --------
Change in net assets resulting
   from operations                                             $(14,212)   $ 12,432    $ 13,796    $  3,361    $  7,385    $  9,387
                                                               ========    ========    ========    ========    ========    ========

(See Notes which are in an integral part of the Financial Statements)

                                       45

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
                                                QUALITY GROWTH FUND            EQUITY INCOME FUND               PINNACLE FUND
                                             --------------------------    --------------------------    ---------------------------
                                               SIX MONTHS                   SIX MONTHS                    SIX MONTHS
                                                  ENDED        YEAR            ENDED        YEAR            ENDED           YEAR
                                             JAN. 31, 2001    ENDED        JAN. 31, 2001    ENDED       JAN. 31, 2001      ENDED
                                              (UNAUDITED) JULY 31, 2000     (UNAUDITED) JULY 31, 2000    (UNAUDITED)   JULY 31, 2000
                                             --------------------------    --------------------------    ---------------------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income/(loss)                 $    (1,460)   $    (1,408)   $       636    $     2,041    $      (289)   $      (432)
Net realized gain/(loss) on investments
   and options contracts                          36,520        107,993          2,535          4,656          1,161           (253)
Net change in unrealized appreciation/
   depreciation on investments
   and options contracts                          55,944         47,729          8,049        (18,711)       (16,023)         5,731
                                             -----------    -----------    -----------    -----------    -----------    -----------
   Change in net assets
   resulting from operations                      91,004        154,314         11,220        (12,014)       (15,151)         5,046
                                             -----------    -----------    -----------    -----------    -----------    -----------

DISTRIBUTIONS TO INSTITUTIONAL
SHAREHOLDERS:
   From net investment income                       --             --             (530)        (1,836)          --             --
   From net realized gains on
   investment transactions                       (91,879)       (30,615)        (1,980)        (7,737)        (1,435)          (947)

DISTRIBUTIONS TO
INVESTMENT A SHAREHOLDERS:
   From net investment income                       --             --              (55)          (195)          --             --
   From net realized gains on
   investment transactions                       (24,349)        (6,684)          (265)        (1,054)          (998)          (762)

DISTRIBUTIONS TO
INVESTMENT B SHAREHOLDERS:
   From net investment income                       --             --             --             --             --             --
   From net realized gains on
   investment transactions                          (110)          --               (3)          --               (1)          --

DISTRIBUTIONS TO
INVESTMENT C SHAREHOLDERS:
   From net investment income                       --             --               (1)            (8)          --             --
   From net realized gains on
   investment transactions                        (1,573)          (516)           (12)           (69)          (102)           (89)
                                             -----------    -----------    -----------    -----------    -----------    -----------
   Change in net assets from
   shareholder distributions                    (117,911)       (37,815)        (2,846)       (10,899)        (2,536)        (1,798)
                                             -----------    -----------    -----------    -----------    -----------    -----------

FUND SHARE (PRINCIPAL)
TRANSACTIONS:
Proceeds from shares issued                      188,041        297,632          5,927          9,324          2,871         26,634
Dividends reinvested                             117,854         37,807          2,357          9,161          2,462          1,779
Cost of shares redeemed                          (77,660)      (125,476)       (14,625)       (52,335)       (19,970)       (44,241)
                                             -----------    -----------    -----------    -----------    -----------    -----------
   Change in net assets from
   fund share transactions                       228,235        209,963         (6,341)       (33,850)       (14,637)       (15,828)
                                             -----------    -----------    -----------    -----------    -----------    -----------
   Change in net assets                          201,328        326,462          2,033        (56,763)       (32,324)       (12,580)

NET ASSETS:
Beginning of period                            1,036,953        710,491        113,463        170,226        105,952        118,532
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of period                                $ 1,238,281    $ 1,036,953    $   115,496    $   113,463    $    73,628    $   105,952
                                             ===========    ===========    ===========    ===========    ===========    ===========
Undistributed Net
   Investment Income                         $    (1,460)   $      --      $        71    $        19    $      (289)   $      --
                                             ===========    ===========    ===========    ===========    ===========    ===========


(See notes which are an integral part of the financial statements)

                                       46

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
                                                     BALANCED FUND                MID CAP FUND                 TECHNOLOGY FUND
                                               ------------------------      ------------------------      ------------------------
                                               SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                                  ENDED        YEAR            ENDED        YEAR            ENDED        PERIOD
                                             JAN. 31, 2001    ENDED        JAN. 31, 2001    ENDED        JAN. 31, 2001    ENDED
                                               (UNAUDITED) JULY 31, 2000    (UNAUDITED) JULY 31, 2000     (UNAUDITED) JULY 31, 2000*
                                               ------------------------      ------------------------      ------------------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income/(loss)                   $   2,332      $   3,661      $    (399)     $    (717)     $    (422)     $     (73)
Net realized gain/(loss) on investments
   and options contracts                          11,651         31,057         15,203         35,466         (3,349)           442
Net change in unrealized appreciation/
   depreciation on investments and
   options contracts                              (7,976)         8,425         (2,496)        31,305         (6,667)        (2,950)
                                               ---------      ---------      ---------      ---------      ---------      ---------
   Change in net assets resulting
   from operations                                 6,007         43,143         12,308         66,054        (10,438)        (2,581)
                                               ---------      ---------      ---------      ---------      ---------      ---------

DISTRIBUTIONS TO INSTITUTIONAL
SHAREHOLDERS:
   From net investment income                     (1,772)        (2,152)          --             --             --             --
   From net realized gains on
   investment transactions                       (24,970)       (11,919)       (32,318)       (14,441)          (557)          --

DISTRIBUTIONS TO INVESTMENT A
SHAREHOLDERS:
   From net investment income                       (945)        (1,040)          --             --             --             --
   From net realized gains on
   investment transactions                       (13,033)        (6,709)        (5,114)        (2,005)           (65)          --

DISTRIBUTIONS TO INVESTMENT B
SHAREHOLDERS:
   From net investment income                        (16)          --             --             --             --             --
   From net realized gains on
   investment transactions                          (218)          --             (113)          --               (4)          --

 DISTRIBUTIONS TO INVESTMENT C
SHAREHOLDERS:
   From net investment income                        (57)           (58)          --             --             --             --
   From net realized gains on
   investment transactions                          (880)          (561)          (197)           (56)            (2)          --
                                               ---------      ---------      ---------      ---------      ---------      ---------
   Change in net assets from
   shareholder distributions                     (41,891)       (22,439)       (37,742)       (16,502)          (628)          --
                                               ---------      ---------      ---------      ---------      ---------      ---------

FUND SHARE (PRINCIPAL) TRANSACTIONS:
Proceeds from shares issued                       97,776         83,978         43,319         60,930         25,899         62,889
Dividends reinvested                              41,582         22,136         37,792         16,496            627           --
Cost of shares redeemed                          (22,761)       (68,324)       (22,565)       (67,676)        (4,116)          (455)
                                               ---------      ---------      ---------      ---------      ---------      ---------
   Change in net assets from
   fund share transactions                       116,597         37,790         58,546          9,750         22,410         62,434
                                               ---------      ---------      ---------      ---------      ---------      ---------
   Change in net assets                           80,713         58,494         33,112         59,302         11,344         59,853

NET ASSETS:
Beginning of period                              284,488        225,994        280,050        220,747         59,853           --
                                               ---------      ---------      ---------      ---------      ---------      ---------
End of Period                                  $ 365,201      $ 284,488      $ 313,162      $ 280,050      $  71,197      $  59,853
                                               =========      =========      =========      =========      =========      =========
Undistributed Net Investment Income            $     531      $     989      $    (399)     $    --        $    (422)     $    --
                                               =========      =========      =========      =========      =========      =========

* Reflects the period of operations from June 5, 2000 through July 31, 2000

(See notes which are an integral part of the financial statements)

                                       47

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
                                                       INTERNATIONAL EQUITY FUND    BOND FUND FOR INCOME         QUALITY BOND FUND
                                                         ----------------------    ----------------------    ----------------------
                                                        SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                           ENDED       YEAR          ENDED         YEAR         ENDED        YEAR
                                                       JAN. 31, 2001    ENDED     JAN. 31, 2001    ENDED     JAN. 31, 2001   ENDED
                                                        (UNAUDITED)    JULY 31,   (UNAUDITED)    JULY 31,      (UNAUDITED)  JULY 31,
                                                                         2000                      2000                       2000
                                                         ----------------------    ----------------------    ----------------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income/(loss)                             $    (121)   $   1,103    $   6,363    $  13,257    $   6,511    $  10,267
Net realized gain/(loss) from investments,
   futures and foreign currency transactions                (4,345)      33,138         (859)      (8,486)         949       (7,141)
Net change in unrealized appreciation/
   depreciation  on investments, futures, and
   foreign currencies                                       (9,746)     (19,867)       6,928        4,164        6,336        4,349
                                                         ---------    ---------    ---------    ---------    ---------    ---------
   Change in net assets resulting
   from operations                                         (14,212)      14,374       12,432        8,935       13,796        7,475
                                                         ---------    ---------    ---------    ---------    ---------    ---------

DISTRIBUTIONS TO INSTITUTIONAL
SHAREHOLDERS:
   From net investment income                                 --           --         (5,781)     (11,249)      (6,281)      (9,666)
   From net realized gains on investment,
   futures and foreign currency transactions               (26,830)     (16,027)        --           --                         --

DISTRIBUTIONS TO INVESTMENT A
SHAREHOLDERS:
   From net investment income                                 --           --           (780)      (1,857)        (270)        (562)
   From net realized gains on investment,
   futures and foreign currency transactions                  (964)        (594)        --           --                        --

DISTRIBUTIONS TO INVESTMENT B
SHAREHOLDERS:
   From net investment income                                 --           --           --           --             (2)        --
   From net realized gains on investment, futures
   and foreign currency transactions                            (6)        --           --           --           --           --

DISTRIBUTIONS TO INVESTMENT C
SHAREHOLDERS:
   From net investment income                                 --           --             (9)         (24)         (19)         (39)
   From net realized gains on investment,
   futures and foreign currency transactions                   (33)         (21)        --           --                        --
                                                         ---------    ---------    ---------    ---------    ---------    ---------
   Change in net assets from
   shareholder distributions                               (27,833)     (16,642)      (6,570)     (13,130)      (6,572)     (10,267)
                                                         ---------    ---------    ---------    ---------    ---------    ---------

FUND SHARE (PRINCIPAL) TRANSACTIONS:
Proceeds from shares issued                                 30,232       79,274        7,769       32,536       18,190      108,779
Dividends reinvested                                        27,830       16,642          851        1,917        3,106        5,561
Cost of shares redeemed                                    (29,620)     (55,532)     (24,172)     (51,568)     (19,863)     (44,649)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
   Change in net assets from
   fund share transactions                                  28,442       40,384      (15,552)     (17,115)       1,433       69,691
                                                         ---------    ---------    ---------    ---------    ---------    ---------
   Change in net assets                                    (13,603)      38,116       (9,690)     (21,310)       8,657       66,899

NET ASSETS:
Beginning of period                                        216,560      178,444      217,977      239,287      211,073      144,174
                                                         ---------    ---------    ---------    ---------    ---------    ---------
End of period                                            $ 202,957    $ 216,560    $ 208,287    $ 217,977    $ 219,730    $ 211,073
                                                         =========    =========    =========    =========    =========    =========
Undistributed Net Investment Income                      $    (548)   $    (427)   $     (29)   $     178    $     (43)   $      18
                                                         =========    =========    =========    =========    =========    =========


(See notes which are an integral part of the financial statements)

                                       48

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
                                                             U.S. GOVERNMENT
                                                            SECURITIES FUND          MUNICIPAL BOND FUND     OHIO TAX FREE BOND FUND
                                                         ----------------------    ----------------------    ----------------------
                                                        SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                           ENDED       YEAR          ENDED         YEAR         ENDED        YEAR
                                                       JAN. 31, 2001    ENDED     JAN. 31, 2001    ENDED     JAN. 31, 2001   ENDED
                                                        (UNAUDITED)    JULY 31,   (UNAUDITED)    JULY 31,      (UNAUDITED)  JULY 31,
                                                                         2000                      2000                       2000
                                                         ----------------------    ----------------------    ----------------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                    $   1,327    $   2,543    $   2,922    $   5,111    $   3,749    $   7,913
Net realized gain/(loss) from investments                      (26)        (445)         499       (4,207)         367       (2,547)
Net change in unrealized appreciation/
   depreciation on investments                               2,060            4        3,964        1,962        5,271         (254)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
   Change in net assets resulting
   from operations                                           3,361        2,102        7,385        2,866        9,387        5,112
                                                         ---------    ---------    ---------    ---------    ---------    ---------

DISTRIBUTIONS TO INSTITUTIONAL
SHAREHOLDERS:
   From net investment income                               (1,242)      (2,378)      (2,929)      (5,137)      (3,445)      (7,341)
   From net realized gains on
   investment transactions                                    --           --           --         (1,058)        --           (277)

DISTRIBUTIONS TO INVESTMENT A
SHAREHOLDERS:
   From net investment income                                  (74)        (180)          (5)          (8)        (265)        (660)
   From net realized gains on
   investment transactions                                    --           --           --             (1)        --            (32)

DISTRIBUTIONS TO INVESTMENT C
SHAREHOLDERS:
   From net investment income                                   (5)         (13)        --           --            (15)         (37)
   From net realized gains on
   investment transactions                                    --           --           --           --           --             (2)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
   Change in net assets from
   shareholders distributions                               (1,321)      (2,571)      (2,934)      (6,204)      (3,725)      (8,349)
                                                         ---------    ---------    ---------    ---------    ---------    ---------

FUND SHARE (PRINCIPAL) TRANSACTIONS:
Proceeds from shares issued                                  4,215       18,352        3,682       46,540        9,918       22,163
Dividends reinvested                                           702        1,315           20        1,082          313        1,114
Cost of shares redeemed                                     (4,180)     (18,905)      (9,368)     (17,979)     (15,452)     (44,928)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
   Change in net assets from
   fund share transactions                                     737          762       (5,666)      29,643       (5,221)     (21,651)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
   Change in net assets                                      2,777          293       (1,215)      26,305          441      (24,888)

NET ASSETS:
Beginning of period                                         48,155       47,862      141,614      115,309      180,870      205,758
                                                         ---------    ---------    ---------    ---------    ---------    ---------
End of Period                                            $  50,932    $  48,155    $ 140,399    $ 141,614    $ 181,311    $ 180,870
                                                         =========    =========    =========    =========    =========    =========
Undistributed Net Investment Income                      $       6    $    --      $     (12)   $    --      $      23    $    --
                                                         =========    =========    =========    =========    =========    =========

(See notes which are an integral part of the financial statements)

                                       49


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                                       50

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Fifth Third Funds (The "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At January 31, 2001 the Trust consisted of sixteen separate investment portfolios.

The accompanying financial statements relate only to the following Funds (individually the "Fund" and collectively the "Funds"):
PORTFOLIO NAME
----------------------------------------------------------------------------
Fifth Third Quality Growth Fund ("Quality Growth Fund")
Fifth Third EquityIncome Fund ("Equity Income Fund")
Fifth Third Pinnacle Fund ("Pinnacle Fund")
Fifth Third Balanced Fund ("Balanced Fund")
Fifth Third Mid Cap Fund ("Mid CapFund")
Fifth Third Technology Fund ("Technology Fund")
Fifth Third International Equity Fund ("International Equity Fund")
Fifth Third Bond Fund For Income ("Bond Fund For Income")
Fifth Third Quality Bond Fund ("Quality Bond Fund")
Fifth Third U.S. Government Securities Fund ("Government Securities Fund") Fifth Third Municipal Bond Fund ("Municipal Bond Fund")
Fifth Third Ohio Tax Free Bond Fund ("Ohio Tax Free Fund")

The investment objective of each fund is as follows:
       FUND                              OBJECTIVE
----------------------------------------------------------------------------
Quality Growth Fund              To provide growth of capital.
Equity Income Fund               To provide a high level of current income
                                 consistent with capital appreciation.
Pinnacle Fund                    Long-term capital appreciation.
Balanced Fund                    To pursue capital appreciation and income.
Mid Cap Fund                     To provide growth of capital.
Technology Fund                  Long-term capital appreciation.
International Equity Fund        To seek long-term capital appreciation.
Bond Fund For Income             To provide a high level of current income.
Quality Bond Fund                To achieve high current income.
Government Securities Fund       To provide a high level of current income.
Municipal Bond Fund              To provide a high level of current income that
                                 is exempt from federal regular income taxes.
Ohio Tax Free Bond Fund          To provide a high level of current income that
                                 is exempt from federal regular income taxes and the personal income taxes imposed by the state of Ohio and Ohio Municipalities.


The Bond Fund for Income, Government Securities Fund, and Municipal Bond Fund each issue three classes of shares: Institutional, Investment A Shares and Investment C Shares. The remainder of the Funds each issue four classes of shares: Institutional, Investment A Shares, Investment B Shares and Investment C Shares. The Investment A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Investment C Shares made within one year of purchase and certain redemptions of Investment B shares made within six years of

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

purchase are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Each class of shares for each Fund has identical rights and privileges except with respect to Administrative Services fees paid by Investment C Shares, 12b-1 fees paid by Investment A Shares, Investment B shares and Investment C Shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

A. SECURITIES VALUATIONS--Listed securities are valued at the last sales price on the principal exchange where such securities are traded. Listed securities for which last sales prices are not available are valued at the mean of the latest bid and asked price in the principal market where such securities are traded. Unlisted securities are valued at the latest bid price. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in other open end investment companies are valued at net asset value. Investments for which there are no such quotations are valued at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

B. REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's Advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

D. FOREIGN CURRENCY TRANSLATION--The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

E. FORWARD CURRENCY CONTRACTS:--The International Equity Fund may enter into a forward currency contract ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

F. FOREIGN CURRENCY COMMITMENTS--The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities of foreign currency exchange transactions. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

G. FUTURES CONTRACTS--The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

H. OPTION CONTRACTS--The Funds may write or purchase option contracts with the exception of the Pinnacle Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.

There were no option transactions during the period.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

J. DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income are declared and paid monthly for the Quality Growth Fund, the Equity Income Fund, the Bond Fund For Income, the Quality Bond Fund, the U.S. Government Securities Fund, the Municipal Bond Fund, and the Ohio Tax Free Bond Fund. Dividends from net investment income are declared and paid quarterly for the Mid Cap Fund, the Technology Fund, the Balanced Fund and the Pinnacle Fund. Dividends from net investment income are declared and paid annually for the International Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

These `'book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

K. LENDING PORTFOLIO SECURITIES--To generate additional income, the Funds may lend up to one-third of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest and dividends on securities lent while simultaneously seeking to earn interest on the investment of collateral.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. Government Securities, Repurchase Agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying schedules of portfolio investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

K. FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gain sufficient to relieve it from all, or substantially all, federal income taxes.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
(3) SHARES OF BENEFICIAL INTEREST

Transactions in Fund shares were as follows:
                                                           QUALITY GROWTH FUND        EQUITY INCOME FUND          PINNACLE FUND
                                                         ----------------------    ----------------------    ----------------------
                                                        SIX MONTHS               SIX MONTHS                SIX MONTHS
                                                          ENDED                    ENDED                     ENDED
                                                     JAN. 31, 2001 YEAR ENDED   JAN. 31, 2001 YEAR ENDED  JAN. 31, 2001  YEAR ENDED
                                                      (UNAUDITED) JULY 31, 2000  (UNAUDITED) JULY 31, 2000 (UNAUDITED) JULY 31, 2000
                                                         ----------------------    ----------------------    ----------------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                                         $  66,561    $ 198,833    $   3,248    $   6,382    $   2,243    $  14,849
   Dividends reinvested                                     91,846       30,615        2,021        7,836        1,362          928
   Shares redeemed                                         (50,551)     (95,560)     (13,177)     (42,728)     (11,529)     (20,554)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
   INSTITUTIONAL SHARES:                                 $ 107,856    $ 133,888    $  (7,908)   $ (28,510)   $  (7,924)   $  (4,777)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
INVESTMENT A SHARES:
   Shares issued                                         $ 113,514    $  94,504    $   2,089    $   2,857    $     560    $  11,399
   Dividends reinvested                                     24,325        6,675          319        1,249          997          762
   Shares redeemed                                         (26,128)     (27,855)      (1,314)      (8,884)      (7,831)     (20,618)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
   INVESTMENT A SHARES                                   $ 111,711    $  73,324    $   1,094    $  (4,778)   $  (6,274)   $  (8,457)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
INVESTMENT B SHARES:**
   Shares issued                                         $   5,840    $    --      $     379    $    --      $      41    $    --
   Dividends reinvested                                        111         --              3         --              1         --
   Shares redeemed                                             (34)        --           --           --           --           --
                                                         ---------    ---------    ---------    ---------    ---------    ---------
   INVESTMENT B SHARES                                   $   5,917    $    --      $     382    $    --      $      42    $    --
                                                         ---------    ---------    ---------    ---------    ---------    ---------
INVESTMENT C SHARES:
   Shares issued                                         $   2,125    $   4,296    $     212    $      85    $      27    $     386
   Dividends reinvested                                      1,573          516           13           76          102           90
   Shares redeemed                                            (947)      (2,061)        (134)        (723)        (610)      (3,070)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
   INVESTMENT C SHARES                                   $   2,751    $   2,751    $      91    $    (562)   $    (481)   $  (2,594)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
TOTAL NET INCREASE/(DECREASE) FROM CAPITAL
   TRANSACTIONS                                          $ 228,235    $ 209,963    $  (6,341)   $ (33,850)   $ (14,637)   $ (15,828)
                                                         =========    =========    =========    =========    =========    =========

                                                           QUALITY GROWTH FUND        EQUITY INCOME FUND          PINNACLE FUND
                                                         ----------------------    ----------------------    ----------------------
                                                        SIX MONTHS               SIX MONTHS                SIX MONTHS
                                                          ENDED                    ENDED                     ENDED
                                                     JAN. 31, 2001 YEAR ENDED   JAN. 31, 2001 YEAR ENDED  JAN. 31, 2001  YEAR ENDED
                                                      (UNAUDITED) JULY 31, 2000  (UNAUDITED) JULY 31, 2000 (UNAUDITED) JULY 31, 2000
                                                         ----------------------    ----------------------    ----------------------
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                                             2,954        8,590          233          486           64          392
   Dividends reinvested                                      4,316        1,285          141          582           41           25
   Shares redeemed                                          (1,933)      (3,807)        (938)      (3,281)        (334)        (537)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
   INSTITUTIONAL SHARES:                                     5,337        6,068         (564)      (2,213)        (229)        (120)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
INVESTMENT A SHARES:
   Shares issued                                            10,812        3,783          149          214           16          307
   Dividends reinvested                                      1,150          281           22           93           31           21
   Shares redeemed                                          (1,140)      (1,105)         (93)        (675)        (223)        (544)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
   INVESTMENT A SHARES                                      10,822        2,959           78         (368)        (176)        (216)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
INVESTMENT B SHARES:**
   Shares issued                                               267         --             27         --              1         --
   Dividends reinvested                                          5         --           --           --           --           --
   Shares redeemed                                              (1)        --           --           --           --           --
                                                         ---------    ---------    ---------    ---------    ---------    ---------
   INVESTMENT B SHARES                                         271         --             27         --              1         --
                                                         ---------    ---------    ---------    ---------    ---------    ---------
INVESTMENT C SHARES:
   Shares issued                                                87          175           15            6            1           10
   Dividends reinvested                                         76           22            1            6            3            3
   Shares redeemed                                             (41)         (84)         (10)         (55)         (17)         (82)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
   INVESTMENT C SHARES                                         122          113            6          (43)         (13)         (69)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
TOTAL NET INCREASE/(DECREASE) FROM CAPITAL
    TRANSACTIONS                                            16,552        9,140         (453)      (2,624)        (417)        (405)
                                                         =========    =========    =========    =========    =========    =========

** Reflects the period of operations from October 11, 2000 to January 31, 2001.


FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                      BALANCED FUND                MID CAP FUND                TECHNOLOGY FUND
                                               ------------------------      -------------------------     ------------------------
                                               SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                                 ENDED                        ENDED                         ENDED
                                             JAN. 31, 2001 YEAR ENDED      JAN. 31, 2001  YEAR ENDED    JAN. 31, 2001  YEAR ENDED
                                              (UNAUDITED) JULY 31, 2000     (UNAUDITED)  JULY 31, 2000   (UNAUDITED)  JULY 31, 2000
                                               ------------------------      -------------------------     ------------------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                               $  74,234      $  51,317      $  32,171      $  49,578      $  20,351      $  57,902
   Dividends reinvested                           26,469         13,787         32,379         14,441            557           --
   Shares redeemed                               (14,070)       (45,462)       (17,490)       (56,822)        (3,397)          (383)
                                               ---------      ---------      ---------      ---------      ---------      ---------
   INSTITUTIONAL SHARES:                       $  86,633      $  19,642      $  47,060      $   7,197      $  17,511      $  57,519
                                               ---------      ---------      ---------      ---------      ---------      ---------
INVESTMENT A SHARES:
   Shares issued                               $  18,168      $  31,004      $   9,051      $  11,112      $   4,685      $   4,871
   Dividends reinvested                           13,945          7,730          5,103          2,000             65           --
   Shares redeemed                                (7,789)       (21,129)        (4,880)       (10,573)          (693)           (66)
                                               ---------      ---------      ---------      ---------      ---------      ---------
   INVESTMENT A SHARES                         $  24,324      $  17,605      $   9,274      $   2,539      $   4,057      $   4,805
                                               ---------      ---------      ---------      ---------      ---------      ---------
INVESTMENT B SHARES:**
   Shares issued                               $   4,760      $    --        $   1,412      $    --        $     725      $    --
   Dividends reinvested                              232           --              112           --                3           --
   Shares redeemed                                   (26)          --              (52)          --             --             --
                                               ---------      ---------      ---------      ---------      ---------      ---------
   INVESTMENT B SHARES                         $   4,966      $    --        $   1,472      $    --        $     728      $    --
                                               ---------      ---------      ---------      ---------      ---------      ---------
INVESTMENT C SHARES:
   Shares issued                               $     614      $   1,656      $     685      $     239      $     138      $     116
   Dividends reinvested                              937            619            198             55              2           --
   Shares redeemed                                  (876)        (1,732)          (143)          (280)           (26)            (6)
                                               ---------      ---------      ---------      ---------      ---------      ---------
   INVESTMENT C SHARES                         $     675      $     543      $     740      $      14      $     114      $     110
                                               ---------      ---------      ---------      ---------      ---------      ---------
TOTAL NET INCREASE FROM CAPITAL
   TRANSACTIONS                                $ 116,598      $  37,790      $  58,546      $   9,750      $  22,410      $  62,434
                                               =========      =========      =========      =========      =========      =========


                                                 BALANCED FUND                   MID CAP FUND                  TECHNOLOGY FUND
                                            ------------------------        ------------------------        ------------------------
                                           SIX MONTHS                      SIX MONTHS                    SIX MONTHS
                                              ENDED                           ENDED                         ENDED
                                          JAN. 31, 2001  YEAR ENDED       JAN. 31, 2001  YEAR ENDED      JAN. 31, 2001  PERIOD ENDED
                                           (UNAUDITED) JULY 31, 2000       (UNAUDITED)  JULY 31, 2000     (UNAUDITED) JULY 31, 2000*
                                            ------------------------        ------------------------        ------------------------
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                              4,404           3,112           1,783           2,894           1,120           2,891
   Dividends reinvested                       1,735             871           1,946             920              33            --
   Shares redeemed                             (844)         (2,748)           (957)         (3,325)           (215)            (18)
                                              -----           -----           -----          ------          ------          ------
   INSTITUTIONAL SHARES:                      5,295           1,235           2,772             489             938           2,873
                                              -----           -----           -----          ------          ------          ------
INVESTMENT A SHARES:
   Shares issued                              1,072           1,884             480             653             245             240
   Dividends reinvested                         915             489             310             128               4            --
   Shares redeemed                             (470)         (1,285)           (259)           (647)            (40)             (3)
                                              -----           -----           -----          ------          ------          ------
   INVESTMENT A SHARES                        1,517           1,088             531             134             209             237
                                              -----           -----           -----          ------          ------          ------
INVESTMENT B SHARES:**
   Shares issued                                304            --                79            --                43            --
   Dividends reinvested                          15            --                 7            --              --              --
   Shares redeemed                               (2)           --                (3)           --              --              --
                                              -----           -----           -----          ------          ------          ------
   INVESTMENT B SHARES                          317            --                83            --                43            --
                                              -----           -----           -----          ------          ------          ------
INVESTMENT C SHARES:
   Shares issued                                 37             101              36              14               7               5
   Dividends reinvested                          62              39              12               4            --              --
   Shares redeemed                              (53)           (105)             (8)            (16)             (2)           --
                                              -----           -----           -----          ------          ------          ------
   INVESTMENT C SHARES                           46              35              40               2               5               5
                                              -----           -----           -----          ------          ------          ------
TOTAL NET INCREASE FROM CAPITAL
    TRANSACTIONS                              7,175           2,358           3,426             625           1,195           3,115
                                              =====           =====           =====          ======          ======          ======


  * Reflects the period of operations from June 5, 2000 to July 31, 2000.

 ** Reflects the period of operations from October 11, 2000 to January 31, 2001.

                                       57

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2001 (UNAUDITED)
                                             INTERNATIONAL EQUITY FUND       BOND FUND FOR INCOME            QUALITY BOND FUND
                                             ------------------------      ------------------------      ------------------------
                                             SIX MONTHS                    SIX MONTHS                   SIX MONTHS
                                               ENDED                         ENDED                        ENDED
                                           JAN. 31, 2001  YEAR ENDED     JAN. 31, 2001  YEAR ENDED    JAN. 31, 2001   YEAR  ENDED
                                            (UNAUDITED) JULY 31, 2000     (UNAUDITED) JULY 31, 2000     (UNAUDITED)  JULY 31, 2000
                                             ------------------------      ------------------------      ------------------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                             $  10,465      $  44,853      $   7,268      $  30,296      $  17,108      $ 105,709
   Dividends reinvested                         26,831         16,027            229            401          2,815          4,960
   Shares redeemed                              (9,698)       (22,628)       (20,142)       (35,105)       (18,626)       (40,687)
                                             ---------      ---------      ---------      ---------      ---------      ---------
   INSTITUTIONAL SHARES:                     $  27,598      $  38,252      $ (12,645)     $  (4,408)     $   1,297      $  69,982
                                             ---------      ---------      ---------      ---------      ---------      ---------
INVESTMENT A SHARES:
   Shares issued                             $  19,693      $  34,282      $     502      $   2,120      $     759      $   2,950
   Dividends reinvested                            964            594            612          1,490            271            562
   Shares redeemed                             (19,897)       (32,789)        (3,952)       (16,124)        (1,206)        (3,700)
                                             ---------      ---------      ---------      ---------      ---------      ---------
   INVESTMENT A SHARES                       $     760      $   2,087      $  (2,838)     $ (12,514)     $    (176)     $    (188)
                                             ---------      ---------      ---------      ---------      ---------      ---------
INVESTMENT B SHARES**:
   Shares issued                             $      73      $    --        $    --        $    --        $     286      $    --
   Dividends reinvested                              6           --             --             --                2           --
   Shares redeemed                                --             --             --             --               (3)          --
                                             ---------      ---------      ---------      ---------      ---------      ---------
   INVESTMENT B SHARES                       $      79      $    --        $    --        $    --        $     285      $    --
                                             ---------      ---------      ---------      ---------      ---------      ---------
INVESTMENT C SHARES:
   Shares issued                             $    --        $     139      $    --        $     121      $      36      $     121
   Dividends reinvested                             30             20              9             24             19             39
   Shares redeemed                                 (25)          (114)           (78)          (338)           (28)          (263)
                                             ---------      ---------      ---------      ---------      ---------      ---------
   INVESTMENT C SHARES                       $       5      $      45      $     (69)     $    (193)     $      27      $    (103)
                                             ---------      ---------      ---------      ---------      ---------      ---------
TOTAL NET INCREASE/(DECREASE) FROM CAPITAL
   TRANSACTIONS                              $  28,442      $  40,384      $ (15,552)     $ (17,115)     $   1,433      $  69,691
                                             =========      =========      =========      =========      =========      =========

                                            INTERNATIONAL EQUITY FUND        BOND FUND FOR INCOME           QUALITY BOND FUND
                                            -------------------------     ------------------------      ------------------------
                                            SIX MONTHS                    SIX MONTHS                   SIX MONTHS
                                              ENDED                         ENDED                        ENDED
                                          JAN. 31, 2001  YEAR ENDED     JAN. 31, 2001  YEAR ENDED    JAN. 31, 2001   YEAR  ENDED
                                           (UNAUDITED) JULY 31, 2000     (UNAUDITED) JULY 31, 2000     (UNAUDITED)  JULY 31, 2000
                                            ------------------------      ------------------------      ------------------------
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                                919          3,425            626          2,627          1,796         11,182
   Dividends reinvested                       2,613          1,243             20             35            297            530
   Shares redeemed                             (894)        (1,725)        (1,733)        (3,053)        (1,956)        (4,329)
                                            -------         ------         ------        -------        -------        -------
   INSTITUTIONAL SHARES:                      2,638          2,943         (1,087)          (391)           137          7,383
                                            -------         ------         ------        -------        -------        -------
INVESTMENT A SHARES:
   Shares issued                              1,708          2,601             43            183             80            315
   Dividends reinvested                          94             46             53            130             28             60
   Shares redeemed                           (1,716)        (2,480)          (341)        (1,398)          (127)          (395)
                                            -------         ------         ------        -------        -------        -------
   INVESTMENT A SHARES                           86            167           (245)        (1,085)           (19)           (20)
                                            -------         ------         ------        -------        -------        -------
INVESTMENT B SHARES**:
   Shares issued                                  6           --               NA           --               30           --
   Dividends reinvested                           1           --               NA           --             --             --
   Shares redeemed                             --             --               NA           --             --             --
                                            -------         ------         ------        -------        -------        -------
   INVESTMENT B SHARES                            7           --               NA           --               30           --
                                            -------         ------         ------        -------        -------        -------
INVESTMENT C SHARES:
   Shares issued                               --               10           --               10              4             12
   Dividends reinvested                           3              2              1              2              2              4
   Shares redeemed                               (2)            (9)            (7)           (29)            (3)           (28)
                                            -------         ------         ------        -------        -------        -------
   INVESTMENT C SHARES                            1              3             (6)           (17)             3            (12)
                                            -------         ------         ------        -------        -------        -------
TOTAL NET INCREASE/(DECREASE) FROM CAPITAL
    TRANSACTIONS                              2,732          3,113         (1,338)        (1,493)           151          7,351
                                            =======         ======         ======        =======        =======        =======

** Reflects the period of operations from October 11, 2000 to January 31, 2001.

                                       58

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     U.S. GOVERNMENT
                                                     SECURITIES FUND            MUNICIPAL BOND FUND          OHIO TAX FREE BOND FUND
                                                -----------------------       -----------------------       ------------------------
                                                SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                                  ENDED                       ENDED                          ENDED
                                             JAN. 31, 2001  YEAR ENDED    JAN. 31, 2001  YEAR ENDED       JAN. 31, 2001  YEAR  ENDED
                                               (UNAUDITED) JULY 31, 2000    (UNAUDITED) JULY 31, 2000      (UNAUDITED) JULY 31, 2000
                                                -----------------------       -----------------------       ------------------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                                $  3,730       $ 17,564       $  3,410       $ 46,452       $  7,466       $ 19,868
   Dividends reinvested                              624          1,121             15          1,073             34            382
   Shares redeemed                                (3,694)       (15,364)        (9,358)       (17,709)       (12,617)       (33,568)
                                                --------       --------       --------       --------       --------       --------
   INSTITUTIONAL SHARES:                        $    660       $  3,321       $ (5,933)      $ 29,816       $ (5,117)      $(13,318)
                                                --------       --------       --------       --------       --------       --------
INVESTMENT A SHARES:
   Shares issued                                $    421       $    740       $    253       $     88       $  2,235       $  1,929
   Dividends reinvested                               75            181              5             10            264            692
   Shares redeemed                                  (461)        (3,250)            (6)          (271)        (2,625)       (10,895)
                                                --------       --------       --------       --------       --------       --------
   INVESTMENT A SHARES                          $     35       $ (2,329)      $    252       $   (173)      $   (126)      $ (8,274)
                                                --------       --------       --------       --------       --------       --------
INVESTMENT B SHARES:**
   Shares issued                                $   --         $   --         $   --         $   --         $   --         $   --
   Dividends reinvested                             --             --             --             --             --             --
   Shares redeemed                                  --             --             --             --             --             --
                                                --------       --------       --------       --------       --------       --------
   INVESTMENT B SHARES                          $   --         $   --         $   --         $   --         $   --         $   --
                                                --------       --------       --------       --------       --------       --------
INVESTMENT C SHARES:
   Shares issued                                $     63       $     50       $     18       $   --         $    217       $    367
   Dividends reinvested                                4             12           --             --               15             39
   Shares redeemed                                   (26)          (292)            (3)          --             (210)          (465)
                                                --------       --------       --------       --------       --------       --------
   INVESTMENT C SHARES                          $     41       $   (230)      $     15       $   --         $     22       $    (59)
                                                --------       --------       --------       --------       --------       --------
TOTAL NET INCREASE/(DECREASE) FROM CAPITAL
   TRANSACTIONS                                 $    736       $    762       $ (5,666)      $ 29,643       $ (5,221)      $(21,651)
                                                ========       ========       ========       ========       ========       ========


                                                     U.S. GOVERNMENT
                                                    SECURITIES FUND             MUNICIPAL BOND FUND          OHIO TAX FREE BOND FUND
                                                -----------------------       -----------------------       ------------------------
                                                SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                                  ENDED                       ENDED                          ENDED
                                             JAN. 31, 2001  YEAR ENDED    JAN. 31, 2001  YEAR ENDED       JAN. 31, 2001  YEAR  ENDED
                                               (UNAUDITED) JULY 31, 2000    (UNAUDITED) JULY 31, 2000      (UNAUDITED) JULY 31, 2000
                                                -----------------------       -----------------------       ------------------------
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                                     383          1,837            295          4,061            745          2,041
   Dividends reinvested                               64            118              1             94              3             39
   Shares redeemed                                  (381)        (1,609)          (812)        (1,559)        (1,263)        (3,444)
                                                   -----          -----          -----         ------         ------         ------
   INSTITUTIONAL SHARES:                              66            346           (516)         2,596           (515)        (1,364)
                                                   -----          -----          -----         ------         ------         ------
INVESTMENT A SHARES:
   Shares issued                                      43             77             22              8            222            197
   Dividends reinvested                                8             19              1              1             26             71
   Shares redeemed                                   (48)          (339)            (1)           (23)          (260)        (1,124)
                                                   -----          -----          -----         ------         ------         ------
   INVESTMENT A SHARES                                 3           (243)            22            (14)           (12)          (856)
                                                   -----          -----          -----         ------         ------         ------
INVESTMENT B SHARES:**
   Shares issued                                    --             --             --             --             --             --
   Dividends reinvested                             --             --             --             --             --             --
   Shares redeemed                                  --             --             --             --             --             --
                                                   -----          -----          -----         ------         ------         ------
   INVESTMENT B SHARES                              --             --             --             --             --             --
                                                   -----          -----          -----         ------         ------         ------
INVESTMENT C SHARES:
   Shares issued                                       6              5              2           --               21             37
   Dividends reinvested                                1              1           --             --                2              4
   Shares redeemed                                    (3)           (30)            (1)          --              (21)           (48)
                                                   -----          -----          -----         ------         ------         ------
   INVESTMENT C SHARES                                 4            (24)             1           --                2             (7)
                                                   -----          -----          -----         ------         ------         ------
TOTAL NET INCREASE/(DECREASE) FROM CAPITAL
    TRANSACTIONS                                      73             79           (493)         2,582           (525)        (2,227)
                                                   =====          =====          =====         ======         ======         ======

** Reflects the period of operations from October 11, 2000 to January 31, 2001.

                                       59


FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2001 (UNAUDITED)

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

INVESTMENT ADVISORY FEE--Fifth Third Bank, the Trust's investment Advisor (the "Advisor"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets.

Morgan Stanley Asset Management, Inc. is the International Equity Fund's Sub-Advisor (the "Sub-Advisor"). The Advisor compensates the Sub-Advisor at a rate based on the International Equity Fund's average daily net assets.

ADMINISTRATIVE FEE-- BISYS Fund Services ("BISYS") serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, BISYS' fees are computed as a percentage of the daily average net assets of the Trust for the period. Administration fees are computed at 0.20% of first $1 billion of net assets of the Trust, 0.18% of net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of net assets of the Trust. Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from BISYS computed as a percentage of the daily net assets of each Fund.

DISTRIBUTION SERVICES FEE--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Effective December 1, 1995, BISYS serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Investment A Shares, Investment B shares and Investment C shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Investment A Shares, up to 1.00% of the average daily net assets of the Investment B shares, and up to 0.75% of the average daily net assets of the Investment C shares, annually, to compensate the distributor. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE SERVICES FEE--Effective April 23, 1996, the Trust entered into an Administrative Services Agreement with Fifth Third Bank with respect to Investment C Shares. Under the Plan, the Funds may make payments up to 0.25% of the average daily net asset value of Investment C Shares in exchange for certain administrative services for shareholders and for the maintenance of shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODY FEES--Fifth Third Bank serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Certain officers and Trustees of the Trust are officers and Trustees of the above companies, but are not paid any fees directly by the Trust for serving as officers and Trustees of the Trust.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                               QUALITY     EQUITY
                                               GROWTH      INCOME     PINNACLE  BALANCED     MID CAP   TECHNOLOGY
                                                FUND        FUND        FUND      FUND        FUND        FUND
                                               -------     -------     -------   -------     -------     -------
(AMOUNTS IN THOUSANDS)
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee                 0.80%       0.80%       0.80%     0.80%        0.80%     1.00%
     Reductions (percentage of
     average net assets)
Voluntary fee reductions                           $0          $0          $0        $0           $0        $0
ADMINISTRATIVE FEES:
Voluntary fee reductions                           $0         $33          $0       $95          $51        $0
DISTRIBUTION SERVICES FEES:
Annual fee before voluntary fee
     Reductions (percentage of
     average net assets)
            Investment A Shares                 0.25%       0.25%       0.25%     0.25%        0.25%     0.25%
            Investment B Shares                 1.00%       1.00%       1.00%     1.00%        1.00%     1.00%
            Investment C Shares                 0.75%       0.75%       0.75%     0.75%        0.75%     0.75%
Voluntary fee reductions -
     Investment A Shares                           $0          $0          $0        $0           $0        $0
Voluntary fee reductions -
     Investment B Shares                           $0          $0          $0        $0           $0        $0
Voluntary fee reductions -
     Investment C Shares                          $17          $1          $4        $9           $2        $0
ADMINISTRATIVE SERVICES FEES:
Annual fee before voluntary fee
     Reductions (percentage of
     average net assets)
            Investment C Shares                 0.25%       0.25%       0.25%     0.25%        0.25%     0.25%
MISCELLANEOUS FEES:
Fees reimbursed by investment
advisor                                            $0          $0          $0        $0           $0        $0

                                       61

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                                                          OHIO
                                          INTERNATIONAL   BOND     QUALITY   GOVERNMENT     MUNICIPAL   TAX FREE
                                             EQUITY     FUND FOR    BOND     SECURITIES       BOND        BOND
                                              FUND        FUND      FUND        FUND          FUND        FUND
                                             -------     -------   -------     -------       -------     -------
(AMOUNTS IN THOUSANDS)
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee                 1.00%       0.55%       0.55%     0.55%        0.55%     0.55%
     Reductions (percentage of
     average net assets)
Voluntary fee reductions                           $0          $0          $0       $27           $0        $0
ADMINISTRATIVE FEES:
Voluntary fee reductions                           $0         $43         $43       $25          $52       $41
DISTRIBUTION SERVICES FEES:
Annual fee before voluntary fee
     Reductions (percentage of
     average net assets)
              Investment A Shares               0.25%       0.25%       0.25%     0.25%        0.25%     0.25%
              Investment B Shares               1.00%          NA       1.00%        NA           NA     1.00%
              Investment C Shares               0.75%       0.75%       0.75%     0.75%        0.75%     0.75%
Voluntary fee reductions -
     Investment A Shares                           $0          $0          $0        $0           $0        $0
Voluntary fee reductions -
     Investment B Shares                           $0          $0          $0        $0           $0        $0
Voluntary fee reductions -
     Investment C Shares                           $0          $0          $1        $0           $0        $1
ADMINISTRATIVE SERVICES FEES:
Annual fee before voluntary fee
     Reductions (percentage of
     average net assets)
              Investment C Shares               0.25%       0.25%       0.25%     0.25%        0.25%     0.25%
MISCELLANEOUS FEES:
Fees reimbursed by investment advisor              $0          $0          $0        $0           $0        $0


(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the six months ended January 31, 2001, were as follows (Amounts in thousands):
                       QUALITY        EQUITY                                        MID
                        GROWTH        INCOME        PINNACLE       BALANCED         CAP        TECHNOLOGY
                         FUND           FUND          FUND            FUND          FUND          FUND
                        -------       -------        -------        -------       -------        -------
Purchases              $233,387       $ 7,197       $70,803        $198,368       $54,380        $37,229
Sales                   124,725        16,978        89,175         115,556        33,939         16,345
                                                                      U.S.                         OHIO
                     INTERNATIONAL   BOND FUND       QUALITY      GOVERNMENT     MUNICIPAL      TAX FREE
                        EQUITY          FOR            BOND        SECURITIES       BOND           BOND
                         FUND         INCOME          FUND            FUND          FUND           FUND
                        -------       -------        -------        -------       -------        -------
Purchases               $48,143      $138,847       $217,420        $13,107       $20,840        $20,993
Sales                    35,287        156,803        214,823        13,513        29,705         27,630

                                       62

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
(6) CONCENTRATION OF CREDIT RISK

The Ohio Tax Free Bond Fund invests a substantial proportion of its assets in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities. The Portfolio is more susceptible to factors adversely affecting issuers of Ohio municipal securities than a fund that is not concentrated in these issuers to the same extent.

The International Equity Fund invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility or portfolio securities and currency holdings. The International Equity Fund has a relatively large concentration of securities invested in companies domiciled in Great Britain and Japan. The Fund may be more susceptible to the political, social and economic events adversely affecting the Great Britain and Japanese companies than funds not so concentrated.

(7) MERGER OF CARDINAL FUND:

On October 27, 2000, the net assets of the Cardinal Fund were exchanged in a tax-free conversion for shares of the Quality Growth Fund. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation and depreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                               NET ASSET       UNREALIZED
                                            SHARES          NET ASSETS         VALUE PER      APPRECIATION
                                            ISSUED           CONVERTED       SHARE ISSUED    (DEPRECIATION)
                                            -------         ----------       ------------     ------------
Cardinal Fund Class A                       13,509            $198,732          $14.71          $124,168
Cardinal Fund Class C                           71             $ 1,017          $14.39          $    (73)
Cardinal Fund Institutional Class              220             $ 3,279          $14.93          $  7,101

FIFTH THIRD FUNDS QUALITY GROWTH FUND - FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                             SIX MONTHS     YEAR       PERIOD
                                               ENDED        ENDED       ENDED
                                           JAN. 31, 2001  JULY 31,    JULY 31,
                                            (UNAUDITED)     2000        1999*
                                           ------------   --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD          $  26.24    $  23.37    $  19.45
                                              --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                           (0.02)      (0.02)      (0.02)
   Net realized and unrealized gains
      from investments                           (1.19)       4.06        5.89
                                              --------    --------    --------
   Total from Investment Operations              (1.21)       4.04        5.87
                                              --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                            --          --          --
   Net realized gain on investments              (2.91)      (1.17)      (1.95)
                                              --------    --------    --------
   Total Distributions                           (2.91)      (1.17)      (1.95)
                                              --------    --------    --------
NET ASSET VALUE, END OF PERIOD                $  22.12    $  26.24    $  23.37
                                              ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)           (4.16%)(a)   17.82%(a)  32.08%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                  1.00%(b)    1.00%      1.00%(b)
   Net investment loss                         (0.18%)(b)   (0.10%)   (0.10%)(b)
   Expense waiver/reimbursement (c)              0.00%(b)    0.03%      0.05%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)         $805,046    $814,820    $583,753
   Portfolio turnover (d)                           11%        21%         34%

                                             SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2001  -------------------------------------------------------
                                             (UNAUDITED)     2000        1999        1998       1997        1996
                                            ------------   --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  26.12     $ 23.31     $ 20.26    $ 19.23     $ 13.16     $ 11.79
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                   (0.05)      (0.07)      (0.06)      0.03        0.08        0.12
   Net realized and unrealized gains/
      (losses) from investments                   (1.18)       4.05        5.06       2.49        6.75        1.37
                                               --------    --------    --------   --------    --------    --------
   Total from Investment Operations               (1.23)       3.98        5.00       2.52        6.83        1.49
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHODERS FROM:
   Net investment income                             --          --          --      (0.03)      (0.09)      (0.12)
   Net realized gain on investments               (2.91)      (1.17)      (1.95)     (1.46)      (0.67)         --
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (2.91)      (1.17)      (1.95)     (1.49)      (0.76)      (0.12)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $  21.98     $ 26.12     $ 23.31    $ 20.26     $ 19.23     $ 13.16
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            (4.26%)(a)   17.60%(a)   26.48%     14.12%      54.02%      12.69%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.24%(b)    1.25%       1.21%      1.00%       1.00%       0.99%
   Net investment income/(loss)                 (0.41%)(b)   (0.35%)     (0.29%)     0.10%       0.45%       0.98%
   Expense waiver/reimbursement (c)               0.00%(b)    0.03%       0.08%      0.37%       0.36%       0.03%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $413,138    $208,342    $116,963   $520,068    $399,683    $134,469
   Portfolio turnover (d)                           11%         21%         34%        45%         37%         37%

(See notes which are an integral part of the financial statements)


                                       64

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                                PERIOD
                                                 ENDED
                                            JAN. 31, 2001
                                             (UNAUDITED)
                                            ------------
INVESTMENT B SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $ 24.17
                                               --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.03)
   Net realized and unrealized gains/
      (losses) from investments                    0.70
                                               --------
   Total from Investment Operations                0.67
                                               --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --
   Net realized gain on investments               (2.91)
                                               --------
   Total Distributions                            (2.91)
                                               --------
NET ASSET VALUE, END OF PERIOD                  $ 21.93
                                               ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            (9.27%)(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.98%(b)
   Net investment loss                          (1.03%)(b)
   Expense waiver/reimbursement (c)               0.00%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)           $ 5,935
   Portfolio turnover (d)                           11%

                                             SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2001  -------------------------------------------------------
                                             (UNAUDITED)     2000        1999        1998       1997       1996**
                                            ------------   --------    --------    --------   --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $ 25.59     $ 22.97     $ 20.10    $ 19.18     $ 13.16     $ 13.37
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.11)      (0.19)      (0.18)     (0.07)      (0.03)         --
   Net realized and unrealized gains/
      (losses) from investments                   (1.15)       3.98        5.00       2.45        6.72       (0.21)
                                               --------    --------    --------   --------    --------    --------
   Total from Investment Operations               (1.26)       3.79        4.82       2.38        6.69       (0.21)
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --         --         --          --          --
   Net realized gain on investments               (2.91)      (1.17)      (1.95)     (1.46)      (0.67)        --
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (2.91)      (1.17)      (1.95)     (1.46)      (0.67)        --
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                  $ 21.42     $ 25.59     $ 22.97    $ 20.10     $ 19.18     $ 13.16
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            (4.48%)(a)   17.01%      25.76%     13.41%      52.79%     (1.57%)(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.75%(b)    2.00%       1.80%      1.63%       1.75%       1.77%(b)
   Net investment loss                          (0.94%)(b)   (0.85%)     (0.89%)    (0.54%)     (0.32%)      0.26%(b)
   Expense waiver/reimbursement (c)               0.24%(b)    0.28%       0.30%      0.39%       0.26%       0.06%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $ 14,162    $ 13,791     $ 9,775    $ 8,357     $ 3,146      $  420
   Portfolio turnover (d)                           11%         21%         34%        45%         37%         37%

* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.

** Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.

*** Reflects operations for the period from October 11, 2000 (date of commencement of operations) to January 31, 2001.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the financial statements)

                                       65

FIFTH THIRD FUNDS EQUITY INCOME FUND - FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                           SIX MONTHS      YEAR       PERIOD
                                             ENDED         ENDED       ENDED
                                          JAN. 31, 2001  JULY 31,    JULY 31,
                                           (UNAUDITED)     2000        1999*
                                         ------------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD          $ 13.22     $ 15.19     $ 14.79
                                             --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.08        0.21        0.25
   Net realized and unrealized gains/
      (losses) from investments                  1.26       (1.11)       1.86
                                             --------    --------    --------
   Total from Investment Operations              1.34       (0.90)       2.11
                                             --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                        (0.07)      (0.21)      (0.26)
   Net realized gain on investments             (0.28)      (0.86)      (1.45)
                                             --------    --------    --------
   Total Distributions                          (0.35)      (1.07)      (1.71)
                                             --------    --------    --------
NET ASSET VALUE, END OF PERIOD                $ 14.21     $ 13.22     $ 15.19
                                             ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)           10.15%(a)   (5.96%)     14.63%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                 1.05%(b)    1.02%       1.07%(b)
   Net investment income                        1.12%(b)    1.54%       1.63%(b)
   Expense waiver/reimbursement (c)             0.06%(b)    0.06%       0.05%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)        $ 99,469    $100,007    $148,525
   Portfolio turnover (d)                          6%         37%         69%

                                             SIX MONTHS
                                                ENDED                  YEAR ENDED JULY 31,
                                            JAN. 31, 2001  -------------------------------------------
                                             (UNAUDITED)     2000        1999        1998      1997**
                                           ------------    --------    --------   --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $ 13.22     $ 15.18     $ 15.38    $ 14.44     $ 12.00
                                               --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.06        0.17        0.29       0.26        0.15
   Net realized and unrealized gains/
      (losses) from investments                    1.26       (1.10)       1.19       2.43        2.43
                                               --------    --------    --------   --------    --------
   Total from Investment Operations                1.32       (0.93)       1.48       2.69        2.58
                                               --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.06)      (0.17)      (0.23)     (0.27)      (0.14)
   Net realized gain on investments               (0.28)      (0.86)      (1.45)     (1.48)      --
                                               --------    --------    --------   --------    --------
   Total Distributions                            (0.34)      (1.03)      (1.68)     (1.75)      (0.14)
                                               --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                  $ 14.20     $ 13.22     $ 15.18    $ 15.38     $ 14.44
                                               ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              9.94%(a)   (6.16%)      9.90%     19.57%       21.64%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.30%(b)    1.27%       1.27%      1.01%        1.06%(b)
   Net investment income                          0.89%(b)    1.29%       1.58%      1.73%        2.32%(b)
   Expense waiver/reimbursement (c)               0.06%(b)    0.06%       0.10%      0.43%        0.42%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $ 14,825    $ 12,777    $ 20,268   $150,404    $120,324
   Portfolio turnover (d)                            6%         37%         69%        41%         28%


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS EQUITY INCOME FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                               PERIOD
                                               ENDED
                                           JAN. 31, 2001***
                                              (UNAUDITED)
                                           ---------------
INVESTMENT B SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $ 13.40
                                               --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.02
   Net realized and unrealized gains/
      (losses) from investments                    1.23
                                               --------
   Total from Investment Operations                1.25
                                               --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.02)
   Net realized gain on investments               (0.28)
                                               --------
   Total Distributions                            (0.30)
                                               --------
NET ASSET VALUE, END OF PERIOD                  $ 14.35
                                               ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              7.75%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   2.03%(b)
   Net investment income                          0.44%(b)
   Expense waiver/reimbursement (c)               0.06%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)           $   387
   Portfolio turnover (d)                            6%

                                             SIX MONTHS
                                               ENDED                 YEAR ENDED JULY 31,
                                            JAN. 31, 2001  -------------------------------------------
                                             (UNAUDITED)     2000        1999        1998      1997**
                                            ------------   --------    --------    --------   --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $ 13.23     $ 15.19     $ 15.39    $ 14.45     $ 12.00
                                               --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.02        0.10        0.14       0.17        0.10
   Net realized and unrealized gains/
      (losses) from investments                    1.26       (1.10)       1.26       2.41        2.45
                                               --------    --------    --------   --------    --------
   Total from Investment Operations                1.28       (1.00)       1.40       2.58        2.55
                                               --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.02)      (0.10)      (0.15)     (0.16)      (0.10)
   Net realized gain on investments               (0.28)      (0.86)      (1.45)     (1.48)      --
                                               --------    --------    --------   --------    --------
   Total Distributions                            (0.30)      (0.96)      (1.60)     (1.64)      (0.10)
                                               --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                  $ 14.21     $ 13.23     $ 15.19    $ 15.39     $ 14.45
                                               ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              9.65%(a)    (6.65%)      9.34%    18.72%      21.30%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.81%(b)     1.77%       1.83%     1.57%       1.81%(b)
   Net investment income                          0.41%(b)     0.80%       0.88%     1.21%       1.56%(b)
   Expense waiver/reimbursement (c)               0.30%(b)     0.31%       0.30%     0.52%       0.26%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)           $   815     $    679     $ 1,433   $   968  $       92
   Portfolio turnover (d)                            6%          37%         69%       41%         28%


* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.

** Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

*** Reflects operations for the period from October 11, 2000 (date of commencement of operations) to January 31, 2001.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the financial statements)

                                       67


FIFTH THIRD FUNDS PINNACLE FUND* -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                           SIX MONTHS      YEAR       PERIOD
                                             ENDED         ENDED       ENDED
                                          JAN. 31, 2001  JULY 31,    JULY 31,
                                          (UNAUDITED)      2000       1999**
                                         ------------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD          $ 38.23     $ 37.28     $ 31.26
                                             --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                          (0.12)      (0.09)      (0.06)
   Net realized and unrealized gains
      from investments                          (5.80)       1.59        6.71
                                             --------    --------    --------
   Total from Investment Operations             (5.92)       1.50        6.65
                                             --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          --           --          --
   Net realized gain on investments             (1.03)      (0.55)      (0.63)
                                             --------    --------    --------
   Total Distributions                          (1.03)      (0.55)      (0.63)
                                             --------    --------    --------
NET ASSET VALUE, END OF PERIOD                $ 31.28     $ 38.23     $ 37.28
                                             ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)          (15.99%)(a)   4.07%      21.53%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                 1.09%(b)     1.07%      1.21%(b)
   Net investment loss                         (0.51%)(b)  (0.23%)    (0.24%)(b)
   Expense waiver/reimbursement (c)             0.00%(b)     0.00%      0.01%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)         $41,085     $58,939     $61,943
   Portfolio turnover (d)                         79%         53%         51%

                                             SIX MONTHS      YEAR        YEAR      PERIOD        YEAR        YEAR
                                                ENDED        ENDED       ENDED      ENDED       ENDED       ENDED
                                            JAN. 31, 2001  JULY 31,    JULY 31,   JULY 31,    DEC. 31,    DEC. 31,
                                             (UNAUDITED)     2000        1999      1998***      1997         1996
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  38.05    $  37.20    $  32.35   $  27.71    $  23.96    $  22.47
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                   (0.12)      (0.21)      (0.09)     (0.02)       0.13        0.05
   Net realized and unrealized gains/
     (losses) from investments                    (5.82)       1.61        5.57       5.13        8.25        5.04
                                               --------    --------    --------   --------    --------    --------
   Total from Investment Operations               (5.94)       1.40        5.48       5.11        8.38        5.09
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --          --         --       (0.13)      (0.05)
   Net realized gain on investments               (1.03)      (0.55)      (0.63)     (0.47)      (4.50)      (3.55)
                                               --------    --------    --------   --------    --------    --------
   Total distributions                            (1.03)      (0.55)      (0.63)     (0.47)      (4.63)      (3.60)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $  31.08    $  38.05    $  37.20   $  32.35    $  27.71    $  23.96
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)           (15.71%)(a)    3.81%       17.18%    18.58%(a)    35.40%     22.50%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.34%(b)    1.32%        1.41%     1.28%(b)     1.12%      1.16%
   Net investment income/(loss)                 (0.76%)(b)   (0.47%)      (0.47%)   (0.12%)(b)    0.46%      0.18%
   Expense waiver/reimbursement (c)               0.00%(b)    0.00%        0.02%     0.30%(b)     0.00%      0.00%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $ 29,510    $ 42,842    $  49,936   $ 35,549    $ 22,272    $16,461
   Portfolio turnover (d)                           79%         53%          51%        38%         50%        44%


(See notes which are an integral part of the financial statements)

                                       68

FIFTH THIRD FUNDS PINNACLE FUND* -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                           PERIOD ENDED
                                         JAN. 31, 2001*****
                                             (UNAUDITED)
                                           ------------
INVESTMENT B SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $ 34.43
                                               --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.12)
   Net realized and unrealized gains
      from investments                            (1.71)
                                               --------
   Total from Investment Operations               (1.83)
                                               --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --
   Net realized gain on investments               (1.03)
                                               --------
   Total Distributions                            (1.03)
                                               --------
NET ASSET VALUE, END OF PERIOD                  $ 31.57
                                               ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            (6.68%)(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   2.06%(b)
   Net investment loss                          (1.48%)(b)
   Expense waiver/reimbursement (c)               0.00%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)           $    41
   Portfolio turnover (d)                           79%

                                             SIX MONTHS      YEAR        YEAR       PERIOD
                                               ENDED         ENDED       ENDED       ENDED
                                            JAN. 31, 2001  JULY 31,    JULY 31,    JULY 31,
                                             (UNAUDITED)     2000        1999      1998****
                                           ------------    --------    --------   --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $ 37.56     $ 36.92     $ 32.28    $ 30.16
                                               --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.12)      (0.47)      (0.23)     (0.04)
   Net realized and unrealized gains
      from investments                            (5.82)       1.66        5.50       2.16
                                               --------    --------    --------   --------
   Total from Investment Operations               (5.94)       1.19        5.27       2.12
                                               --------    --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --          --         --
   Net realized gain on investments               (1.03)      (0.55)      (0.63)     --
                                               --------    --------    --------   --------
   Total Distributions                            (1.03)      (0.55)      (0.63)     --
                                               --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                  $ 30.59     $ 37.56     $ 36.92    $ 32.28
                                               ========    ========    ========   ========
TOTAL RETURN (EXCLUDES SALES CHARGE)           (15.92%)(a)    3.26%      16.56%       7.07%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.85%(b)    1.82%       1.95%       2.17%(b)
   Net investment loss                          (1.26%)(b)   (0.97%)     (1.00%)    (0.84%)(b)
   Expense waiver/reimbursement (c)               0.24%(b)    0.25%       0.26%       0.42%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)           $ 2,992     $ 4,171    $  6,653    $   922
   Portfolio turnover (d)                           79%         53%         51%        38%

* Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor Fund of the Fifth Third Pinnacle Fund.

** Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.

***  Reflects the period of operations from January 1, 1998 to July 31, 1998.

**** Reflects the period of operations from March 9, 1998 (date of commencement of operations) to July 31, 1998.

***** Reflects operations for the period from October 11, 2000 (date of commencement of operations) to January 31, 2001.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

                                       69

FIFTH THIRD FUNDS BALANCED FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                           SIX MONTHS     YEAR        PERIOD
                                             ENDED        ENDED       ENDED
                                         JAN. 31, 2001   JULY 31,    JULY 31,
                                          (UNAUDITED)      2000        1999*
                                         ------------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD          $ 17.39     $ 16.13     $ 14.60
                                             --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.14        0.23        0.22
   Net realized and unrealized gains
      from investments                           0.13        2.60        2.27
                                             --------    --------    --------
   Total from Investment Operations              0.27        2.83        2.49
                                             --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                        (0.14)      (0.23)      (0.22)
   Net realized gain on investments             (2.00)      (1.34)      (0.74)
                                             --------    --------    --------
   Total Distributions                          (2.14)      (1.57)      (0.96)
                                             --------    --------    --------
NET ASSET VALUE, END OF PERIOD                $ 15.52     $ 17.39     $ 16.13
                                             ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            1.84%(a)   18.60%      17.63%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                 1.00%(b)    1.00%       1.00%(b)
   Net investment income                        1.58%(b)    1.55%       1.54%(b)
   Expense waiver/reimbursement (c)             0.06%(b)    0.06%       0.04%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)        $235,703    $171,923    $139,616
   Portfolio turnover (d)                         38%        122%        128%


                                             SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                           JAN. 31, 2001   -------------------------------------------------------
                                            (UNAUDITED)      2000        1999       1998        1997        1996
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $ 17.37     $ 16.12     $ 14.99    $ 15.33     $ 11.75     $ 11.28
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.13        0.17        0.20       0.27        0.27        0.27
   Net realized and unrealized gains
      from investments                             0.12        2.62        1.86       0.92        4.06        0.47
                                               --------    --------    --------   --------    --------    --------
   Total from Investment Operations                0.25        2.79        2.06       1.19        4.33        0.74
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.13)      (0.20)      (0.19)     (0.28)      (0.26)      (0.27)
   Net realized gain on investments               (2.00)      (1.34)      (0.74)     (1.25)      (0.49)     --
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (2.13)      (1.54)      (0.93)     (1.53)      (0.75)      (0.27)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                  $ 15.49     $ 17.37     $ 16.12    $ 14.99     $ 15.33    $ 11.75
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              1.75%(a)   18.28%      14.30%      8.41%      38.45%       6.52%
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.24%(b)    1.25%       1.28%      1.00%       1.00%       1.00%
   Net investment income                          1.32%(b)    1.30%       1.22%      1.84%       2.05%       2.31%
   Expense waiver/reimbursement (c)               0.06%(b)    0.06%       0.06%      0.43%       0.40%       0.06%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $116,928    $104,750    $ 79,686   $173,177    $122,765    $ 92,808
   Portfolio turnover (d)                           38%        122%        128%       135%        101%         61%


(See notes which are an integral part of the financial statements)

                                       70

FIFTH THIRD FUNDS BALANCED FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                           PERIOD ENDED
                                         JAN. 31, 2001***
                                            (UNAUDITED)
                                           ------------
INVESTMENT B SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $ 16.53
                                               --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                             0.10
   Net realized and unrealized gains/
      (losses) from investments                    0.92
                                               --------
   Total from Investment Operations                1.02
                                               --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.10)
   Net realized gain on investments               (2.00)
                                               --------
   Total Distributions                            (2.10)
                                               --------
NET ASSET VALUE, END OF PERIOD                  $ 15.45
                                               ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            (6.44%)(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   2.03%(b)
   Net investment loss                            0.64%(b)
   Expense waiver/reimbursement (c)               0.06%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)           $ 4,904
   Portfolio turnover (d)                           38%

                                             SIX MONTHS                                                    PERIOD
                                               ENDED                    YEAR ENDED JULY 31,                ENDED
                                            JAN. 31, 2001  -------------------------------------------    JULY 31,
                                            (UNAUDITED)      2000        1999         1998      1997       1996**
                                            -----------    --------    --------   --------    --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $ 17.35     $ 16.13     $ 15.01    $ 15.34     $ 11.75     $ 12.13
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.12        0.12        0.11       0.17        0.16        0.05
   Net realized and unrealized gains/
      (losses) from investments                    0.10        2.57        1.88       0.92        4.08       (0.39)
                                               --------    --------    --------   --------    --------    --------
   Total from Investment Operations                0.22        2.69        1.99       1.09        4.24       (0.34)
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.12)      (0.13)      (0.13)     (0.17)      (0.16)      (0.04)
   Net realized gain on investments               (2.00)      (1.34)      (0.74)     (1.25)      (0.49)      --
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (2.12)      (1.47)      (0.87)     (1.42)      (0.65)      (0.04)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                  $ 15.45     $ 17.35     $ 16.13    $ 15.01     $ 15.34    $  11.75
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              1.55%(a)   17.66%      13.78%      7.67%      37.52%     (2.80%)(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.75%(b)    1.75%       1.76%      1.58%       1.75%       1.78%(b)
   Net investment income                          0.82%(b)    0.80%       0.78%      1.24%       1.30%       1.60%(b)
   Expense waiver/reimbursement (c)               0.30%(b)    0.31%       0.29%      0.49%       0.30%       0.07%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)           $ 7,666     $ 7,815     $ 6,692    $ 4,796     $ 1,155     $   264
   Portfolio turnover (d)                           38%        122%        128%       135%        101%         61%


* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.

** Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.

*** Reflects operations for the period from October 11, 2000 (date of commencement of operations) to January 31, 2001.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the financial statements)

                                       71

FIFTH THIRD FUNDS MID CAP FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                           SIX MONTHS      YEAR       PERIOD
                                              ENDED        ENDED       ENDED
                                          JAN. 31, 2001  JULY 31,    JULY 31,
                                           (UNAUDITED)     2000        1999*
                                         ------------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD          $ 19.28     $ 15.87     $ 15.40
                                             --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                          (0.02)      (0.04)      (0.04)
   Net realized and unrealized gains
      from investments                           0.70        4.63        1.95
                                             --------    --------    --------
   Total from Investment Operations              0.68        4.59        1.91
                                             --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                           --          --          --
   In excess of net investment income              --          --          --
   Net realized gain on investments             (2.50)      (1.18)      (1.44)
                                             --------    --------    --------
   Total Distributions                          (2.50)      (1.18)      (1.44)
                                             --------    --------    --------
NET ASSET VALUE, END OF PERIOD                $ 17.46     $ 19.28     $ 15.87
                                             ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            4.14%(a)   30.65%      13.13%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                 0.99%(b)    0.99%       0.97%(b)
   Net investment loss                        (0.24%)(b)   (0.26%)    (0.26%)(b)
   Expense waiver/reimbursement (c)             0.03%(b)    0.05%       0.07%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)        $268,103    $242,641    $191,987
   Portfolio turnover (d)                         12%         42%         49%

                                             SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2001  -------------------------------------------------------
                                            (UNAUDITED)      2000        1999       1998        1997        1996
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $ 19.16     $ 15.82     $ 16.19    $ 16.98     $ 12.60     $ 12.59
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                   (0.04)      (0.08)      (0.10)     (0.03)       0.02        0.06
   Net realized and unrealized gains
      from investments                             0.67        4.60        1.17       0.98        5.55        0.11
                                               --------    --------    --------   --------    --------    --------
   Total from Investment Operations                0.63        4.52        1.07       0.95        5.57        0.17
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --          --         --       (0.02)      (0.07)
   In excess of net investment income                --          --          --         --       (0.02)      --
   Net realized gain on investments               (2.50)      (1.18)      (1.44)     (1.74)      (1.15)      (0.09)
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (2.50)      (1.18)      (1.44)     (1.74)      (1.19)      (0.16)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                  $ 17.29     $ 19.16     $ 15.82    $ 16.19     $ 16.98     $ 12.60
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              3.95%(a)   30.22%       7.29%      5.69%      47.17%       1.27%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.25%(b)    1.24%       1.28%      1.01%       1.00%       1.00%
   Net investment income/(loss)                  (0.48%)(b)  (0.51%)     (0.59%)    (0.19%)      0.10%       0.42%
   Expense waiver/reimbursement (c)               0.03%(b)    0.05%       0.11%      0.40%       0.37%       0.06%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)           $42,067     $36,430    $ 27,966   $217,547    $186,066    $ 72,663
   Portfolio turnover (d)                           12%         42%         49%        44%         52%         54%


(See notes which are an integral part of the financial statements)

                                       72

FIFTH THIRD FUNDS MID CAP FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                          JAN. 31, 2001***
                                            (UNAUDITED)
                                           ------------
INVESTMENT B SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $ 17.91
                                               --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.03)
   Net realized and unrealized gains/
      (losses) from investments                    1.88
                                               --------
   Total from Investment Operations                1.85
                                               --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --
   Net realized gain on investments               (2.50)
                                               --------
   Total Distributions                            (2.50)
                                               --------
NET ASSET VALUE, END OF PERIOD                  $ 17.26
                                               ========
TOTAL RETURN (EXCLUDES SALES CHARGE)             10.97%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.98%(b)
   Net investment loss                           (1.10%)(b)
   Expense waiver/reimbursement (c)               0.03%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)           $ 1,439
   Portfolio turnover (d)                           12%


                                             SIX MONTHS                                                    PERIOD
                                               ENDED                    YEAR ENDED JULY 31,                ENDED
                                            JAN. 31, 2001  -------------------------------------------    JULY 31,
                                            (UNAUDITED)      2000        1999         1998      1997       1996**
                                            -----------    --------    --------   --------    --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $ 18.65     $ 15.52     $ 15.98    $ 16.88     $ 12.59     $ 13.72
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.09)      (0.16)      (0.18)     (0.05)      (0.07)      (0.01)
   Net realized and unrealized gains/
      (losses) from investments                    0.64        4.47        1.16       0.89        5.51       (1.12)
                                               --------    --------    --------   --------    --------    --------
   Total from Investment Operations                0.55        4.31        0.98       0.84        5.44       (1.13)
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --          --         --          --          --
   Net realized gain on investments               (2.50)      (1.18)      (1.44)     (1.74)      (1.15)      --
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (2.50)      (1.18)      (1.44)     (1.74)      (1.15)      --
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                  $ 16.70     $ 18.65     $ 15.52    $ 15.98     $ 16.88     $ 12.59
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              3.57%(a)   29.48%       6.79%       5.03%      46.05%     (8.24%)(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.75%(b)    1.74%       1.85%       1.61%       1.75%       1.78%(b)
   Net investment loss                          (0.98%)(b)   (1.01%)     (1.07%)     (0.81%)     (0.62%)    (0.51%)(b)
   Expense waiver/reimbursement (c)               0.27%(b)    0.30%       0.32%       0.44%       0.27%       0.06%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)           $ 1,553     $   979    $    794    $ 1,049      $  439      $  229
   Portfolio turnover (d)                           12%         42%         49%        44%         52%         54%

* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.

** Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.

*** Reflects operations for the period from October 11, 2000 (date of commencement of operations) to January 31, 2001.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See notes which are an integral part of the financial statements)


                                       73

FIFTH THIRD FUNDS TECHNOLOGY FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                              SIX MONTHS     PERIOD
                                                 ENDED        ENDED
                                             JAN. 31, 2001  JULY 31,
                                              (UNAUDITED)     2000*
                                             ------------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  19.21    $  20.00
                                               --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.10)      (0.03)
   Net realized and unrealized losses
     from investments                             (2.43)      (0.76)
                                               --------    --------
   Total from Investment Operations               (2.53)      (0.79)
                                               --------    --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --
   Net realized gain on investments               (0.16)      --

                                               --------    --------
   Total Distributions                            (0.16)      --
                                               --------    --------
NET ASSET VALUE, END OF PERIOD                 $  16.52    $  19.21
                                               ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)           (13.20%)(a)  (5.69%)(a)

RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.46%(b)    1.46%(b)
   Net investment loss                          (1.21%)(b)  (0.79%)(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)         $  62,946   $  55,188
   Portfolio turnover (c)                            25%         11%

                                           SIX MONTHS       PERIOD
                                              ENDED          ENDED
                                          JAN. 31, 2001     JULY 31,
                                            (UNAUDITED)      2000*
                                           ------------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  19.21   $   20.00
                                               --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                   (0.10)      (0.03)
   Net realized and unrealized losses
     from investments                             (2.45)      (0.76)
                                               --------    --------
   Total from Investment Operations               (2.55)      (0.79)
                                               --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --
   Net realized gain on investments               (0.16)         --
                                               --------    --------
   Total Distributions                            (0.16)         --
                                               --------    --------
NET ASSET VALUE, END OF PERIOD                 $  16.50    $  19.21
                                               ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)           (13.31%)(a)   (5.69%)(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.70%(b)     1.70%(b)
   Net investment income/(loss)                 (1.46%)(b)   (1.27%)(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $  7,357    $  4,560
   Portfolio turnover (c)                           25%         11%


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS TECHNOLOGY FUND -
FINANCIAL HIGHLIGHTS  (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                               PERIOD
                                               ENDED
                                          JAN. 31, 2001**
                                            (UNAUDITED)
                                           ------------
INVESTMENT B SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  17.28
                                               --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.10)
   Net realized and unrealized gains/
     (losses) from investments                    (0.56)
                                               --------
   Total from Investment Operations               (0.66)
                                               --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --
   In excess of net investment income                --
   Net realized gain on investments               (0.16)
                                               --------
   Total Distributions                            (0.16)
                                               --------
NET ASSET VALUE, END OF PERIOD                 $  16.46
                                               ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            (3.86%)(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   2.44%(b)
   Net investment loss                          (2.24%)(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $    709
   Portfolio turnover (d)                           25%



                                            SIX MONTHS       PERIOD
                                              ENDED          ENDED
                                          JAN. 31, 2001    JULY 31,
                                            (UNAUDITED)      2000*
                                           ------------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  19.20    $  20.00
                                               --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.10)      (0.03)
   Net realized and unrealized gains/
     (losses) from investments                    (2.52)      (0.77)
                                               --------    --------
   Total from Investment Operations               (2.62)      (0.80)
                                               --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --
   In excess of net investment income                --          --
   Net realized gain on investments               (0.16)      --
                                               --------    --------
   Total Distributions                            (0.16)      --
                                               --------    --------
NET ASSET VALUE, END OF PERIOD                 $  16.42    $  19.20
                                               ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)           (13.68%)(a)  (5.65%)(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   2.45%(b)    2.42%(b)
   Net investment loss                          (2.21%)(b)  (1.89%)(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $    185    $   105
   Portfolio turnover (d)                           25%         11%


* Reflects operations for the period from June 5, 2000 (date of commencement of operations) to July 31, 2000.

** Reflects operations for the period from October 11, 2000 (date of commencement of operations) to January 31, 2001.

(a)  Not annualized.

(b)  Annualized.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS INTERNATIONAL EQUITY FUND - FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                           SIX MONTHS      YEAR       PERIOD
                                              ENDED        ENDED       ENDED
                                          JAN. 31, 2001  JULY 31,    JULY 31,
                                           (UNAUDITED)     2000        1999*
                                         ------------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD          $ 12.70     $ 12.80     $ 10.50
                                             --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                        (0.01)       0.07        0.09
   Net realized and unrealized gains
      from investments                          (0.81)       1.01        2.52
                                             --------    --------    --------
   Total from Investment Operations             (0.82)       1.08        2.61
                                             --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                           --          --       (0.14)
   In excess of net investment income              --          --       (0.10)
   Net realized gain on investments             (1.62)      (1.18)      (0.07)
                                             --------    --------    --------
   Total Distributions                          (1.62)      (1.18)      (0.31)
                                             --------    --------    --------
NET ASSET VALUE, END OF PERIOD                $ 10.26     $ 12.70     $ 12.80
                                             ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)          (6.49%)(a)    8.29%      25.02%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                 1.55%(b)    1.45%       1.50%(b)
   Net investment income                      (0.11%)(b)    0.55%       0.67%(b)
   Expense waiver/reimbursement (c)             0.00%(b)    0.00%       0.00%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)        $195,392    $208,383    $172,388
   Portfolio turnover (d)                         19%         86%         42%

                                            SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2001  -------------------------------------------------------
                                            (UNAUDITED)      2000        1999       1998        1997        1996
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $ 12.71     $ 12.84     $ 12.56    $ 12.05     $ 10.74      $ 9.83
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                          (0.02)       0.04        0.03       0.09        0.04        0.01
   Net realized and unrealized gains
      from investments                            (0.81)       1.01        0.49       1.31        2.15        0.90
                                               --------    --------    --------   --------    --------    --------
   Total from Investment Operations               (0.83)       1.05        0.52       1.40        2.19        0.91
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --       (0.08)     (0.59)      (0.66)      --
   In excess of net investment income                --          --       (0.09)        --       (0.16)      --
   Net realized gain on investments               (1.62)      (1.18)      (0.07)     (0.30)      (0.06)      --
   Total Distributions                            (1.62)      (1.18)      (0.24)     (0.89)      (0.88)      --
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                  $ 10.26     $ 12.71     $ 12.84    $ 12.56     $ 12.05     $ 10.74
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            (6.56%)(a)    8.02%       4.23%     13.29%      21.78%       9.26%
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.80%(b)    1.70%       1.52%      1.47%       1.38%       1.61%
   Net investment income                        (0.35%)(b)    0.32%       0.03%      0.66%       0.39%       0.32%
   Expense waiver/reimbursement (c)               0.00%(b)    0.00%       0.18%      0.35%       0.35%       0.05%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)            $7,263      $7,901      $5,821   $163,297    $151,728    $120,349
   Portfolio turnover (d)                           19%         86%         42%        39%         60%         41%

(See notes which are an integral part of the financial statements)

                                       76

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                            PERIOD ENDED
                                          JAN. 31, 2001***
                                             (UNAUDITED)
                                           ------------
INVESTMENT B SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $ 12.09
                                               --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                   (0.05)
   Net realized and unrealized gains/
      (losses) from investments                   (0.08)
                                               --------
   Total from Investment Operations               (0.13)
                                               --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --
   In excess of net investment income                --
   Net realized gain on investments               (1.62)
                                               --------
   Total Distributions                            (1.62)
                                               --------
NET ASSET VALUE, END OF PERIOD                  $ 10.34
                                               ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            (0.88%)(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   2.66%(b)
   Net investment income/(loss)                 (1.54%)(b)
   Expense waiver/reimbursement (c)               0.00%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)           $    72
   Portfolio turnover (d)                           19%

                                             SIX MONTHS                                                    PERIOD
                                               ENDED                    YEAR ENDED JULY 31,                ENDED
                                            JAN. 31, 2001  -------------------------------------------     JULY 31,
                                            (UNAUDITED)       2000        1999         1998      1997       1996***
                                            -----------    --------    --------   --------    --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $ 12.54     $ 12.76     $ 12.51    $ 12.01     $ 10.71     $ 11.21
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                   (0.05)      (0.03)      --         (0.06)      (0.02)       0.01
   Net realized and unrealized gains/
      (losses) from investments                   (0.80)       0.99        0.46       1.39        2.16       (0.51)
                                               --------    --------    --------   --------    --------    --------
   Total from Investment Operations               (0.85)       0.96        0.46       1.33        2.14       (0.50)
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --       (0.14)     (0.53)      (0.46)      --
   In excess of net investment income                --          --          --         --       (0.32)      --
   Net realized gain on investments               (1.62)      (1.18)      (0.07)     (0.30)      (0.06)      --
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (1.62)      (1.18)      (0.21)     (0.83)      (0.84)      --
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                  $ 10.07     $ 12.54     $ 12.76    $ 12.51     $ 12.01     $ 10.71
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            (6.82%)(a)    7.25%       3.79%      12.57%      21.25%      8.95%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   2.31%(b)    2.22%       2.25%       2.22%       2.13%      2.34%
   Net investment income/(loss)                 (0.85%)(b)   (0.20%)     (0.08%)     (0.09%)     (0.28%)     0.76%
   Expense waiver/reimbursement (c)               0.00%(b)    0.00%       0.25%       0.25%       0.25%      0.00%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)           $   230     $   276      $  235     $  291      $  210      $   57
   Portfolio turnover (d)                           19%         86%         42%        39%         60%         41%

* Reflects operations for the period from October 9, 1998 (date of commencement of operations) to July 31, 1999.

** Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.

*** Reflects operations for the period from October 11, 2000 (date of commencement of operations) to January 31, 2001.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See notes which are an integral part of the financial statements)

                                       77

FIFTH THIRD FUNDS BOND FUND FOR INCOME - FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                         SIX MONTHS       YEAR       PERIOD
                                            ENDED         ENDED       ENDED
                                        JAN. 31, 2001   JULY 31,    JULY 31,
                                          (UNAUDITED)      2000        1999*
                                        ------------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD        $  11.50    $  11.70    $  12.27
                                            --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                        0.35        0.68        0.56
   Net realized and unrealized losses
     from investments                           0.34       (0.21)      (0.30)
                                            --------    --------    --------
   Total from Investment Operations             0.69        0.47        0.26
                                            --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                       (0.37)      (0.67)      (0.62)
   Net realized gain on investments               --          --       (0.21)
                                            --------    --------    --------
   Total Distributions                         (0.37)      (0.67)      (0.83)
                                            --------    --------    --------
NET ASSET VALUE, END OF PERIOD               $ 11.82    $  11.50    $  11.70
                                            ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)           6.16%(a)    4.09%        2.12%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                0.75%(b)    0.76%        0.75%(b)
   Net investment income                       6.02%(b)    5.87%        5.12%(b)
   Expense waiver/reimbursement (c)            0.04%(b)    0.04%        0.03%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)       $182,783    $190,293    $198,212
   Portfolio turnover (d)                        70%        185%        104%

                                              SIX MONTHS
                                                ENDED                   YEAR ENDED JULY 31,
                                            JAN. 31, 2001  -------------------------------------------
                                             (UNAUDITED)     2000        1999        1998      1997**
                                            ------------   --------    --------    --------   --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  11.48    $  11.69    $  12.19   $  12.19    $  12.00
                                               --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.34        0.66        0.71       0.68        0.37
   Net realized and unrealized gains/
     (losses) from investments                     0.34       (0.22)      (0.41)      0.06        0.18
                                               --------    --------    --------   --------    --------
   Total from Investment Operations                0.68        0.44        0.30       0.74        0.55
                                               --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.35)      (0.65)      (0.59)     (0.69)      (0.36)
   Net realized gain on investments                  --          --       (0.21)     (0.05)      --
                                               --------    --------    --------   --------    --------
   Total Distributions                            (0.35)      (0.65)      (0.80)     (0.74)      (0.36)
                                               --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                 $  11.81    $  11.48    $  11.69   $  12.19    $  12.19
                                               ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              6.02%(a)    3.90%       2.42%      6.23%       4.64%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.00%(b)    1.01%       0.97%      0.75%       0.79%(b)
   Net investment income                          5.77%(b)    5.59%       4.80%      5.54%       6.08%(b)
   Expense waiver/reimbursement (c)               0.04%(b)    0.04%       0.05%      0.42%       0.42%(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $ 25,199    $ 27,319    $ 40,508   $188,071    $157,108
   Portfolio turnover (d)                           70%        185%        104%       127%        157%


(See notes which are an integral part of the financial statements)

                                       78

FIFTH THIRD FUNDS BOND FUND FOR INCOME -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                              SIX MONTHS
                                               ENDED                    YEAR ENDED JULY 31,
                                            JAN. 31, 2001  -------------------------------------------
                                             (UNAUDITED)     2000        1999        1998      1997**
                                            ------------   --------    --------    --------   --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  11.49    $  11.69    $  12.19   $  12.18    $  12.00
                                               --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/ (loss)                   0.31        0.60        0.53       0.60       (0.01)
   Net realized and unrealized gains/
     (losses) from investments                     0.33       (0.21)      (0.29)      0.05        0.50
                                               --------    --------    --------   --------    --------
   Total from Investment Operations                0.64        0.39        0.24       0.65        0.49
                                               --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --       (0.59)      (0.53)     (0.59)      (0.22)
   In excess of net investment income             (0.32)         --          --         --       (0.09)
   Net realized gain on investments                  --          --       (0.21)     (0.05)      --
                                               --------    --------    --------   --------    --------
   Total Distributions                            (0.32)      (0.59)      (0.74)     (0.64)      (0.31)
                                               --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                 $  11.81    $  11.49    $  11.69   $  12.19    $  12.18
                                               ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              5.66%(a)    3.43%       1.92%      5.50%       4.18%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.51%(b)    1.51%       1.54%      1.34%       1.54%(b)
   Net investment income/ (loss)                  5.28%(b)    5.10%       3.40%      4.89%       4.20%(b)
   Expense waiver/reimbursement (c)               0.29%(b)    0.26%       0.28%      0.32%       0.26%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $    305    $    365    $    567   $    230    $      6
   Portfolio turnover (d)                           70%        185%        104%       127%        157%

* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.

** Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

***  Per share information is calculated using the average share method.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above. (d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See notes which are an integral part of the financial statements)


                                       79


FIFTH THIRD FUNDS QUALITY BOND FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                          SIX MONTHS       YEAR       PERIOD
                                             ENDED         ENDED       ENDED
                                         JAN. 31, 2001   JULY 31,    JULY 31,
                                          (UNAUDITED)      2000        1999*
                                         ------------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD         $   9.38    $   9.52    $  10.02
                                             --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.29        0.57        0.48
   Net realized and unrealized losses
     from investments                            0.32       (0.14)      (0.38)
                                             --------    --------    --------
   Total from Investment Operations              0.61        0.43        0.10
                                             --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                        (0.29)      (0.57)      (0.49)
   Net realized gain on investments                            --       (0.11)
                                             --------    --------    --------
   Total Distributions                          (0.29)      (0.57)      (0.60)
                                             --------    --------    --------
NET ASSET VALUE, END OF PERIOD               $   9.70    $   9.38    $   9.52
                                             ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            6.63%(a)    4.66%       0.88%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                 0.75%(b)    0.75%       0.75%(b)
   Net investment income                        6.03%(b)    6.09%       4.95%(b)
   Expense waiver/reimbursement (c)             0.04%(b)    0.09%       0.11%(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)       $ 209,057    $200,882   $ 133,537
   Portfolio turnover (d)                         107%        368%        349%


                                             SIX MONTHS
                                                ENDED                        YEAR ENDED JULY 31,
                                            JAN. 31, 2001  -------------------------------------------------------
                                             (UNAUDITED)     2000        1999       1998        1997        1996
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   9.38    $   9.52    $   9.96   $   9.85    $   9.52    $   9.72
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.27        0.54        0.65       0.54        0.55        0.56
   Net realized and unrealized gains/
     (losses) from investments                     0.33       (0.14)      (0.51)      0.12        0.32       (0.19)
                                               --------    --------    --------   --------    --------   --------
   Total from Investment Operations                0.60        0.40        0.14       0.66        0.87        0.37
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.28)      (0.54)      (0.47)     (0.55)      (0.54)      (0.57)
   Net realized gain on investments                              --        (0.11)     --          --          --
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (0.28)      (0.54)      (0.58)     (0.55)      (0.54)      (0.57)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $   9.70    $   9.38    $   9.52   $   9.96    $   9.85    $   9.52
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              6.46%(a)    4.41%       1.26%      6.91%       9.43%       3.86%
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                       1.04%(b)    1.00%       0.92%      0.75%       0.75%       0.75%
   Net investment income                          5.74%(b)    5.82%       4.85%      5.50%       5.71%       5.80%
   Expense waiver/reimbursement (c)               0.04%(b)    0.09%       0.17%      0.45%       0.41%       0.06%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $  9,636    $  9,494    $  9,826   $107,794    $ 91,789    $ 83,422
   Portfolio turnover (d)                          107%        368%        349%       279%        181%        117%

(See notes which are an integral part of the financial statements)

                                       80


FIFTH THIRD FUNDS QUALITY BOND FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED
                                         JAN. 31, 2001***
                                             (UNAUDITED)
                                           ------------
INVESTMENT B SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   9.48
                                               --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.17
   Net realized and unrealized gains/
     (losses) from investments                     0.22
                                               --------
   Total from Investment Operations                0.39
                                               --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.17)
   Net realized gain on investments
                                               --------
   Total Distributions                            (0.17)
                                               --------
NET ASSET VALUE, END OF PERIOD                 $   9.70
                                               ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              4.53%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.73%(b)
   Net investment income                          4.55%(b)
   Expense waiver/reimbursement (c)               0.04%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $    289
   Portfolio turnover (d)                           107%

                                            SIX MONTHS
                                                ENDED                        YEAR ENDED JULY 31,
                                            JAN. 31, 2001  -------------------------------------------------------
                                             (UNAUDITED)     2000        1999       1998        1997        1996**
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   9.38    $   9.51    $   9.95   $   9.86    $   9.53    $  9.62
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.25        0.53        0.43       0.48        0.49       0.14
   Net realized and unrealized gains/
     (losses) from investments                     0.33       (0.16)      (0.33)      0.09        0.32      (0.08)
                                               --------    --------    --------   --------    --------   --------
   Total from Investment Operations                0.58        0.37        0.10       0.57        0.81       0.06
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.26)      (0.50)      (0.43)     (0.48)      (0.48)     (0.15)
   Net realized gain on investments                              --       (0.11)     --          --         --
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (0.26)      (0.50)      (0.54)     (0.48)      (0.48)     (0.15)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $   9.70    $   9.38    $   9.51   $   9.95    $   9.86    $  9.53
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              6.23%(a)    3.98%       0.75%      5.92%       8.68%       0.62%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.50%(b)    1.50%       1.43%      1.50%       1.50%       1.52%(b)
   Net investment income                          5.27%(b)    5.31%       4.23%      4.76%       4.97%       5.03%(b)
   Expense waiver/reimbursement (c)               0.28%(b)    0.33%       0.36%      0.35%       0.31%       0.09%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $    748    $    697    $    811   $    399    $    204    $    162
   Portfolio turnover (d)                          107%        368%        349%       279%        181%        117%

* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.

** Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.

*** Reflects operations for the period from October 11, 2000 (date of commencement of operations) to January 31, 2001.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See notes which are an integral part of the financial statements)

                                       81


FIFTH THIRD FUNDS U.S. GOVERNMENT SECURITIES FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                           SIX MONTHS      YEAR       PERIOD
                                              ENDED        ENDED       ENDED
                                          JAN. 31, 2001  JULY 31,    JULY 31,
                                           (UNAUDITED)     2000        1999*
                                         ------------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD         $   9.54    $   9.64    $   9.89
                                             --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.26        0.51        0.46
   Net realized and unrealized losses
     from investments                            0.41       (0.10)      (0.22)
                                             --------    --------    --------
   Total from Investment Operations              0.67        0.41        0.24
                                             --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                        (0.26)      (0.51)      (0.49)
                                             --------    --------    --------
   Total Distributions                          (0.26)      (0.51)      (0.49)
                                             --------    --------    --------
NET ASSET VALUE, END OF PERIOD               $   9.95    $   9.54    $   9.64
                                             ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            7.14%(a)    4.34%       2.43%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                 0.73%(b)    0.72%       0.75%(b)
   Net investment income                        5.37%(b)    5.24%       4.80%(b)
   Expense waiver/reimbursement (c)             0.21%(b)    0.22%       0.28%(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)        $ 47,717    $ 45,139    $ 42,239
   Portfolio turnover (d)                         28%         46%         93%

                                            SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2001  -------------------------------------------------------
                                             (UNAUDITED)     2000        1999       1998        1997        1996
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   9.55    $   9.64    $   9.82   $   9.75    $   9.55    $   9.77
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.25        0.48        0.55       0.52        0.54       0.55
   Net realized and unrealized gains/
     (losses) from investments                     0.41       (0.09)      (0.26)      0.07        0.19      (0.20)
                                               --------    --------    --------   --------    --------   --------
   Total from Investment Operations                0.66        0.39        0.29       0.59        0.73       0.35
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.26)      (0.48)      (0.47)     (0.52)      (0.53)     (0.57)
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (0.26)      (0.48)      (0.47)     (0.52)      (0.53)     (0.57)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $   9.95    $   9.55    $   9.64   $   9.82    $   9.75    $   9.55
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              6.95%(a)    4.20%       2.89%      6.17%       7.83%       3.63%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   0.98%(b)    0.98%       0.95%      0.75%       0.75%       0.75%
   Net investment income                          5.13%(b)    4.95%       4.62%      5.30%       5.56%       5.67%
   Expense waiver/reimbursement (c)               0.21%(b)    0.21%       0.33%      0.53%       0.50%       0.29%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $  2,969    $  2,818    $  5,192     41,550    $ 42,414    $ 30,754
   Portfolio turnover (d)                           28%         46%         93%       155%        169%        103%


                                       82


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS U.S. GOVERNMENT SECURITIES FUND -
FINANCIAL HIGHLIGHTS  (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2001  -------------------------------------------------------
                                             (UNAUDITED)     2000        1999       1998        1997        1996**
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   9.52    $   9.61    $   9.80   $   9.75    $   9.56    $   9.65
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.23        0.43        0.41       0.46        0.46        0.16
   Net realized and unrealized gains/
   (losses) from investments                       0.39       (0.09)      (0.18)      0.04        0.19       (0.10)
                                               --------    --------    --------   --------    --------    --------
   Total from Investment Operations                0.62        0.34        0.23       0.50        0.65        0.06
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.23)      (0.43)      (0.42)     (0.45)      (0.46)     (0.15)
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (0.23)      (0.43)      (0.42)     (0.45)      (0.46)     (0.15)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $   9.91    $   9.52    $   9.61   $   9.80    $   9.75    $   9.56
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              6.62%(a)    3.65%       2.31%      5.19%       6.92%       0.60%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.47%(b)    1.48%       1.40%      1.50%       1.50%       1.52%(b)
   Net investment income                          4.62%(b)    4.41%       4.20%      4.56%       4.82%       4.80%(b)
   Expense waiver/reimbursement (c)               0.44%(b)    0.44%       0.54%      0.43%       0.40%       0.37%(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $    246    $    198    $    431   $    118    $     75    $    49
   Portfolio turnover (d)                           28%         46%         93%       155%        169%        103%

* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.

** Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

                                       83

FIFTH THIRD MUNICIPAL BOND FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                           SIX MONTHS      YEAR       PERIOD
                                              ENDED        ENDED       ENDED
                                          JAN. 31, 2001  JULY 31,    JULY 31,
                                           (UNAUDITED)     2000        1999*
                                         ------------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD         $  11.44    $  11.77    $  12.30
                                             --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.24        0.48        0.47
   Net realized and unrealized losses
     from investments                            0.37       (0.22)      (0.32)
                                             --------    --------    --------
   Total from Investment Operations              0.61        0.26        0.15
                                             --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                           (0.24)      (0.48)      (0.47)
   Net realized gain on investments              0.00       (0.11)      (0.21)
                                             --------    --------    --------
   Total Distributions                          (0.24)      (0.59)      (0.68)
                                             --------    --------    --------
NET ASSET VALUE, END OF PERIOD               $  11.81    $  11.44    $  11.77
                                             ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            5.42%(a)    2.37%(a)    1.18%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                 0.75%(b)    0.75%(b)    0.75%(b)
   Net investment income                        4.17%(b)    4.25%(b)    3.79%(b)
   Expense waiver/reimbursement (c)             0.07%(b)    0.10%(b)    0.11%(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)        $139,916    $141,407    $114,923
   Portfolio turnover (d)                         16%         84%        110%

                                             SIX MONTHS
                                               ENDED                    YEAR ENDED JULY 31,
                                            JAN. 31, 2001  -------------------------------------------
                                             (UNAUDITED)     2000        1999        1998      1997**
                                            ------------   --------    --------    --------   --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $  11.46    $  11.79    $  12.24   $  12.33    $  12.00
                                               --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.23        0.45        0.45       0.50        0.28
   Net realized and unrealized gains/
   (losses) from investments                       0.37       (0.22)      (0.25)      0.01        0.32
                                               --------    --------    --------   --------    --------
   Total from Investment Operations                0.60        0.23        0.20       0.51        0.60
                                               --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.23)      (0.45)      (0.44)     (0.51)      (0.27)
   Net realized gain on investments                0.00       (0.11)      (0.21)     (0.09)      --
                                               --------    --------    --------   --------    --------
   Total Distributions                            (0.23)      (0.56)      (0.65)     (0.60)      (0.27)
                                               --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                 $  11.83    $  11.46    $  11.79   $  12.24    $  12.33
                                               ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              5.27%(a)    2.07%(a)    1.56%      4.28%       5.04%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.05%(b)    1.00%(b)    0.81%      0.76%       0.81%(b)
   Net investment income                          3.82%(b)    3.91%(b)    3.99%      4.09%       4.44%(b)
   Expense waiver/reimbursement (c)               0.07%(b)    0.11%(b)    0.31%      0.45%       0.42%(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $    468    $    207    $    386   $117,333    $101,616
   Portfolio turnover (d)                           16%         84%        110%       121%         63%


(See notes which are an integral part of the financial statements)

                                       84

FIFTH THIRD MUNICIPAL BOND FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)***
--------------------------------------------------------------------------------
                                               PERIOD
                                               ENDED                    YEAR ENDED JULY 31,
                                            JAN. 31, 2001  -------------------------------------------
                                             (UNAUDITED)     2000        1999       1998***     1997**
                                            ------------   --------    --------    --------   --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD          11.54****    $     --    $     --   $  12.33    $  12.00
                                              ---------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                    0.16          --          --       0.18       (0.20)
   Net realized and unrealized gains
     from investments                              0.28          --          --       0.07        0.75
                                               --------    --------    --------   --------    --------
   Total from Investment Operations                   0          --          --       0.25        0.55
                                               --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.16)         --          --      (0.18)      (0.16)
   In excess of net investment income                            --          --         --       (0.06)
   Net realized gain on investments                  --          --          --      (0.09)         --
                                               --------    --------    --------   --------    --------
   Total Distributions                            (0.16)         --          --      (0.27)      (0.22)
                                               --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                 $  11.82    $     --    $     --   $  12.31    $  12.33
                                               ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              3.81%(a)      N/A         N/A      2.03%(a)    4.65%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.51%(b)      N/A         N/A      1.51%(b)    1.56%(b)
   Net investment income/(loss)                   3.39%(b)      N/A         N/A      3.41%(b)    3.09%(b)
   Expense waiver/reimbursement (c)               0.31%(b)      N/A         N/A      0.37%(b)    0.26%(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $     15    $     --    $     --   $     --    $     11
   Portfolio turnover (d)                           16%         N/A         N/A       121%         63%


* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.

** Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

*** Reflects operations for the period from August 1, 1997 (date of commencement of operations) to January 8, 1998. As of July 31, 1998, no shares or assets existed in the Investment C Shares. The ending net asset value is the last NAV for a share redeemed on January 8, 1998. Per share information is calculated using the average share method for Investment C
     Shares.

**** On August 24, 2000, Investment C shares were sold again. The shares were issued at the same price as the Investment A shares on that date.

(a)  Not annualized.

(b)  Annualized.

(c)) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See notes which are an integral part of the financial statements)

                                       85

FIFTH THIRD FUNDS OHIO TAX FREE BOND FUND - FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                           SIX MONTHS      YEAR       PERIOD
                                             ENDED         ENDED       ENDED
                                         JAN. 31, 2001   JULY 31,    JULY 31,
                                          (UNAUDITED)      2000        1999*
                                         ------------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD         $   9.88    $  10.02    $  10.33
                                             --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.21        0.41        0.40
   Net realized and unrealized losses
     from investments                            0.32       (0.12)      (0.24)
                                             --------    --------    --------
   Total from Investment Operations              0.53        0.29        0.16
                                             --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                        (0.21)      (0.41)      (0.40)
   In excess of net investment income                          --       (0.01)
   Net realized gain on investments                         (0.02)      (0.06)
                                             --------    --------    --------
   Total Distributions                          (0.21)      (0.43)      (0.47)
                                             --------    --------    --------
NET ASSET VALUE, END OF PERIOD               $  10.20    $   9.88    $  10.02
                                             ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)            5.39%(a)    3.01%       1.48%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                 0.75%(b)    0.76%       0.82%(b)
   Net investment income                        4.14%(b)    4.15%       3.81%(b)
   Expense waiver/reimbursement (c)             0.04%(b)    0.04%       0.05%(b)

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)        $166,717    $166,623    $182,679
   Portfolio turnover (d)                         12%         26%         47%


                                            SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2001  -------------------------------------------------------
                                             (UNAUDITED)     2000        1999       1998        1997        1996
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   9.89     $ 10.02    $  10.29   $  10.31    $  10.01    $   9.99
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.20        0.39        0.46       0.42        0.43        0.40
   Net realized and unrealized gains/
     (losses) from investments                     0.31       (0.11)      (0.29)      0.02        0.30        0.03
                                               --------    --------    --------   --------    --------    --------
   Total from Investment Operations                0.51        0.28        0.17       0.44        0.73        0.43
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.20)      (0.39)      (0.38)     (0.42)      (0.43)      (0.41)
   Net realized gain on investments                0.00       (0.02)      (0.06)     (0.04)      --          --
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (0.20)      (0.41)      (0.44)     (0.46)      (0.43)      (0.41)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $  10.20    $   9.89    $  10.02   $  10.29    $  10.31    $  10.01
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              5.18%(a)    2.85%       1.63%      4.38%       7.49%       4.33%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.00%(b)    1.01%       1.00%      0.74%       0.75%       0.74%
   Net investment income                          3.89%(b)    3.88%       3.68%      4.09%       4.27%       4.01%
   Expense waiver/reimbursement (c)               0.04%(b)    0.04%       0.21%      0.43%       0.37%       0.32%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)           $13,553     $13,257    $ 22,008   $188,966    $168,800     $35,463
   Portfolio turnover (d)                           12%         26%         47%        42%         49%         30%

(See notes which are an integral part of the financial statements)


                                       86

FIFTH THIRD FUNDS OHIO TAX FREE BOND FUND -
FINANCIAL HIGHLIGHTS  (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                               PERIOD
                                               ENDED
                                         JAN. 31, 2001***
                                            (UNAUDITED)
                                           ------------
INVESTMENT B SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   9.90
                                               --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.14
   Net realized and unrealized gains/
     (losses) from investments                     0.15
                                               --------
   Total from Investment Operations                0.29
                                               --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.14)
   In excess of net investment income
   Net realized gain on investments
                                               --------
   Total Distributions                            (0.14)
                                               --------
NET ASSET VALUE, END OF PERIOD                 $  10.05
                                               ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              2.94%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   0.00%(b)
   Net investment income                          0.00%(b)
   Expense waiver/reimbursement (c)               0.00%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $     --
   Portfolio turnover (d)                           12%

                                             SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2001  -------------------------------------------------------
                                             (UNAUDITED)     2000        1999       1998        1997        1996**
                                           ------------    --------    --------   --------    --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   9.87    $  10.01    $  10.28   $  10.31    $  10.00    $  10.02
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.17        0.34        0.33       0.35        0.36        0.10
   Net realized and unrealized gains/
     (losses) from investments                     0.31       (0.12)      (0.21)      0.01        0.31       (0.01)
                                               --------    --------    --------   --------    --------   --------
   Total from Investment Operations                0.48        0.22        0.12       0.36        0.67        0.09
                                               --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                          (0.17)      (0.34)      (0.33)     (0.35)      (0.35)      (0.11)
   In excess of net investment income                --          --          --         --       (0.01)     --
   Net realized gain on investments                0.00       (0.02)      (0.06)     (0.04)      --         --
                                               --------    --------    --------   --------    --------    --------
   Total Distributions                            (0.17)      (0.36)      (0.39)     (0.39)      (0.36)      (0.11)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $  10.18    $   9.87    $  10.01   $  10.28    $  10.31    $  10.00
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              4.93%(a)    2.25%       1.13%      3.56%       6.84%       0.91%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   1.51%(b)    1.52%       1.55%      1.49%       1.50%       1.52%(b)
   Net investment income                          3.37%(b)    3.30%       3.05%      3.33%       3.51%       3.41%(b)
   Expense waiver/reimbursement (c)               0.28%(b)    0.29%       0.38%      0.33%       0.27%       0.28%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $  1,041    $  1,055    $  1,071   $    584    $    248    $     38
   Portfolio turnover (d)                           12%         26%         47%        42%         49%         30%


* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.

** Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.

*** Reflects operations for the period from October 11, 2000 (date of commencement of operations) to January 31, 2001.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See notes which are an integral part of the financial statements)

                                       87